    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2005.


                                       REGISTRATION NOS. 333-118362 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]

                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]


                         POST-EFFECTIVE AMENDMENT NO. 1                      [X]

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 49                             [X]
                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------


   It is proposed that this filing will become effective (check appropriate space):



[ ] immediately upon filing pursuant to paragraph (b) of Rule 485



[X] on   May 1, 2005  pursuant to paragraph (b) of Rule 485



            (date)



[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485



[ ] on  ______________ pursuant to paragraph (a)(1) of Rule 485



            (date)



   If appropriate, check the following box:



[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-14

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----------------------------------------------------

MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A (THE "SEPARATE ACCOUNT")
  FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
  VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
  issued by
  MERRILL LYNCH LIFE INSURANCE COMPANY
  HOME OFFICE:425 West Capital Avenue,                                    PROSPECTUS
  Suite 1800                                                              MAY 1, 2005
  Little Rock, Arkansas 72201                                    MERRILL LYNCH INVESTOR CHOICE
  SERVICE CENTER: P.O. Box 44222                                 ANNUITY(SM) (INVESTOR SERIES)
  Jacksonville, Florida 32231-4222
  4804 Deer Lake Drive East
  Jacksonville, Florida 32246
  Phone: (800) 535-5549
  offered through
  MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
----------------------------------------------------


This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Merrill Lynch Life Insurance Company ("we" or "us"). The Contract allows the owner (or "you") to accumulate a contract value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference.

The contract value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account's subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. INVESTING IN THIS CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.

REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

- B Class                       - L Class
- C Class                       - XC Class

If you select the XC Class, we will add a bonus amount to your contract value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account's subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount's assets in the following corresponding portfolios ("Funds"):


[ ]  FAM VARIABLE SERIES FUNDS, INC.


       Mercury Basic Value V.I. Fund


       Mercury Core Bond V.I. Fund


       Mercury Domestic Money Market V.I. Fund


       Mercury Fundamental Growth V.I. Fund


       Mercury Global Allocation V.I. Fund


       Mercury Government Bond V.I. Fund


       Mercury High Current Income V.I. Fund


       Mercury Index 500 V.I. Fund


       Mercury International Value V.I. Fund


       Mercury Large Cap Core V.I. Fund


       Mercury Large Cap Growth V.I. Fund


       Mercury Large Cap Value V.I. Fund


       Mercury Value Opportunities V.I. Fund



[ ]  FAM SERIES FUND, INC.

       Mercury Equity Dividend Portfolio
       Mercury Global SmallCap Portfolio
       Mercury International Index Portfolio
       Mercury Low Duration Portfolio
       Mercury Mid Cap Value Opportunities Portfolio
       Mercury Small Cap Index Portfolio

[ ]  MLIG VARIABLE INSURANCE TRUST
       Roszel/Delaware Trend Portfolio
       Roszel/JP Morgan Small Cap Growth Portfolio
       Roszel/Lord Abbett Affiliated Portfolio
       Roszel/Lord Abbett Bond Debenture Portfolio

       Roszel/Lord Abbett Mid Cap Value Portfolio


       Roszel/Allianz CCM Capital Appreciation Portfolio


       Roszel/Allianz NFJ Small Cap Value Portfolio


       Roszel/Seligman Mid Cap Growth Portfolio


[ ]  AIM VARIABLE INSURANCE FUNDS
       AIM V.I. Basic Value Fund
       AIM V.I. Mid Cap Core Equity Fund

[ ]  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

       AllianceBernstein Small/Mid Cap Value Portfolio

       AllianceBernstein Value Portfolio

[ ]  AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
       VP Ultra(R) Fund


[ ]  AMERICAN FUNDS INSURANCE SERIES

       Asset Allocation Fund
       Bond Fund
       Growth Fund
       Growth-Income Fund
       International Fund

[ ]  COHEN & STEERS VIF REALTY FUND, INC.

[ ]  DAVIS VARIABLE ACCOUNT FUND, INC.
       Davis Value Portfolio

[ ]  DREYFUS VARIABLE INVESTMENT FUND
       Dreyfus VIF Appreciation Portfolio

[ ]  EATON VANCE VT FLOATING-RATE INCOME FUND

[ ]  FEDERATED INSURANCE SERIES
       Federated Capital Appreciation Fund II
       Federated Kaufmann Fund II

[ ]  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
       Templeton Foreign Securities Fund
       Templeton Growth Securities Fund

[ ]  OPPENHEIMER VARIABLE ACCOUNT FUNDS
       Oppenheimer Capital Appreciation Fund/VA
       Oppenheimer Main Street Fund(R)/VA
       Oppenheimer Main Street Small Cap Fund(R)/VA

[ ]  PIONEER VARIABLE CONTRACTS TRUST
       Pioneer Fund VCT Portfolio
       Pioneer High Yield VCT Portfolio
       Pioneer Small Cap Value VCT Portfolio


[ ]  PREMIER VIT


       OpCap Renaissance Portfolio


[ ]  PIMCO VARIABLE INSURANCE TRUST
       CommodityRealReturn Strategy Portfolio
       Real Return Portfolio
       Total Return Portfolio

[ ]  VAN KAMPEN LIFE INVESTMENT TRUST
       Comstock Portfolio

[ ]  WANGER ADVISORS TRUST
       U.S. Smaller Companies

PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

              THIS CONTRACT IS NOT AVAILABLE TO BE PURCHASED AS A
               QUALIFIED CONTRACT OR THROUGH A TAX-DEFERRED PLAN.

Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.


To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2005 (known as the "SAI"). For a free copy of the SAI, simply call or write us at the phone number or address noted above. We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI's table of contents appears at the end of this Prospectus.


The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------
  NOT FDIC INSURED         MAY LOSE VALUE       NO BANK GUARANTEE

TABLE OF CONTENTS
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DEFINITIONS.................................................     1
FEE TABLE...................................................     2
  Examples..................................................     8
CAPSULE SUMMARY OF THE CONTRACT.............................     9
  Your Contract in General..................................    10
     Tax-Deferred Accumulation..............................    10
     Accumulation and Annuity Periods.......................    10
     Death Benefit..........................................    10
     Retirement Savings Vehicle.............................    10
     The Separate Account...................................    10
     Tax-Deferred Plans.....................................    10
     State Variations.......................................    10
     Other Contracts We Issue...............................    11
  The Classes...............................................    11
  Premiums..................................................    11
     Premium Flexibility....................................    11
     Maximum Premium........................................    11
     Right to Refuse Premiums...............................    11
     Automatic Investment Feature...........................    11
     Premium Allocation.....................................    12
     Maximum Number of Subaccounts..........................    12
     Funds Available for Investment.........................    12
  Transfers Among Subaccounts...............................    12
     Limitation on Transfers................................    12
     Minimum Amounts........................................    12
     Transfer Programs......................................    12
  Partial Withdrawals and Surrender.........................    13
     Partial Withdrawals....................................    13
     Systematic Withdrawal Program..........................    13
     Surrender..............................................    13
     Surrender Charge.......................................    13
     Tax Consequences.......................................    13
  Death Benefits............................................    13
     Standard Death Benefit.................................    13
     GMDB Options...........................................    13
     Additional Death Benefit...............................    14
  Annuity Payments..........................................    14
  Fees and Charges..........................................    14
     Asset-Based Insurance Charge...........................    14
     Surrender Charge.......................................    14
     Contract Fee...........................................    14
     Transfer Fee...........................................    14
     Guaranteed Minimum Death Benefit Charge................    14
     Additional Death Benefit Charge........................    15
     Guaranteed Minimum Income Benefit Charge...............    15
     Premium Taxes..........................................    15
     Redemption Fee.........................................    15
     Fund Expenses..........................................    15
     Current/Maximum Fees and Charges.......................    15
  Ten Day Right to Review ("Free Look").....................    15
  Replacement of Contracts..................................    15

MERRILL LYNCH LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNT...............................................         16
  Merrill Lynch Life Insurance Company......................................................................         16
  The Separate Account......................................................................................         16
  Segregation of Separate Account Assets....................................................................         16
  Number of Subaccounts; Subaccount Investments.............................................................         17
INVESTMENTS OF THE SEPARATE ACCOUNT.........................................................................         17
  General Information and Investment Risks..................................................................         17
  The Funds.................................................................................................         18
     FAM Variable Series Funds, Inc. .......................................................................         18
     FAM Series Fund, Inc...................................................................................         20
     MLIG Variable Insurance Trust..........................................................................         21
     AIM Variable Insurance Funds...........................................................................         22
     AllianceBernstein Variable Products Series Fund, Inc. .................................................         22
     American Century Variable Portfolios, Inc. ............................................................         23
     American Funds Insurance Series........................................................................         23
     Cohen & Steers VIF Realty Fund, Inc. ..................................................................         24
     Davis Variable Account Fund, Inc. .....................................................................         24
     Dreyfus Variable Investment Fund.......................................................................         25
     Eaton Vance Variable Trust.............................................................................         25
     Federated Insurance Series.............................................................................         25
     Franklin Templeton Variable Insurance Products Trust...................................................         25
     Oppenheimer Variable Account Funds.....................................................................         26
     Pioneer Variable Contracts Trust.......................................................................         26
     PIMCO Variable Insurance Trust.........................................................................         27
     Premier VIT............................................................................................         27
     Van Kampen Life Investment Trust.......................................................................         28
     Wanger Advisors Trust..................................................................................         28
  Certain Payments We Receive With Regard to the Funds......................................................         28
  Selection of Underlying Funds.............................................................................         29
  Other Share Classes and Portfolios........................................................................         30
  Purchases and Redemptions of Fund Shares; Reinvestment....................................................         30
  Substitution of Investments...............................................................................         30
FEATURES AND BENEFITS OF THE CONTRACT.......................................................................         30
  Ownership of the Contract.................................................................................         30
  Issuing the Contract......................................................................................         31
     Issue Age..............................................................................................         31
     Information We Need To Issue The Contract..............................................................         31
  Ten Day Right to Review ("Free Look").....................................................................         32
  Classes...................................................................................................         32
  Bonus Payment and Recapture...............................................................................         33
  Premiums..................................................................................................         35
     Minimum and Maximum Premiums...........................................................................         35
     How to Make Payments...................................................................................         35
     Automatic Investment Feature...........................................................................         35
     Premium Investments....................................................................................         35
  Accumulation Units........................................................................................         36
  How Are My Contract Transactions Priced?..................................................................         36
  How Do We Determine The Number of Units?..................................................................         36
  Transfers Among Subaccounts...............................................................................         37
     General................................................................................................         37
     Disruptive Trading.....................................................................................         37
  Dollar Cost Averaging Program.............................................................................         39
     What Is It?............................................................................................         39
     Participating in the DCA Program.......................................................................         39
     Minimum Amounts........................................................................................         39
     When Do We Make DCA Transfers?.........................................................................         39

  Asset Allocation Program..................................................................................         40
     General................................................................................................         40
     Asset Allocation Models................................................................................         40
     Changes to the Composition of the Asset Allocation Models..............................................         40
     Initial Allocation to the Selected Asset Allocation Model..............................................         41
     Quarterly Rebalancing..................................................................................         41
     Allocation of Future Premiums..........................................................................         41
     Other Information......................................................................................         41
  Rebalancing Program.......................................................................................         42
  Partial Withdrawals.......................................................................................         42
     When and How Partial Withdrawals are Made..............................................................         42
     Minimum Amounts........................................................................................         43
     Systematic Withdrawal Program..........................................................................         43
  Surrenders................................................................................................         44
  Death of Annuitant Prior to Annuity Date..................................................................         44
  Death Benefit.............................................................................................         45
     Standard Death Benefit.................................................................................         45
     GMDB Options...........................................................................................         45
       GMDB Base - Return of Premium........................................................................         45
       GMDB Base - Maximum Anniversary Value................................................................         45
       GMDB Base - Roll-Up..................................................................................         46
       GMDB Base - Greater of Maximum Anniversary Value and Roll-Up.........................................         47
     Change of Owner........................................................................................         48
     GMDB Limitation........................................................................................         48
     GMDB Charge............................................................................................         48
  Additional Death Benefit..................................................................................         48
     ADB Limitation.........................................................................................         49
     Change of Owner........................................................................................         49
     ADB Charge.............................................................................................         49
  Payment of Death Benefit..................................................................................         49
  Spousal Beneficiary Continuation Option...................................................................         50
  Payments to Contract Owners...............................................................................         51
  Contract Changes..........................................................................................         51
  Annuity Payments..........................................................................................         52
     Evidence of Survival...................................................................................         52
     Misstatement of Age or Sex.............................................................................         52
  Annuity Options...........................................................................................         53
     Death of Owner During the Annuity Period...............................................................         53
     Death of Annuitant During the Annuity Period...........................................................         53
  How We Determine Present Value of Future Guaranteed Annuity Payments......................................         53
  Guaranteed Minimum Income Benefit.........................................................................         54
     General................................................................................................         54
     How We Determine the Amount of Your Minimum Guaranteed Income..........................................         55
     GMIB Base..............................................................................................         55
     GMIB MAV Base..........................................................................................         55
     GMIB Roll-Up Base......................................................................................         55
     GMIB Limitations.......................................................................................         57
     Allocation Guidelines and Restrictions.................................................................         57
     Conditions for Electing to Receive Income Payments.....................................................         58
     Available Annuity Options..............................................................................         58
     Change of Annuitant....................................................................................         58
     GMIB Charge............................................................................................         58


  Gender-Based Annuity Purchase Rates.......................    58
  Misstatement of Age or Sex................................    58
  Inactive Contract.........................................    59
CHARGES, DEDUCTIONS, AND CREDITS............................    59
  Asset-Based Insurance Charge..............................    59
  Surrender Charge..........................................    60
     When Imposed...........................................    60
  How The Surrender Charge Works............................    60
     How Deducted...........................................    61
  Pro Rata Deductions.......................................    61
  Contract Fee..............................................    61
  Transfer Fee..............................................    61
  GMDB Charge...............................................    61
  ADB Charge................................................    62
  GMIB Charge...............................................    62
  Other Charges.............................................    62
     Redemption Fee.........................................    62
     Tax Charges............................................    62
     Fund Expenses..........................................    63
     Changes in Contract Charges or Fees....................    63
     Premium Taxes..........................................    63
  Contract Credits..........................................    63
FEDERAL INCOME TAXES........................................    63
  Tax Status of the Contract................................    63
     Diversification Requirements...........................    63
     Owner Control..........................................    64
     Required Distributions.................................    64
  Taxation of Annuities.....................................    64
     In General.............................................    64
     Withdrawals and Surrenders.............................    64
     Annuity Payments.......................................    64
     Taxation of Death Benefit Proceeds.....................    65
  Penalty Tax on Some Withdrawals...........................    65
  Transfers, Assignments, or Exchanges of a Contract........    65
  Withholding...............................................    65
  Multiple Contracts........................................    65
  Federal Estate Taxes......................................    65
  Generation-Skipping Transfer Tax..........................    65
  Annuity Purchases by Nonresident Aliens and Foreign
     Corporations...........................................    66
  Optional Benefit Riders...................................    66
  Possible Changes In Taxation..............................    66
  Possible Charge For Our Taxes.............................    66
  Foreign Tax Credits.......................................    66
PERFORMANCE INFORMATION.....................................    66
OTHER INFORMATION...........................................    68
  Notices and Elections.....................................    68
  Voting Rights.............................................    68
  Reports to Contract Owners................................    69
  Material Conflicts........................................    69
  Changes to the Separate Account...........................    69
  Selling the Contract......................................    69
  State Regulation..........................................    70
  Legal Proceedings.........................................    70
  Experts...................................................    70
  Legal Matters.............................................    71
  Registration Statements...................................    71


TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................    72
APPENDIX A - Example of Bonus Payment and Recapture.........    73
APPENDIX B - Example of Maximum Anniversary Value GMDB......    74
APPENDIX C - Example of Roll-Up GMDB........................    75
APPENDIX D - Example of Greater of Maximum Anniversary Value
  GMDB and Roll-Up GMDB ....................................    76
APPENDIX E - Example of ADB.................................    77
APPENDIX F - Example of GMIB................................    78

DEFINITIONS
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- ACCUMULATION UNIT: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

- ACCUMULATION UNIT VALUE: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m.(ET)) on each day the New York Stock Exchange is open.

- ANNUITANT: Any natural person(s) on whose life annuity payments are based. During the accumulation period, all references to the annuitant shall include any joint annuitants.

- ANNUITY DATE: The date on which you choose to begin receiving annuity payments.

- ANNUITY VALUE: The amount which will be applied to an annuity option on the annuity date. It is the contract value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

- BENEFICIARY(IES): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

-  CONTRACT ANNIVERSARY: An anniversary of the contract date.

- CONTRACT DATE: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.

- CONTRACT VALUE: The total value of your interest in the Contract as of the end of the valuation period.

- CONTRACT YEAR: A one year period starting on the contract date and on each contract anniversary thereafter.

- INDIVIDUAL RETIREMENT ACCOUNT OR ANNUITY ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

-  MATURITY DATE: The latest possible annuity date.

- MONTHAVERSARY: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

- NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

- NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified arrangement described in the IRC.

- QUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement described under Section 401(a), 403(b), 408, or 408A of the IRC.

- QUARTERVERSARY: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.


- SURRENDER VALUE: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender and increased by any credits, which are added upon surrender.


- TAX SHELTERED ANNUITY: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

- VALUATION PERIOD: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

 Sales Load Imposed on Premiums                                    None
 Surrender Charge



   COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF EACH PREMIUM             AS A % OF PREMIUM WITHDRAWN
                                    B CLASS   L CLASS   C CLASS  XC CLASS
             0 years                  7.0%      6.0%     2.0%      8.0%
              1 year                  6.0%      5.0%     0.0%      8.0%
             2 years                  5.0%      4.0%     0.0%      7.0%
             3 years                  4.0%      3.0%     0.0%      7.0%
             4 years                  3.0%      0.0%     0.0%      6.0%
             5 years                  2.0%      0.0%     0.0%      6.0%
             6 years                  1.0%      0.0%     0.0%      5.0%
             7 years                  0.0%      0.0%     0.0%      4.0%
             8 years                  0.0%      0.0%     0.0%      3.0%
             9 years                  0.0%      0.0%     0.0%      0.0%
                                                        CURRENT  MAXIMUM
                                                        -------  --------
 Transfer Fee(1)                                          $25      $30

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

-------------------------------
(1) There is no charge for the first 12 transfers in a contract year.

PERIODIC CHARGES OTHER THAN FUND EXPENSES

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE
SUBACCOUNTS)(2)                                     B CLASS   L CLASS   C CLASS   XC CLASS
     Maximum Asset-Based Insurance Charge            2.00%     2.00%     2.00%      2.00%
     Current Asset-Based Insurance Charge for all
     subaccounts other than those noted below        1.25%     1.45%     1.60%      1.65%
     Current Asset-Based Insurance Charge for the
     Pioneer High Yield VCT and Pioneer Small Cap
     Value VCT Subaccounts                           1.20%     1.40%     1.55%      1.60%
     Current Asset-Based Insurance Charge for the
     Cohen & Steers VIF Realty, Dreyfus VIF
     Appreciation, Eaton Vance VT Floating-Rate
     Income, Templeton Foreign Securities,
     Templeton Growth Securities, Oppenheimer
     Capital Appreciation, Oppenheimer Main
     Street, Oppenheimer Main Street Small Cap,
     and Pioneer Fund VCT Subaccounts                1.15%     1.35%     1.50%      1.55%
     Current Asset-Based Insurance Charge for the
     American Funds Asset Allocation, Bond,
     Growth, Growth-Income, and International
     Subaccounts                                     1.40%     1.60%     1.75%      1.80%

                                                                  CURRENT            MAXIMUM
OTHER CHARGES
     Annual Contract Fee(3)                                          $50                $75
ANNUAL CHARGE FOR OPTIONAL RIDERS(4)
     Return of Premium GMDB(5)                                      0.15%              0.40%
     Maximum Anniversary Value GMDB(5)                              0.25%              0.65%
     Roll-Up GMDB(5)                                                0.50%              1.00%
     Greater of Maximum Anniversary Value and Roll-Up
       GMDB(5)                                                      0.55%              1.20%
     ADB(6)                                                         0.25%              0.50%
     GMIB(7)                                                        0.50%              0.90%


The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2004, before and after any contractual waivers and expense reimbursements. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


-------------------------------

(2) To the extent that a Fund, its investment adviser, or its affiliate pays us or our affiliates compensation that is more or less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we may adjust the current asset-based insurance charge for that subaccount. If we adjust this charge, for each 0.05% that the compensation we or our affiliates receive exceeds 0.35%, we reduce the asset-based insurance charge for that subaccount by 0.05%. Similarly, for each 0.05% that the compensation we or our affiliates receive is less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we increase the asset-based insurance charge by 0.05%.

(3) The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of contract value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

(4) Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We won't deduct these charges after the annuity date.

(5) The GMDB Base is generally the minimum value that would be paid under the applicable GMDB. For more information, see "Death Benefit."

(6) The ADB Base is the contract value. For more information, see "Additional Death Benefit."

(7) The GMIB Base is the amount used to calculate the monthly income payable under the GMIB. For more information, see "Guaranteed Minimum Income Benefit."

RANGE OF EXPENSES FOR THE FUNDS(8)                              MINIMUM        MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, shareholder service fees, and other
  expenses)(9)                                                     0.39%         3.035%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, shareholder service fees, and other
  expenses - after any contractual waivers or reimbursements
  of fees and expenses)(10)                                        0.39%         3.035%


-------------------------------


(8) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.



(9) The maximum expenses shown are for the Federated Kaufmann Fund II. Although not contractually obligated to do so, the adviser, administrator, distributor, and shareholder services provider to this Fund expect to waive and reimburse certain amounts, including the management fee, distribution (12b-1) fee, shareholder services fee, and administrative services fee. Total annual operating expenses paid by the Fund (after the anticipated voluntary waiver and reimbursement) were 1.50% for the fiscal year ended December 31, 2004.



(10) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold until at least April 30, 2006. For more information about these arrangements, consult the prospectuses for the Funds.



The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year, as a percentage of each Fund's average net assets.


                                                   FAM VARIABLE SERIES FUNDS, INC.
                                    --------------------------------------------------------------
                                                               MERCURY
                                                              DOMESTIC      MERCURY      MERCURY
                                      MERCURY      MERCURY      MONEY     FUNDAMENTAL     GLOBAL
                                    BASIC VALUE   CORE BOND    MARKET     GROWTH V.I.   ALLOCATION
                                     V.I. FUND    V.I. FUND   V.I. FUND      FUND       V.I. FUND
                                     (CLASS I     (CLASS I    (CLASS I     (CLASS I      (CLASS I
ANNUAL EXPENSES                       SHARES)      SHARES)     SHARES)      SHARES)      SHARES)
---------------                     -----------   ---------   ---------   -----------   ----------
Investment Advisory Fees..........     0.60%        0.43%       0.50%        0.65%         0.65%
12b-1 Fees........................       --           --          --           --            --
Other Expenses....................     0.06%        0.08%       0.07%        0.09%         0.11%
                                       ----         ----        ----         ----          ----
Total Annual Operating Expenses...     0.66%        0.51%       0.57%        0.74%         0.76%
Expense Reimbursements............       --           --          --           --            --
                                       ----         ----        ----         ----          ----
Net Expenses......................     0.66%        0.51%       0.57%        0.74%         0.76%

                                      FAM VARIABLE SERIES FUNDS, INC.
                                    ------------------------------------
                                                   MERCURY
                                     MERCURY        HIGH        MERCURY
                                    GOVERNMENT     CURRENT       INDEX
                                    BOND V.I.    INCOME V.I.   500 V.I.
                                       FUND         FUND         FUND
                                     (CLASS I     (CLASS I     (CLASS I
ANNUAL EXPENSES                      SHARES)       SHARES)      SHARES)
---------------                     ----------   -----------   ---------
Investment Advisory Fees..........     0.50%        0.48%        0.30%
12b-1 Fees........................       --           --           --
Other Expenses....................     0.12%        0.09%        0.09%
                                       ----         ----         ----
Total Annual Operating Expenses...     0.62%        0.57%        0.39%
Expense Reimbursements............       --           --           --
                                       ----         ----         ----
Net Expenses......................     0.62%        0.57%        0.39%



                                                            FAM VARIABLE SERIES FUNDS, INC.
                                    --------------------------------------------------------------------------------
                                                       MERCURY LARGE   MERCURY LARGE   MERCURY LARGE   MERCURY VALUE
                                        MERCURY          CAP CORE       CAP GROWTH       CAP VALUE     OPPORTUNITIES
                                     INTERNATIONAL       V.I. FUND       V.I. FUND       V.I. FUND       V.I. FUND
                                    VALUE V.I. FUND      (CLASS I        (CLASS I        (CLASS I        (CLASS I
ANNUAL EXPENSES                     (CLASS I SHARES)      SHARES)         SHARES)         SHARES)         SHARES)
---------------                     ----------------   -------------   -------------   -------------   -------------
Investment Advisory Fees..........        0.75%            0.46%           0.65%           0.75%           0.75%
12b-1 Fees........................          --               --              --              --              --
Other Expenses....................        0.11%            0.07%           0.14%           0.10%           0.08%
                                          ----             ----            ----            ----            ----
Total Annual Operating Expenses...        0.86%            0.53%           0.79%           0.85%           0.83%
Expense Reimbursements............          --               --              --              --              --
                                          ----             ----            ----            ----            ----
Net Expenses......................        0.86%            0.53%           0.79%           0.85%           0.83%



                                                                FAM SERIES FUND, INC.
                                    -----------------------------------------------------------------------------
                                     MERCURY     MERCURY       MERCURY       MERCURY     MERCURY MID     MERCURY
                                     EQUITY      GLOBAL     INTERNATIONAL      LOW        CAP VALUE     SMALL CAP
                                    DIVIDEND    SMALLCAP        INDEX       DURATION    OPPORTUNITIES     INDEX
ANNUAL EXPENSES                     PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------                     ---------   ---------   -------------   ---------   -------------   ---------
Investment Advisory Fees..........    0.60%       0.85%         0.35%         0.46%         0.65%         0.30%
12b-1 Fees........................      --          --            --            --            --            --
Other Expenses....................    0.23%       0.29%         0.32%         0.25%         0.25%         0.26%
                                      ----        ----          ----          ----          ----          ----
Total Annual Operating Expenses...    0.83%       1.14%         0.67%         0.71%         0.90%         0.56%
Expense Reimbursements............      --          --            --            --            --            --
                                      ----        ----          ----          ----          ----          ----
Net Expenses......................    0.83%       1.14%         0.67%         0.71%         0.90%         0.56%

                                                 MLIG VARIABLE INSURANCE TRUST(1)
                                    -----------------------------------------------------------
                                                                                       ROSZEL/
                                                                           ROSZEL/      LORD
                                                ROSZEL/ JP    ROSZEL/       LORD       ABBETT
                                     ROSZEL/      MORGAN        LORD       ABBETT        MID
                                    DELAWARE    SMALL CAP      ABBETT       BOND         CAP
                                      TREND       GROWTH     AFFILIATED   DEBENTURE     VALUE
ANNUAL EXPENSES                     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
---------------                     ---------   ----------   ----------   ---------   ---------
Investment Advisory Fees..........     0.85%       0.95%        0.80%        0.80%      0.85%
12b-1 Fees........................       --          --           --           --         --
Other Expenses....................     0.35%       0.34%        0.46%        0.67%      0.30%
                                      -----       -----        -----        -----       ----
Total Annual Operating Expenses...     1.20%       1.29%        1.26%        1.47%      1.15%
Expense Reimbursements............    (0.05%)     (0.04%)      (0.16%)      (0.37%)       --
                                      -----       -----        -----        -----       ----
Net Expenses......................     1.15%       1.25%        1.10%        1.10%      1.15%

                                      MLIG VARIABLE INSURANCE TRUST(1)
                                    ------------------------------------
                                                    ROSZEL/
                                      ROSZEL/       ALLIANZ     ROSZEL/
                                      ALLIANZ         NFJ      SELIGMAN
                                        CCM          SMALL        MID
                                      CAPITAL         CAP         CAP
                                    APPRECIATION     VALUE      GROWTH
ANNUAL EXPENSES                      PORTFOLIO     PORTFOLIO   PORTFOLIO
---------------                     ------------   ---------   ---------
Investment Advisory Fees..........      0.80%         0.85%       0.85%
12b-1 Fees........................        --            --          --
Other Expenses....................      0.30%         0.32%       0.39%
                                        ----         -----       -----
Total Annual Operating Expenses...      1.10%         1.17%       1.24%
Expense Reimbursements............        --         (0.02%)     (0.09%)
                                        ----         -----       -----
Net Expenses......................      1.10%         1.15%       1.15%



                                                                                                                  AMERICAN
                                                                       ALLIANCEBERNSTEIN VARIABLE PRODUCTS    CENTURY VARIABLE
                                     AIM VARIABLE INSURANCE FUNDS               SERIES FUND, INC.             PORTFOLIOS, INC.
                                    -------------------------------   -------------------------------------   ----------------
                                     AIM V.I.                         ALLIANCEBERNSTEIN
                                    BASIC VALUE     AIM V.I. MID        SMALL/MID CAP     ALLIANCEBERNSTEIN
                                     (SERIES I     CAP CORE EQUITY     VALUE PORTFOLIO     VALUE PORTFOLIO     VP ULTRA FUND
ANNUAL EXPENSES                     SHARES)(2)    (SERIES I SHARES)   (CLASS A SHARES)    (CLASS A SHARES)    (CLASS I SHARES)
---------------                     -----------   -----------------   -----------------   -----------------   ----------------
Investment Advisory Fees..........     0.72%            0.73%               0.75%               0.55%               1.00%
12b-1 Fees........................       --               --                  --                  --                  --
Other Expenses....................     0.30%            0.31%               0.11%               0.24%                 --
                                       ----             ----                ----                ----                ----
Total Annual Operating Expenses...     1.02%            1.04%               0.86%               0.79%               1.00%
Expense Reimbursements............       --               --                  --                  --                  --
                                       ----             ----                ----                ----                ----
Net Expenses......................     1.02%            1.04%               0.86%               0.79%               1.00%



                                                                AMERICAN FUNDS INSURANCE SERIES(3)
                                    ------------------------------------------------------------------------------------------
                                         ASSET                                          GROWTH-     INTERNATIONAL    COHEN &
                                       ALLOCATION      BOND FUND                      INCOME FUND       FUND        STEERS VIF
                                          FUND         (CLASS 2      GROWTH FUND       (CLASS 2       (CLASS 2        REALTY
ANNUAL EXPENSES                     (CLASS 2 SHARES)    SHARES)    (CLASS 2 SHARES)     SHARES)        SHARES)      FUND, INC.
---------------                     ----------------   ---------   ----------------   -----------   -------------   ----------
Investment Advisory Fees..........        0.36%           0.44%          0.35%            0.29%          0.54%         0.85%
12b-1 Fees........................        0.25%           0.25%          0.25%            0.25%          0.25%         0.25%
Other Expenses....................        0.01%           0.01%          0.01%            0.02%          0.05%         0.56%(4)
                                          ----           -----           ----            -----          -----          ----
Total Annual Operating Expenses...        0.62%           0.70%          0.61%            0.56%          0.84%         1.66%
Expense Reimbursements............          --           (0.01%)           --            (0.01%)        (0.01%)          --
                                          ----           -----           ----            -----          -----          ----
Net Expenses......................        0.62%           0.69%          0.61%            0.55%          0.83%         1.66%(5)



                                      DAVIS        DREYFUS        EATON                                    FRANKLIN TEMPLETON
                                     VARIABLE      VARIABLE       VANCE        FEDERATED INSURANCE         VARIABLE INSURANCE
                                     ACCOUNT      INVESTMENT    VARIABLE             SERIES                  PRODUCTS TRUST
                                    FUND, INC.       FUND         TRUST     -------------------------   ------------------------
                                    ----------   ------------   ---------    FEDERATED
                                                 DREYFUS VIF      EATON       CAPITAL      FEDERATED     TEMPLETON    TEMPLETON
                                                 APPRECIATION   VANCE VT    APPRECIATION    KAUFMANN      FOREIGN       GROWTH
                                                  PORTFOLIO     FLOATING-     FUND II       FUND II     SECURITIES    SECURITIES
                                      DAVIS        (SERVICE       RATE        (PRIMARY      (PRIMARY       FUND          FUND
                                      VALUE         CLASS        INCOME        CLASS         CLASS       (CLASS 2      (CLASS 2
ANNUAL EXPENSES                     PORTFOLIO      SHARES)        FUND       SHARES)(6)    SHARES)(6)   SHARES)(10)    SHARES)
---------------                     ----------   ------------   ---------   ------------   ----------   -----------   ----------
Investment Advisory Fees..........    0.75%         0.75%         0.825%        0.85%(7)     1.425%(7)      0.68%        0.79(11)
12b-1 Fees........................       --         0.25%         0.250%        0.25%(8)     0.250%(8)      0.25%        0.25(12)
Other Expenses....................    0.06%         0.04%         0.285%        1.65%(9)     1.360%(9)      0.19%        0.07
                                       ----          ----         -----         ----         -----         -----        -----
Total Annual Operating Expenses...    0.81%         1.04%         1.360%        2.75%        3.035%         1.12%        1.11
Expense Reimbursements............       --            --            --           --            --         (0.05%)         --
                                       ----          ----         -----         ----         -----         -----        -----
Net Expenses......................    0.81%         1.04%         1.360%        2.75%        3.035%         1.07%        1.11

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS        PIONEER VARIABLE CONTRACTS TRUST
                                    ----------------------------------------   ------------------------------------
                                    OPPENHEIMER                  OPPENHEIMER
                                      CAPITAL      OPPENHEIMER   MAIN STREET                 PIONEER      PIONEER
                                    APPRECIATION   MAIN STREET    SMALL CAP     PIONEER     HIGH YIELD   SMALL CAP
                                      FUND/VA      FUND(R)/VA    FUND(R)/VA     FUND VCT       VCT       VALUE VCT
                                      (SERVICE      (SERVICE      (SERVICE     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                       CLASS          CLASS         CLASS      (SERIES II   (SERIES II   (SERIES II
ANNUAL EXPENSES                       SHARES)        SHARES)       SHARES)      SHARES)      SHARES)      SHARES)
---------------                     ------------   -----------   -----------   ----------   ----------   ----------
Investment Advisory Fees..........      0.64%         0.66%         0.75%         0.65%        0.65%        0.75%
12b-1 Fees........................      0.25%         0.25%         0.25%         0.25%        0.25%        0.25%
Other Expenses....................      0.02%         0.01%         0.06%         0.06%        0.14%        0.59%
                                        ----          ----          ----          ----         ----        -----
Total Annual Operating Expenses...      0.91%         0.92%         1.06%         0.96%        1.04%        1.59%
Expense Reimbursements............        --            --            --            --           --        (0.05)%
                                        ----          ----          ----          ----         ----        -----
Net Expenses......................      0.91%         0.92%         1.06%         0.96%        1.04%        1.54%


                                                                                                                 VAN
                                                                                                                KAMPEN
                                                                                                                 LIFE
                                      PREMIER                                                                 INVESTMENT
                                        VIT                    PIMCO VARIABLE INSURANCE TRUST                   TRUST
                                    -----------   ---------------------------------------------------------   ----------
                                                          PIMCO             PIMCO REAL        PIMCO TOTAL
                                                   COMMODITYREALRETURN        RETURN            RETURN         COMSTOCK
                                       OPCAP       STRATEGY PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO
                                    RENAISSANCE   (ADMINISTRATIVE CLASS   (ADMINISTRATIVE   (ADMINISTRATIVE    (CLASS I
ANNUAL EXPENSES                      PORTFOLIO           SHARES)           CLASS SHARES)     CLASS SHARES)     SHARES)
---------------                     -----------   ---------------------   ---------------   ---------------   ----------
Investment Advisory Fees..........      0.80%              0.49%               0.25%             0.25%           0.57%
12b-1 Fees........................        --               0.15%               0.15%             0.15%             --
Other Expenses....................      0.37%              0.94%(15)           0.25%(16)         0.25%(16)       0.04%
                                       -----              -----                ----              ----            ----
Total Annual Operating Expenses...      1.17%              1.58%               0.65%             0.65%           0.61%
Expense Reimbursements............     (0.03%)(13)         (0.68%)               --                --              --
                                       -----              -----                ----              ----            ----
Net Expenses......................      1.14%(14)          0.90%(17)           0.65%(18)         0.65%(18)       0.61%


                                       WANGER
                                      ADVISORS
                                       TRUST
                                    ------------

                                    U.S. SMALLER
                                     COMPANIES
                                      (CLASS I
ANNUAL EXPENSES                     SHARES)(19)
---------------                     ------------
Investment Advisory Fees..........      0.91%
12b-1 Fees........................        --
Other Expenses....................      0.08%
                                        ----
Total Annual Operating Expenses...      0.99%
Expense Reimbursements............        --
                                        ----
Net Expenses......................      0.99%



 (1) MLIG Variable Insurance Trust has entered into an expense limitation agreement with Roszel Advisors whereby Roszel Advisors agrees to reimburse each Fund to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to the MLIG Variable Insurance Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business) exceed certain limits. The expense limitation agreement is effective through April 30, 2006, and is expected to continue from year to year, provided the continuance is approved by the MLIG Variable Insurance Trust's board of trustees.



 (2) Effective January 1, 2005 through December 31, 2005, the Fund's advisor has contractually agreed to waive a portion of its Investment Advisory Fees. Net Expenses shown do not reflect this agreement. If the agreement was reflected Net Expenses would have been 0.97%.



 (3) The Fund's investment adviser began waiving 5% of its Investment Advisory Fee on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total Annual Operating Expenses do not reflect this waiver.



 (4) Based on estimated amounts for the current fiscal year.



 (5) Through December 31, 2005, the Fund's advisor has contractually agreed to waive its fee and/or reimburse the fund for expenses incurred to the extent necessary to maintain the fund's operating expenses at 1.50% of the Fund's net assets. Net Expenses shown do not reflect this arrangement.



 (6) Although not contractually obligated to do so, the adviser, administrator, distributor and shareholder services provider waived and reimbursed certain amounts not shown in the above table.

 (7) The adviser voluntarily waived the Investment Advisory Fee. The adviser can terminate this voluntary waiver at any time. The Federated Capital Appreciation Fund II paid an Investment Advisory Fee (after the voluntary waiver) of 0.00% for the fiscal year ended December 31, 2004 and the Federated Kaufmann Fund II paid an Investment Advisory Fee (after the voluntary waiver) of 0.49% for the fiscal year ended December 31, 2004.



 (8) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Primary Shares during the fiscal year ending December 31, 2005.



 (9) Shareholder services fees are included in Other Expenses. The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2005. The administrator voluntarily waived a portion of its fee and the adviser voluntarily reimbursed certain operating expenses of the Fund. The administrator and adviser can terminate this voluntary waiver and reimbursement at any time. Total Other Expenses paid by the Federated Capital Appreciation Fund II (after the voluntary waiver and reimbursement) were 1.03% for the fiscal year ended December 31, 2004 and total Other Expenses paid by the Federated Kaufmann Fund II (after the voluntary waiver and reimbursement) were 1.01% for the fiscal year ended December 31, 2004.



(10) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission.



(11) The Fund administration fee is paid indirectly through the Investment Advisory Fee.



(12) While the maximum amount payable under the Fund's class Rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board of Trustees has set the current rate at 0.25% per year.



(13) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of this Fund to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank, which were 0.14% for the year ended December 31, 2004) of the Fund's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by the Fund's adviser through December 31, 2015.



(14) Inclusive of custody expenses offset by custody credits earned on cash balances at the custodian bank.



(15) Other Expenses which are based on estimated amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.25%, organizational expenses and interest expense.



(16) Other Expenses include an Administrative Fee of 0.25%.



(17) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Operating Expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.90% of average daily net assets. Under the Expenses Limitation Agreement, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.



(18) PIMCO has contractually agreed, for the Fund's current fiscal year, to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund's pro rata share of trustee fees, the Total Annual Operating Expenses exceed 0.6549% of the Fund's average net assets. Under the Expenses Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.



(19) In accordance with the terms of the Assurance of Discontinuance with the New York Attorney General (and as discussed in more detail in the Fund's prospectus), the Investment Advisory Fee has been restated to reflect a waiver by the adviser of a portion of the Investment Advisory Fee for the Fund so that the fee is retained at the following rates: 0.99% of net assets up to $100 million; 0.94% of the next $150 million; and 0.89% of net assets in excess of $250 million. The fee waiver was effective as of February 10, 2005 but applied as if it had gone into effect on December 1, 2004. On March 9, 2005, the advisory agreement was amended to contractually reduce the Investment Advisory Fee to reflect the above-noted rates. If the fee waiver (and contractual amendment) had not been implemented as noted above, actual expenses of the Fund would be as follows: Investment Advisory Fee, 0.92%; Other Expenses, 0.08%; and Total Annual Operating Expenses, 1.00%.


                                    EXAMPLES

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMIB Charge, and Annual Fund Operating Expenses.

EXAMPLE 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,217                $2,218                $3,230                $5,974
  (b)          $  954                $1,437                $1,945                $3,555


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $593                 $1,783                $2,976                $5,974
  (b)           $310                 $  959                $1,647                $3,555


EXAMPLE 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,147                $2,185                $3,064                $6,119
  (b)          $  881                $1,400                $1,749                $3,754


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $613                 $1,839                $3,064                $6,119
  (b)           $331                 $1,020                $1,749                $3,754


EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the

(a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $806                 $1,881                $3,129                $6,226
  (b)           $529                 $1,066                $1,824                $3,901


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $628                 $1,881                $3,129                $6,226
  (b)           $346                 $1,066                $1,824                $3,901


EXAMPLE 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,852                $2,733                $3,792                $6,495
  (b)          $1,581                $1,945                $2,507                $4,072


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $657                 $1,966                $3,268                $6,495
  (b)           $362                 $1,115                $1,907                $4,072


The Examples reflect the $50 contract fee as 0.05% based on our estimates of anticipated contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the "Charges, Deductions, and Credits" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Because the Contracts were not offered for sale prior to February 1, 2005, condensed financial information is not available.

CAPSULE SUMMARY OF THE CONTRACT
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This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THIS PROSPECTUS CAREFULLY.

                            YOUR CONTRACT IN GENERAL

   - TAX-DEFERRED ACCUMULATION. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your contract value that are tax-deferred until:

           - you take money out of the Contract by surrender or partial withdrawal,

           -  we make annuity payments to you,

           -  or we pay the death benefit.

      Your contract value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer contract value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your contract value.

   - ACCUMULATION AND ANNUITY PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" or accumulation period and the "payout" or annuity period. During the accumulation period, you can allocate premiums and transfer contract value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive annuity payments under one of the available fixed annuity payment options. The contract value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.

   - DEATH BENEFIT. The Contract also provides a death benefit payable if the owner (or the first owner to die, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) dies before the annuity date.

   - RETIREMENT SAVINGS VEHICLE. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.

   - THE SEPARATE ACCOUNT. You may allocate premium(s) to up to 20 of 57 subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

   - TAX-DEFERRED PLANS. The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or
      Section 457(b) plan.

   - STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from those described in this Prospectus. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

   - OTHER CONTRACTS WE ISSUE. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

       FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF CONTRACTS, SEE "OTHER INFORMATION - SELLING THE CONTRACT."

                                  THE CLASSES

   - The Contract allows you to select one of four different charge structures based on your specific situation. Each different charge structure is referred to as a "Class." Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:

           - B CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following the premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%);

           - L CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following the premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%);

           - C CLASS, which imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge that varies by subaccount and currently ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%); and

           - XC CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following the premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your contract value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.

                                    PREMIUMS

   - PREMIUM FLEXIBILITY. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.


   - MAXIMUM PREMIUM. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or our affiliate, ML Life Insurance Company of New York, and owned by you (or any co-owner or the annuitant, if the contract owner is a non-natural person) exceed $1,000,000.


   - RIGHT TO REFUSE PREMIUMS. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner's (or older co-owner's or annuitant's, if the owner is a non-natural person) 85(th) birthday.

   - AUTOMATIC INVESTMENT FEATURE. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature."

   - PREMIUM ALLOCATION. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your contract value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Mercury Domestic Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we'll put the money into the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Mercury Domestic Money Market V.I. Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the contract value in the event you exercise your right to cancel the Contract, we'll invest your premium immediately in the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Mercury Domestic Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We will not provide the guarantee discussed above to contract owners, in states where we return contract value, who elect to put their premiums into the Mercury Domestic Money Market V.I. Subaccount. We also will not provide this guarantee to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Mercury Domestic Money Market V.I. Subaccount.


   - MAXIMUM NUMBER OF SUBACCOUNTS. Currently, you may allocate premiums or contract value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer contract value periodically among subaccounts.

   - FUNDS AVAILABLE FOR INVESTMENT. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see "Investments of the Separate Account" and the prospectuses for the Funds.

                          TRANSFERS AMONG SUBACCOUNTS

   - LIMITATION ON TRANSFERS. Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See "Transfers Among Subaccounts." We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See "Transfers Among Subaccounts - Disruptive Trading."

   - MINIMUM AMOUNTS. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

   - TRANSFER PROGRAMS. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.


           - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that Dollar Cost Averaging will result in lower average prices or protect against market loss. (See "Dollar Cost Averaging Program.")


           - Second, through participation in the Asset Allocation Program, you may select one of five asset allocation models. Unless you instruct us otherwise, your contract value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See "Asset Allocation Program.")

           - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your contract value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program.")

                       PARTIAL WITHDRAWALS AND SURRENDER

   - PARTIAL WITHDRAWALS. At any time prior to the annuity date, you may submit a written request to withdraw part of your surrender value, subject to the following rules.

           -  You must request at least $100.
           - Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.
           - We will not process a withdrawal which would reduce the surrender value below $5,000.

   - SYSTEMATIC WITHDRAWAL PROGRAM. Additionally, under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. For more information, see "Systematic Withdrawal Program."

   - SURRENDER. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value. A surrender may be subject to a surrender charge and, for XC Class Contracts, any bonus amounts subject to recapture will be deducted.


   - SURRENDER CHARGE. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request. The "free withdrawal amount" equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value (less uncollected charges and any bonus amounts subject to recapture) just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums.


   - TAX CONSEQUENCES. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2.

                                 DEATH BENEFITS


   - STANDARD DEATH BENEFIT. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit ("GMDB"), the death benefit equals the contract value, less uncollected charges and any bonus amounts subject to recapture on death. If any owner (or the annuitant, if the owner is a non-natural person) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.


   - GMDB OPTIONS. For an additional charge, you may elect one of the following GMDB options:

           -  Return of Premium
           -  Maximum Anniversary Value
           -  Roll-Up (currently not available)
           -  Greater of Maximum Anniversary Value and Roll-Up

      If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

   - ADDITIONAL DEATH BENEFIT. Contract owners may elect the Additional Death Benefit ("ADB") for an additional charge, if any owner (or the annuitant, if the owner is a non-natural person) is not over the age of 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.

   You can find more detailed information about the death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under "Death Benefit" and "Additional Death Benefit."

   The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

                                ANNUITY PAYMENTS

   - Annuity payments begin on the annuity date and are made under the annuity option you select.

   - You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant's 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. Details about the annuity options available under the Contract can be found under "Annuity Options."

   -  Annuity payments may have tax consequences (see "Federal Income Taxes").

   - If the annuitant and any joint annuitant are not over the age of 75 on the contract date, you may elect the Guaranteed Minimum Income Benefit ("GMIB") for an additional charge. The GMIB is an optional rider that provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider.

                                FEES AND CHARGES

   - ASSET-BASED INSURANCE CHARGE. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class and subaccount. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don't deduct this charge after the annuity date.

   - SURRENDER CHARGE. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class.

   - CONTRACT FEE. If the greater of contract value (less uncollected charges) or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don't deduct this fee upon payment of a death benefit or after the annuity date.

   - TRANSFER FEE. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.

   - GUARANTEED MINIMUM DEATH BENEFIT CHARGE. If you elect a GMDB, we deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The GMDB charge varies according to the type of GMDB that you choose. The amount of the GMDB charge is calculated on each monthaversary by multiplying the applicable GMDB Base by the current annual GMDB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries. If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary.

   - ADDITIONAL DEATH BENEFIT CHARGE. If you elect the ADB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The amount of the ADB charge is calculated on each monthaversary by multiplying the contract value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries. If the ADB is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary.

   - GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary.


   - PREMIUM TAXES. On the annuity date, we deduct a charge for any premium taxes imposed by a state. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4.0%. In some jurisdictions, we deduct a charge for premium taxes from any withdrawal, surrender, or death benefit payment.


   - REDEMPTION FEE. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

   - FUND EXPENSES. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

   - CURRENT/MAXIMUM FEES AND CHARGES. We may change the current charges for the asset-based insurance charge, the Contract Fee, the transfer fee, the GMDB Charge, the ADB Charge, and the GMIB Charge, but the charges will never exceed the maximum charges listed in the Fee Table.

       YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS, AND CREDITS."

                     TEN DAY RIGHT TO REVIEW ("FREE LOOK")

   - When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.

   - To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. The amount we return depends upon your state's requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the contract value less bonus amounts.

                               REPLACEMENT OF CONTRACTS

   - Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a

      Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract's features, benefits, and charges compared to your existing contract.

   - You should talk to your tax advisor to make sure that a replacement purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

MERRILL LYNCH LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNT
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                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE SEPARATE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account A (the "Separate Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on August 6, 1991. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account's assets are segregated from all of our other assets.

                     SEGREGATION OF SEPARATE ACCOUNT ASSETS

Effect of              -  Obligations to contract owners and beneficiaries that arise
Segregation               under the Contract are our obligations.
                       -  We own all of the assets in the Separate Account.
                       -  The Separate Account's income, gains, and losses, whether or not realized, derived from Separate Account assets are
                          credited to or charged against the Separate Account without regard to our other income, gains, or losses.
                       -  The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate
                          Account.
                       -  If the Separate Account's assets exceed the required
                          reserves and other Contract liabilities, we may transfer the excess to our general account.
                       -  Under Arkansas insurance law the assets in the Separate
                          Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other
                          business we conduct nor may the assets of the Separate
                          Account be charged with any liabilities of other separate
                          accounts.

                 NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS

Subaccounts            -  There are 57 subaccounts currently available through the
                          Separate Account. All subaccounts invest in a corresponding
                          Fund.
                       -  Subaccounts may be added or closed in the future.

Performance of         -  Although the investment objectives and policies of certain
Similar Funds             Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where
                          the investment adviser, subadviser, or manager is the same.
                       -  Certain Funds available through the Contract have names similar to funds not available through the Contract. The
                          performance of a fund not available through the Contract
                          does not indicate performance of a similarly named Fund
                          available through the Contract. Differences in portfolio
                          size, actual investments held, fund expenses, and other
                          factors all contribute to differences in fund performance.
                          For all these reasons, you should expect investment results to differ.

INVESTMENTS OF THE SEPARATE ACCOUNT
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                    GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts, as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.


Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

                                   THE FUNDS

The following tables summarize each Fund's investment objective(s) and policies. There is no assurance that any of the Funds will achieve the stated objective(s).


FAM VARIABLE SERIES FUNDS, INC. (FORMERLY, MERRILL LYNCH VARIABLE SERIES FUNDS, INC.)



         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
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MERCURY BASIC VALUE        This Fund seeks capital appreciation and, secondarily,
V.I. FUND (FORMERLY,       income by investing in securities, primarily equities, that
MERRILL LYNCH BASIC        management of the Fund believes are undervalued and
VALUE V.I. FUND) (Class    therefore represent basic investment value. The Fund's
I)                         investment adviser is Merrill Lynch Investment Managers,
                           L.P. d/b/a Mercury Advisors ("Mercury Advisors"). Mercury
                           Advisors receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY CORE BOND V.I.     This Fund seeks to obtain a high level of current income.
FUND (FORMERLY, MERRILL    Secondarily, the Fund seeks capital appreciation when
LYNCH CORE BOND V.I.       consistent with the foregoing objective. The Fund invests
FUND) (Class I)            primarily in fixed income securities of any maturity rated investment grade, or, if unrated, of comparable quality. The
                           Fund's investment adviser is Mercury Advisors. Mercury
                           Advisors receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY DOMESTIC MONEY     This Fund seeks to preserve capital, maintain liquidity, and
MARKET V.I. FUND           achieve the highest possible current income consistent with
(FORMERLY, MERRILL         the foregoing objectives by investing in short-term domestic
LYNCH DOMESTIC MONEY       money market securities. Although the Domestic Money Market
MARKET V.I. FUND)          V.I. Fund seeks to preserve capital, it is possible to lose
(Class I)                  money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market
                           V.I. Subaccount also may become extremely low and possibly negative. The Fund's investment adviser is Mercury Advisors.
                           Mercury Advisors receives an investment advisory fee from
                           the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY FUNDAMENTAL        This Fund seeks long-term growth of capital. The Fund
GROWTH V.I. FUND           purchases primarily common stocks of U.S. companies that
(FORMERLY, MERRILL         Fund management believes have shown above-average rates of
LYNCH FUNDAMENTAL          growth earnings over the long term. The Fund will generally
GROWTH V.I. FUND)          invest at least 65% of its total assets in equity
(Class I)                  securities. The Fund's investment adviser is Mercury
                           Advisors. Mercury Advisors receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY GLOBAL             This Fund seeks high total investment return by investing
ALLOCATION V.I. FUND       primarily in a portfolio of equity and fixed-income
(FORMERLY, MERRILL         securities, including convertible securities, of U.S. and
LYNCH GLOBAL ALLOCATION    foreign issuers. The Fund seeks to achieve its objective by
V.I. FUND) (Class I)       investing primarily in securities of issuers located in
                           North and South America, Europe, Australia, and the Far
                           East. The Fund's investment adviser is Mercury Advisors.
                           Mercury Advisors receives an investment advisory fee from
                           the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY GOVERNMENT BOND    This Fund seeks the highest possible current income
V.I. FUND (FORMERLY,       consistent with the protection of capital afforded by
MERRILL LYNCH              investing in debt securities issued or guaranteed by the
GOVERNMENT BOND V.I.       U.S. government, its agencies or instrumentalities. The
FUND) (Class I)            Fund's investment adviser is Mercury Advisors. Mercury
                           Advisors receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
MERCURY HIGH CURRENT       This Fund seeks to obtain a high level of current income.
INCOME V.I. FUND           Secondarily, the Fund seeks capital appreciation to the
(FORMERLY, MERRILL         extent consistent with the foregoing objective. The Fund
LYNCH HIGH CURRENT         invests principally in fixed-income securities, that are
INCOME V.I. FUND)          rated in the lower rating categories of the established
(Class I)                  rating services or in unrated securities of comparable
                           quality (including securities commonly known as "junk
                           bonds"). Investment in such securities entails relatively
                           greater risk of loss of income or principal. In an effort to minimize risk, the Fund will diversify its holdings among
                           many issuers. However, there can be no assurance that
                           diversification will protect the Fund from widespread
                           defaults during periods of sustained economic downturn. The
                           Fund's investment adviser is Mercury Advisors. Mercury
                           Advisors receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY INDEX 500 V.I.     This Fund seeks investment results that, before expenses,
FUND (FORMERLY, MERRILL    replicates the total return of the Standard & Poor's 500
LYNCH INDEX 500 V.I.       Composite Stock Price Index (the "S&P 500 Index"). The
FUND) (Class I)            Fund's investment adviser is Mercury Advisors. Mercury
                           Advisors receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY INTERNATIONAL      This Fund seeks to provide current income and long-term
VALUE V.I. FUND            growth of income, accompanied by growth of capital. In
(FORMERLY, MERRILL         investing the Fund's assets, the investment adviser invests
LYNCH INTERNATIONAL        primarily in equities in developed countries outside the
VALUE V.I. FUND) (Class    United States that Fund management believes are currently
I)                         undervalued by the market and thus would have a lower price than their true worth. The Fund's investment adviser is
                           Mercury Advisors. Mercury Advisors receives an investment
                           advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY LARGE CAP CORE     This Fund seeks to achieve long-term capital growth. The
V.I. FUND (FORMERLY,       Fund seeks to achieve its objective by investing at least
MERRILL LYNCH LARGE CAP    80% of its total assets in common stock of companies the
CORE V.I. FUND) (Class     adviser selects from among those included in the Russell
I)                         1000 Index. The Fund uses an investment approach that blends growth and value. The Fund's investment adviser is Mercury
                           Advisors. Mercury Advisors receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY LARGE CAP          This Fund seeks long-term capital growth. The Fund invests
GROWTH V.I. FUND           primarily in a diversified portfolio of equity securities of
(FORMERLY, MERRILL         large cap companies that Fund management believes have good
LYNCH LARGE CAP GROWTH     prospects for earnings growth. The Fund's investment adviser
V.I. FUND) (Class I)       is Mercury Advisors. Mercury Advisors receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY LARGE CAP VALUE    This Fund seeks long-term capital growth. The Fund invests
V.I. FUND (FORMERLY,       primarily in a diversified portfolio of equity securities of
MERRILL LYNCH LARGE CAP    large-cap companies included in the Russell 1000 Index that
VALUE V.I. FUND) (Class    Fund management believes are undervalued. The Fund's
I)                         investment adviser is Mercury Advisors. Mercury Advisors
                           receives an investment advisory fee from the Fund for its
                           services.
---------------------------------------------------------------------------------------
MERCURY VALUE              This Fund seeks long-term growth of capital by investing in
OPPORTUNITIES V.I. FUND    a diversified portfolio of securities, primarily common
(FORMERLY, MERRILL         stocks, of relatively small cap companies and emerging
LYNCH VALUE                growth companies, regardless of size, that Fund management
OPPORTUNITIES V.I.         believes have special investment value. The Fund's
FUND) (Class I)            investment adviser is Mercury Advisors. Mercury Advisors
                           receives an investment advisory fee from the Fund for its
                           services.
---------------------------------------------------------------------------------------

FAM SERIES FUND, INC. (FORMERLY, MERRILL LYNCH SERIES FUND, INC.)



         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
MERCURY EQUITY DIVIDEND    This Fund seeks long-term total return and current income.
PORTFOLIO                  Under normal circumstances, the Fund will invest at least
                           80% of its assets in equity securities and at least 80% of its assets in dividend paying securities. The Fund's
                           investment adviser is Mercury Advisors. Mercury Advisors
                           receives an investment advisory fee from the Fund for its
                           services.
---------------------------------------------------------------------------------------
MERCURY GLOBAL SMALLCAP    This Fund seeks long-term growth of capital. Under normal
PORTFOLIO                  circumstances, the Fund invests at least 80% of its assets in equity securities of small cap issuers. The Fund will
                           invest in securities of issuers from a variety of countries, including those in emerging markets. Except for unusual
                           circumstances, the Fund will at all times be invested in
                           securities from at least three different countries. The
                           Fund's investment adviser is Mercury Advisors. Mercury
                           Advisors receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY INTERNATIONAL      This Fund seeks to match the performance of the Morgan
INDEX PORTFOLIO            Stanley Capital International Europe, Australasia and Far
                           East (Capitalization Weighted) Index in U.S. dollars with
                           net dividends (the "EAFE Index") as closely as possible
                           before the deduction of Fund expenses. The EAFE Index is
                           composed of equity securities of companies from various
                           industrial sectors whose primary trading markets are located outside the United States. The Fund employs a "passive"
                           management approach, and under normal circumstances, will
                           invest at least 80% of its assets in securities or other
                           financial instruments that are components of or correlated with the EAFE Index. The Fund's investment adviser is
                           Mercury Advisors. Mercury Advisors receives an investment
                           advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY LOW DURATION       This Fund seeks to maximize total return, consistent with
PORTFOLIO                  the preservation of capital. The Fund invests in a
                           diversified portfolio of bonds of different maturities,
                           including U.S. Government securities, U.S. Government agency securities, corporate bonds, asset-backed securities, and
                           mortgage backed securities. The Fund's investment adviser is
                           Mercury Advisors. Mercury Advisors receives an investment
                           advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY MID CAP VALUE      This Fund seeks capital appreciation and, secondarily,
OPPORTUNITIES PORTFOLIO    income. Under normal circumstances, the Fund invests at
                           least 80% of its assets in equity securities of mid cap
                           companies. The Fund purchases securities that the investment adviser believes have long term potential to grow in size or to become more profitable or that the stock market may value more highly in the future. The Fund's investment adviser is
                           Mercury Advisors. Mercury Advisors receives an investment
                           advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
MERCURY SMALL CAP INDEX    This Fund seeks to match the performance of the Russell
PORTFOLIO                  2000(R) Index (the "Russell 2000") as closely as possible
                           before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by small-capitalization U.S. companies in a
                           wide range of businesses. The Fund employs a "passive"
                           management approach, and will invest, under normal
                           circumstances, at least 80% of its assets in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Fund's investment adviser is Mercury Advisors. Mercury Advisors receives an
                           investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------

MLIG VARIABLE INSURANCE TRUST


         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
ROSZEL/DELAWARE TREND      This Fund seeks long-term capital appreciation. The Fund
PORTFOLIO                  pursues its investment objective by investing at least 65%
                           of its total assets in small capitalization equity
                           securities of companies that the adviser believes have a
                           potential for high earnings growth rates. The Fund's
                           investment adviser is Roszel Advisors, LLC ("Roszel
                           Advisors"). The subadviser for the Fund is Delaware
                           Management Company. Roszel Advisors receives an investment advisory fee from the Fund for its services. Roszel Advisors pays all subadvisory fees, not the Fund.
---------------------------------------------------------------------------------------
ROSZEL/JP MORGAN SMALL     This Fund seeks long-term capital appreciation. The Fund
CAP GROWTH PORTFOLIO       pursues its investment objective by investing primarily in small capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The Fund's investment adviser is Roszel Advisors. The subadviser for the Fund is J.P. Morgan Investment Management
                           Inc. Roszel Advisors receives an investment advisory fee
                           from the Fund for its services. Roszel Advisors pays all
                           subadvisory fees, not the Fund.
---------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT         This Fund seeks long-term capital appreciation and income.
AFFILIATED PORTFOLIO       The Fund pursues its investment objective by investing
                           primarily in large capitalization equity securities of
                           seasoned U.S. and multinational companies that the adviser believes are undervalued by the market. The Fund's
                           investment adviser is Roszel Advisors. The subadviser for
                           the Fund is Lord, Abbett & Co. LLC. Roszel Advisors receives an investment advisory fee from the Fund for its services.
                           Roszel Advisors pays all subadvisory fees, not the Fund.
---------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT BOND    This Fund seeks a high total return through both income and
DEBENTURE PORTFOLIO        capital appreciation. The Fund invests primarily in a wide variety of income-bearing securities, including convertible bonds and debt securities with equity warrants. The Fund's investment adviser is Roszel Advisors. The subadviser for
                           the Fund is Lord, Abbett & Co. LLC. Roszel Advisors receives an investment advisory fee from the Fund for its services.
                           Roszel Advisors pays all subadvisory fees, not the Fund.
---------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT MID     This Fund seeks long-term capital appreciation. The Fund
CAP VALUE PORTFOLIO        pursues its investment objective by investing primarily in mid capitalization equity securities (generally, those with capitalizations between $500 million and $10 billion) that the adviser believes are undervalued by the market. The
                           Fund's investment adviser is Roszel Advisors. The subadviser for the Fund is Lord, Abbett & Co. LLC. Roszel Advisors
                           receives an investment advisory fee from the Fund for its
                           services. Roszel Advisors pays all subadvisory fees, not the
                           Fund.
---------------------------------------------------------------------------------------
ROSZEL/ALLIANZ CCM         This Fund seeks long-term capital appreciation. The Fund
CAPITAL APPRECIATION       pursues its investment objective by investing at least 65%
PORTFOLIO (FORMERLY,       of its total assets in large capitalization equity
ROSZEL/PIMCO CCM           securities of companies that the adviser believes have a
CAPITAL APPRECIATION       potential for high earnings growth rates. The Fund's
PORTFOLIO)                 investment adviser is Roszel Advisors. The subadviser for
                           the Fund is Cadence Capital Management LLC. Roszel Advisors
                           receives an investment advisory fee from the Fund for its
                           services. Roszel Advisors pays the subadvisory fees, not the
                           Fund.
---------------------------------------------------------------------------------------

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
ROSZEL/ALLIANZ NFJ         This Fund seeks long-term capital appreciation. The Fund
SMALL CAP VALUE            pursues its investment objective by investing primarily in
PORTFOLIO (FORMERLY,       small capitalization equity securities that the adviser
ROSZEL/PIMCO SMALL CAP     believes are undervalued by the market. The Fund's
VALUE PORTFOLIO)           investment adviser is Roszel Advisors. The subadviser for
                           the Fund is NFJ Investment Group L.P. Roszel Advisors
                           receives an investment advisory fee from the Fund for its
                           services. Roszel Advisors pays all subadvisory fees, not the
                           Fund.
---------------------------------------------------------------------------------------
ROSZEL/SELIGMAN MID CAP    This Fund seeks long-term capital appreciation. The Fund
GROWTH PORTFOLIO           pursues its investment objective by investing primarily in mid capitalization equity securities of companies that the adviser believes have a potential for high earnings growth rates. The Fund's investment adviser is Roszel Advisors. The subadviser for the Fund is J. & W. Seligman & Co.
                           Incorporated. Roszel Advisors receives an investment
                           advisory fee from the Fund for its services. Roszel Advisors pays all subadvisory fees, not the Fund.
---------------------------------------------------------------------------------------


AIM VARIABLE INSURANCE FUNDS


         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE       This Fund seeks long-term growth of capital. The Fund seeks
FUND (Series I)            to meet this objective by investing, normally, at least 65%
                           of its total assets in equity securities of U.S. issuers
                           that have market capitalizations of greater than $500
                           million and that the portfolio managers believe to be
                           undervalued in relation to long-term earning power or other factors. The Fund may also invest up to 35% of its total
                           assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in
                           investment-grade non-convertible debt securities, U.S.
                           government securities, and high-quality money market
                           instruments, all of which are issued by U.S. issuers. The
                           Fund's investment adviser is A I M Advisors, Inc. A I M
                           Advisors, Inc. receives an investment advisory fee from the
                           Fund for its services.
---------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE      This Fund seeks long-term growth of capital. The Fund seeks
EQUITY FUND (Series I)     to meet its objective by investing, normally, at least 80%
                           of its net assets plus the amount of any borrowings for
                           investment purposes, in equity securities, including
                           convertible securities, of mid-capitalization companies. The
                           Fund may invest up to 20% of its net assets in equity
                           securities of companies in other market capitalization
                           ranges or in investment-grade debt securities. The Fund's
                           investment adviser is A I M Advisors, Inc. A I M Advisors,
                           Inc. receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.


         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN          This Fund seeks long-term growth of capital. Under normal
SMALL/MID CAP VALUE        market conditions, the Portfolio will invest at least 80% of
PORTFOLIO (FORMERLY,       the value of its net assets in the equity securities of
ALLIANCEBERNSTEIN SMALL    small- to mid-capitalization companies, that is, those
CAP VALUE PORTFOLIO)       companies that, at the time of investment, fall within the
(Class A)                  capitalization range between the market capitalization of
                           the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of
                           the largest company in the Russell 2500(TM) Value Index. The
                           Fund's investment adviser is Alliance Capital Management,
                           L.P. ("Alliance"). Alliance receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VALUE    This Fund seeks long-term growth of capital. The Fund seeks
PORTFOLIO (Class A)        to meet its objective by investing in a diversified
                           portfolio of equity securities that the investment adviser believes are undervalued, using its fundamental value
                           approach. The investment adviser uses its research to
                           identify companies whose long-term earning power and
                           dividend paying capability are not reflected in current
                           market prices of their securities. The Fund's investment
                           adviser is Alliance. Alliance receives an investment
                           advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
VP ULTRA(R) FUND (Class    This Fund seeks long-term capital growth. The fund managers
I)                         look for stocks of large companies they believe will
                           increase in value over time, using a growth investment
                           strategy developed by American Century Investment
                           Management, Inc. This strategy looks for companies with
                           earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This
                           strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and
                           revenues have a greater-than-average chance to increase in value. The Fund's investment adviser is American Century
                           Investment Management, Inc. American Century Investment
                           Management, Inc. receives an investment advisory fee from
                           the Fund for its services.
---------------------------------------------------------------------------------------


AMERICAN FUNDS INSURANCE SERIES



         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
ASSET ALLOCATION FUND      This Fund seeks high total return (including income and
(Class 2)                  capital gains) consistent with the preservation of capital over the long term by investing in a diversified portfolio of common stocks and other equity securities, bonds and
                           other intermediate and long-term debt securities and money market instruments. The Fund may invest up to 15% of its
                           assets in equity securities of issuers domiciled outside the
                           United States, and up to 5% of its assets in debt securities of non-U.S. issuers. The Fund may invest up to 25% of its
                           assets in lower quality debt securities. The Fund's
                           investment adviser is Capital Research and Management
                           Company ("Capital Research"). Capital Research receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
BOND FUND (Class 2)        This Fund seeks to maximize current income and preserve
                           capital by investing primarily in fixed-income securities.
                           Normally, the Fund invests at least 80% of its assets in
                           bonds. This policy is subject to change only upon 60 days'
                           notice to shareholders. The Fund will invest at least 65% of its assets in investment-grade debt securities (including
                           cash and cash equivalents) and may invest up to 35% of its assets in lower-rated bonds. The Fund may invest in bonds of issuers domiciled outside the United States. The Fund may
                           also invest up to 20% of its assets in preferred stocks,
                           including convertible and nonconvertible preferred stocks.
                           The Fund's investment adviser is Capital Research. Capital
                           Research receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
GROWTH FUND (Class 2)      This Fund seeks growth of capital by investing primarily in common stocks of companies that appear to offer superior
                           opportunities for growth of capital. The Fund may invest up to 15% of its assets in equity securities of issuers
                           domiciled outside the United States and Canada and not
                           included in the Standard & Poor's 500 Composite Index. The
                           Fund's investment adviser is Capital Research. Capital
                           Research receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
GROWTH-INCOME FUND         This Fund seeks capital growth and income over time by
(Class 2)                  investing primarily in common stocks and other securities
                           that demonstrate the potential for capital appreciation
                           and/or dividends. The Fund may invest up to 15% of its
                           assets in securities of issuers domiciled outside the United
                           States and not included in Standard & Poor's 500 Composite
                           Index. The Fund's investment adviser is Capital Research.
                           Capital Research receives an investment advisory fee from
                           the Fund for its services.
---------------------------------------------------------------------------------------
INTERNATIONAL FUND         This Fund seeks growth of capital over time by investing
(Class 2)                  primarily in common stocks of companies located outside the
                           United States. The Fund invests mainly in growing companies based in Europe and the Pacific Basin, ranging from small
                           firms to large corporations. The Fund's investment adviser is Capital Research. Capital Research receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------


COHEN & STEERS VIF REALTY FUND, INC.

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
COHEN & STEERS VIF         This Fund seeks total return through investment in real
REALTY FUND, INC.          estate securities. In pursuing total return, the Fund
                           equally emphasizes both capital appreciation and current
                           income. Normally, the Fund invests at least 80% of its total assets in common stocks and other equity securities issued by real estate companies, such as real estate investment
                           trusts (REITs). The Fund's investment adviser is Cohen &
                           Steers Capital Management, Inc. Cohen & Steers Capital
                           Management, Inc. receives an investment advisory fee from
                           the Fund for its services.
---------------------------------------------------------------------------------------

DAVIS VARIABLE ACCOUNT FUND, INC.


         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO      This Fund seeks to provide long-term growth of capital. The
                           Fund invests primarily in common stock of U.S. companies
                           with market capitalizations of at least $10 billion. These companies are selected based on their potential for long-
                           term growth, long-term return, and minimum risk. The Fund's investment adviser is Davis Selected Advisers, LP ("Davis
                           Advisers"). The subadviser for the Fund is Davis Selected
                           Advisers-NY, Inc. Davis Advisers receives an investment
                           advisory fee from the Fund for its services. Davis Advisers pays the subadvisory fees, not the Fund.
---------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
DREYFUS VIF                This Fund seeks long-term capital growth consistent with the
APPRECIATION PORTFOLIO     preservation of capital. Its secondary goal is current
(Service Class)            income. To pursue these goals, the Fund normally invests at least 80% of its assets in common stocks. The Fund focuses on "blue chip" companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies. The investment adviser for the Fund is The Dreyfus Corporation. The Dreyfus Corporation receives an investment advisory fee from the Fund for its services.
                           The subadviser for the Fund is Fayez Sarofim & Co.
---------------------------------------------------------------------------------------

EATON VANCE VARIABLE TRUST


         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
EATON VANCE VT             This Fund seeks to provide a high level of current income.
FLOATING-RATE INCOME       To do so, the Fund invests primarily in senior floating rate
FUND                       loans. The Fund invests at least 80% of its net assets in
                           income-producing floating rate loans and other floating rate debt securities. The Fund may also purchase investment grade fixed income debt securities and money market instruments.
                           The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions.
                           The Fund's investment adviser is Eaton Vance Management.
                           Eaton Vance Management receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------


FEDERATED INSURANCE SERIES


         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
FEDERATED CAPITAL          This Fund seeks capital appreciation. The Fund pursues its
APPRECIATION FUND II       investment objective by investing primarily in common stock
(Primary Class)            of companies with large and medium market capitalizations
                           that offer superior growth prospects or of companies whose stock is undervalued. The Fund's investment adviser is
                           Federated Equity Management Company of Pennsylvania
                           ("FEMCOPA"). FEMCOPA receives an investment advisory fee
                           from the Fund for its services.
---------------------------------------------------------------------------------------
FEDERATED KAUFMANN FUND    This Fund seeks capital appreciation. In seeking to achieve
II (Primary Class)         its objective, the Fund invests primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market, and the
                           over-the-counter market. The Fund's investment adviser is
                           FEMCOPA. FEMCOPA receives an investment advisory fee from
                           the Fund for its services.
---------------------------------------------------------------------------------------


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST


         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
TEMPLETON FOREIGN          This Fund seeks long-term capital growth. Under normal
SECURITIES FUND (Class     market conditions, the Fund invests at least 80% of its net
2)                         assets in investments of issuers located outside the U.S., including those in emerging markets. The Fund may, from time to time, have significant investments in one or more
                           countries or in particular sectors such as financial
                           services. Templeton Investment Counsel, LLC is the Fund's
                           investment adviser. Templeton Investment Counsel, LLC
                           receives an investment advisory fee from the Fund for its
                           services.
---------------------------------------------------------------------------------------

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
TEMPLETON GROWTH           This Fund seeks long-term capital growth. Under normal
SECURITIES FUND (Class     market conditions, the Fund invests mainly in the equity
2)                         securities of companies located anywhere in the world,
                           including those in the U.S. and emerging markets. In
                           addition to its main investments, depending on current
                           market conditions, the Fund may invest up to 15% of its net assets in debt securities of companies and governments
                           located anywhere in the world. The Fund's investment adviser is Templeton Global Advisors Limited. The subadviser for the
                           Fund is Templeton Asset Management Limited. Templeton Global
                           Advisors Limited receives an investment advisory fee from
                           the Fund for its services. Templeton Global Advisors Limited pays the subadvisory fees, not the Fund.
---------------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL        This Fund seeks capital appreciation by investing in
APPRECIATION FUND/VA       securities of well-known, established companies. The
(Service Class)            investment adviser looks primarily for growth companies that it believes have reasonably priced stock in relation to
                           overall stock market valuations. The Fund's investment
                           adviser is OppenheimerFunds, Inc. OppenheimerFunds, Inc.
                           receives an investment advisory fee from the Fund for its
                           services.
---------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET    This Fund seeks high total return (which includes growth in
FUND(R)/VA (Service        the value of its shares as well as current income) from
Class)                     equity and debt securities. The Fund currently invests
                           mainly in common stocks of U.S. companies of different
                           capitalization ranges, presently focusing on
                           large-capitalization issuers. The Fund's investment adviser is OppenheimerFunds, Inc. OppenheimerFunds, Inc. receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET    This Fund seeks capital appreciation. Under normal market
SMALL CAP FUND(R)/VA       conditions, the Fund will invest at least 80% of its net
(Service Class)            assets in common stocks of small- capitalization U.S.
                           companies that the investment adviser believes have
                           favorable business trends or prospects. The Fund's
                           investment adviser is OppenheimerFunds, Inc.
                           OppenheimerFunds, Inc. receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
PIONEER FUND VCT           This Fund seeks reasonable income and capital growth. The
PORTFOLIO (Series II)      Fund invests the major portion of its assets in equity
                           securities, primarily of U.S. issuers. The Fund's investment adviser seeks securities that sell at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their
                           intrinsic values. The Fund's investment adviser is Pioneer
                           Investment Management, Inc. ("Pioneer"). Pioneer receives an investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
PIONEER HIGH YIELD VCT     This Fund seeks to maximize total return through a
PORTFOLIO (Series II)      combination of income and capital appreciation. Normally,
                           the Fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. The Fund's investment adviser is Pioneer. Pioneer
                           receives an investment advisory fee from the Fund for its
                           services.
---------------------------------------------------------------------------------------

         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
PIONEER SMALL CAP VALUE    The Fund seeks capital growth by investing in a diversified
VCT PORTFOLIO (Series      portfolio of securities consisting primarily of common
II)                        stocks. Normally, the Fund invests at least 80% of its net assets in equity securities of companies whose market
                           values, at the time of investment, do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the
                           Russell 2000 Index as measured at the end of the preceding month. The Fund's investment adviser is Pioneer. Pioneer
                           receives an investment advisory fee from the Fund for its
                           services.
---------------------------------------------------------------------------------------


PIMCO VARIABLE INSURANCE TRUST



         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
PIMCO                      This Fund seeks maximum real return consistent with prudent
COMMODITYREALRETURN        investment management. Under normal circumstances, the Fund
STRATEGY PORTFOLIO         invests in commodity- linked derivative instruments backed
(Administrative Class)     by a portfolio of inflation-indexed securities and other
                           fixed income instruments. The Fund may invest in
                           commodity-linked derivative instruments, including swap
                           agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund's investment adviser is
                           Pacific Investment Management Company LLC ("PIMCO"). PIMCO
                           receives an investment advisory fee from the Fund for its
                           services.
---------------------------------------------------------------------------------------
PIMCO REAL RETURN          This Fund seeks maximum real return, consistent with
PORTFOLIO                  preservation of real capital and prudent investment
(Administrative Class)     management. Under normal circumstances, the Fund invests at least 80% of its net assets in inflation-indexed bonds of
                           varying maturities issued by the U.S. and non-U.S.
                           governments, their agencies, or government-sponsored
                           enterprises and corporations. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund. The Fund's
                           investment adviser is PIMCO. PIMCO receives an investment
                           advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------
PIMCO TOTAL RETURN         This Fund seeks to maximize total return, consistent with
PORTFOLIO                  preservation of capital and prudent investment management.
(Administrative Class)     Under normal circumstances, the Fund invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio
                           duration normally varies within a three- to six-year time
                           frame based on PIMCO's forecast for interest rates. The
                           Fund's investment adviser is PIMCO. PIMCO receives an
                           investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------



PREMIER VIT (FORMERLY, PIMCO ADVISORS VIT)



         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
OPCAP RENAISSANCE          This Fund seeks long-term capital appreciation and income.
PORTFOLIO (FORMERLY,       The Fund invests, under normal conditions, at least 65% of
PEA RENAISSANCE            its assets in common stocks of companies with below-average
PORTFOLIO)                 valuations whose business fundamentals are expected to
                           improve. Although the Fund typically invests in companies
                           with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any
                           capitalization range. The Fund's investment adviser is OpCap
                           Advisors LLC ("OpCap Advisors"), a subsidiary of Oppenheimer
                           Capital. Oppenheimer Capital LLC has portfolio management
                           responsibility. OpCap Advisors receives an investment
                           advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------

VAN KAMPEN LIFE INVESTMENT TRUST


         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
COMSTOCK PORTFOLIO         This Fund seeks capital growth and income through
(Class I)                  investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund emphasizes a value style of
                           investing seeking well-established, undervalued companies
                           believed by the Fund's investment adviser to possess the
                           potential for capital growth and income. The Fund may invest up to 25% of its total assets in securities of foreign
                           issuers. The Fund's investment adviser is Van Kampen Asset
                           Management. Van Kampen Asset Management receives an
                           investment advisory fee from the Fund for its services.
---------------------------------------------------------------------------------------



WANGER ADVISORS TRUST



         FUND                      INVESTMENT OBJECTIVE AND INVESTMENT ADVISER
---------------------------------------------------------------------------------------
U.S. SMALLER COMPANIES     This Fund seeks long-term growth of capital. Under normal
                           circumstances, the Fund invests at least 80% of its net
                           assets (plus any borrowings for investment purposes), at
                           market value at the time of investment, in companies with
                           total stock market capitalizations of $5 billion or less,
                           and as of July 1, 2005, to be applied at the time of initial purchase. Likewise, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in domestic securities. As long as a stock continues to meet the Fund's other investment
                           criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit. The Fund
                           typically looks for companies with a strong business
                           franchise that offers growth potential, products and
                           services that give the company a competitive advantage, and a stock price that the Fund's adviser believes is reasonable relative to the assets and earning power of the company. The
                           Fund's investment adviser is Columbia Wanger Asset
                           Management, L.P. Columbia Wanger Asset Management, L.P.
                           receives an investment advisory fee from the Fund for its
                           services.
---------------------------------------------------------------------------------------



              CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS



We (and our affiliates) receive payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof, in consideration for certain administrative and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive the following payments:



   - RULE 12b-1 AND SHAREHOLDER SERVICE FEES. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees range from 0.0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.



   - ADMINISTRATIVE SERVICE PAYMENTS. We receive compensation from the investment adviser (or affiliates thereof) of the Funds for administrative and other services related to Separate Account operations. This compensation is paid out of the adviser's (or affiliate's) own resources and not out of Fund assets, and thus does not decrease the Funds' investment returns. The amount of this compensation is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. Currently, we receive administrative service payments ranging from 0.16% to 0.35%.



The combined percentages we receive with regard to each Fund currently range from 0.16% to 0.45%.

Additionally, retail mutual funds managed by the advisers or subadvisers of the Funds may be sold through our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may compensate MLPF&S, as a selling firm, with payments or non-cash compensation, such as compensation for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of contract value allocated to the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Funds for the services it provides in marketing the Funds' shares in connection with the Contracts.



Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (i.e., FAM Variable Series Funds, Inc., FAM Series Fund, Inc., and the MLIG Variable Insurance Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary Funds than nonproprietary Funds.



To the extent that a Fund, its investment adviser, or its affiliate pays us or our affiliates compensation that is more or less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we may adjust the current asset-based insurance charge for that subaccount. If we adjust the asset-based insurance charge, for each 0.05% that the compensation we or our affiliates receive exceeds 0.35%, we reduce the asset-based insurance charge for that subaccount by 0.05%. Similarly, for each 0.05% that the compensation we or our affiliates receive is less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we increase the asset-based insurance charge by 0.05%. For example, if we receive compensation from a Fund, its investment adviser, or its affiliate of 0.47%, we would decrease the asset-based insurance charge by 0.10%, not 0.12%, to 0.37% for that subaccount.



                         SELECTION OF UNDERLYING FUNDS



We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of contract value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.



You are responsible for choosing the subaccounts or an asset allocation model (See "Asset Allocation Program"), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.



THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND OR MODEL. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


                       OTHER SHARE CLASSES AND PORTFOLIOS

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

             PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

                          SUBSTITUTION OF INVESTMENTS

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing contract value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of premium payments or contract value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.

FEATURES AND BENEFITS OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

As we describe the Contract, we will often use the word "you." In this context "you" means "contract owner."

                           OWNERSHIP OF THE CONTRACT

The contract owner (and any co-owner) is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations or trusts. If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary's written consent. If you die before the annuity date, the beneficiary will receive a death benefit. You may also designate an annuitant.

Changing the             -  At any time prior to the annuity date, except when an owner is a non-natural
Annuitant                   person, you may change the annuitant subject to certain requirements and limitations.
                         -  If you change the annuitant, the new annuitant must not have been older than 80 years old on the contract date.
                         -  A change of annuitant cannot cause the maturity date to be later than the maturity date established on the contract date.
                         -  If you don't select an annuitant, you are the annuitant.
                         -  If you elected the GMIB, a change in annuitant may cause the GMIB rider to terminate or limit the GMIB, or reduce the period for exercising the GMIB.

Changing the Owner       -  Upon written request, you may designate a new owner subject to certain requirements and limitations.
                         -  If you change the owner, the new owner must not have been older than 80 years old on the contract date.
                         -  A change in owner terminates all prior beneficiary designations, subject to the consent of any irrevocable beneficiary.
                         -  We are not responsible for the tax consequences of any change in ownership.
                         -  If you elected the GMDB or ADB, a change in owner may cause the GMDB or ADB riders to terminate or limit the GMDB or ADB.

Co-owners of the         -  The Contract may be owned by co-owners, limited to two natural persons.
Contract                 -  Co-owners must exercise all rights under the Contract jointly unless we allow them to elect otherwise.
                         -  Upon the death of either co-owner, the surviving co-owner will be deemed to be the primary beneficiary unless you specify otherwise.
                         -  Co-owners may also designate a beneficiary to receive benefits on the surviving co-owner's death.
                         -  Co-owner spouses must each be designated as beneficiary for the other.

Assigning the            -  The Contract may not be sold, discounted, pledged, or assigned as collateral for a
Contract and                loan or as a security for the performance of any obligation.
Payments Under the       -  No payment and no amount under this Contract can be taken or assigned in advance
Contract                    of its payment date unless we receive the owner's written consent.

                              ISSUING THE CONTRACT

ISSUE AGE. You can buy a Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are not older than 80 years old. Annuitants also must not be older than 80 years old on the contract date.

INFORMATION WE NEED TO ISSUE THE CONTRACT. Before we issue the Contract, we need certain information from you. We may require you to complete and return a written application in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the application or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.

                     TEN DAY RIGHT TO REVIEW ("FREE LOOK")

When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.


To receive a refund, return the Contract to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract (less any withdrawals) or the contract value (less any bonus amounts) as of the date you return the Contract. If your state permits us to return the contract value in the event you exercise your right to cancel the Contract, we'll refund the contract value (less any bonus amounts) as of the date you return the Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us on the application to invest the premiums immediately in subaccount(s) other than the Mercury Domestic Money Market V.I. Subaccount, we'll refund the contract value (less any bonus amounts) as of the date you return the Contract.


                                    CLASSES

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes different levels of surrender charges and asset-based insurance charges. In addition, the asset-based insurance charges vary by subaccount and may be higher for some subaccounts and lower for others. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the
Contract:

B Class                   The B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing
                          annually over 7 years following the premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.15% to 1.40% of subaccount assets
                          (guaranteed not to exceed 2.00%).

L Class                   The L Class reduces the period of time that a surrender
                          charge applies on withdrawals, but imposes a higher
                          asset-based insurance charge than the B Class. The L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4
                          years following the premium payment, and an asset-based
                          insurance charge that varies by subaccount and currently
                          ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%).

C Class                   The C Class imposes a surrender charge on withdrawals for
                          only one year after each premium payment, but imposes a
                          higher asset-based insurance charge than the B Class and L
                          Class. The C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based
                          insurance charge that varies by subaccount and currently
                          ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%).

XC Class                  The XC Class adds a bonus amount to contract value each time a premium payment is made, but imposes a longer surrender
                          charge period and a higher asset-based insurance charge than any other Class. The XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium
                          payment, reducing over 9 years following the premium
                          payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.55% to 1.80% of
                          subaccount assets (guaranteed not to exceed 2.00%).

                          BONUS PAYMENT AND RECAPTURE

With regard to your initial premium payment, we will add the applicable bonus amount to your contract value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your contract value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

--------------------------------------------------------------------------------------------
                                             THEN MAXIMUM     THEN CURRENT     THEN MINIMUM
                                                BONUS            BONUS            BONUS
TIER   IF CUMULATIVE PREMIUM PAYMENTS ARE:  PERCENTAGE IS:   PERCENTAGE IS:   PERCENTAGE IS:
--------------------------------------------------------------------------------------------
  1    Less than or equal to $25,000              5.0%             4.5%             3.0%
--------------------------------------------------------------------------------------------
       Greater than $25,000 but less than
  2    or equal to $125,000                       5.5%             4.5%             3.0%
--------------------------------------------------------------------------------------------
       Greater than $125,000 but less than
  3    or equal to $500,000                       5.5%             4.5%             3.5%
--------------------------------------------------------------------------------------------
       Greater than $500,000 but less than
  4    or equal to $1,000,000                     6.0%             5.5%             4.0%
--------------------------------------------------------------------------------------------
  5    Greater than $1,000,000                    7.0%             5.5%             4.5%
--------------------------------------------------------------------------------------------

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier's current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 X 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 X 0.055 (tier 2)).
However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 X 0.055 (tier 2)) + $375,000 X 0.055 (tier 3) +
$200,000 X 0.06 (tier 4)). When calculating each bonus amount, "cumulative premium payments" do not include bonus amounts we have previously added to your contract value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each, a "Promotional Period"). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.

If you return the Contract during the "free look" period (see "Ten Day Right to Review ("Free Look")"), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

------------------------------------------------------------------------------
                                            BONUS RECAPTURE PERCENTAGE FOR
    COMPLETED YEARS SINCE RECEIPT         SURRENDERS AND PARTIAL WITHDRAWALS
------------------------------------------------------------------------------
                  0                                      100%
------------------------------------------------------------------------------
                  1                                       65%
------------------------------------------------------------------------------
                  2                                       30%
------------------------------------------------------------------------------
                 3+                                       0%
------------------------------------------------------------------------------


If you die (or the first owner to die, if the Contract has co-owners or the annuitant, if any contract owner is not a natural person), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.



We will recapture bonus amounts from your contract value at the end of the valuation period during which your transaction request or for payment of a death benefit, due proof of death is received and accepted at our Service Center.


For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

     (a) is the bonus amount attributable to that premium; and

     (b) is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a "First In, First Out" (or "FIFO") basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the "free withdrawal amount." The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your contract value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

        For an example of how we calculate and recapture bonus amounts, see Appendix A.

        The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

                                    PREMIUMS


MINIMUM AND MAXIMUM PREMIUMS. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any co-owner or the life of any annuitant, if the owner is a non-natural person) exceed $1,000,000. No additional premiums will be accepted on or after the owner (or older co-owner or the annuitant or any older joint annuitant, if the owner is a non-natural person) reaches age 85.


The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.

HOW TO MAKE PAYMENTS. You can pay premiums directly to our Service Center at the address printed on the first page of this Prospectus or have money debited from your MLPF&S brokerage account.


AUTOMATIC INVESTMENT FEATURE. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days (35 days in California) after the contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.



PREMIUM INVESTMENTS. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest contract value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the Mercury Domestic Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we'll put the money into the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the Mercury Domestic Money Market V.I. Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the contract value in the event you exercise your right to cancel the Contract, we'll invest your premium immediately in the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the Mercury Domestic Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We will not provide the guarantee discussed above to contract owners, in states where we return contract value, who elect to put their premiums into the Mercury Domestic Money Market V.I. Subaccount. We also will not provide this guarantee to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the Mercury Domestic Money Markey V.I. Subaccount.



Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the Mercury Core Bond V.I. Subaccount, 58% allocated to the Mercury High Current Income V.I. Subaccount, and 30% allocated to the Mercury Large Cap Core V.I. Subaccount. However, you may not allocate
33 1/3% to the Mercury Core Bond V.I. Subaccount and 66 2/3% to the Mercury Large Cap Core V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. If your existing allocation instructions include any subaccounts that are closed, we will allocate amounts designated for such subaccount(s) pro rata among the remaining subaccounts you previously selected. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

                               ACCUMULATION UNITS

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

        - We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

        - Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

        -  For premium payments, bonus amounts under an XC Class
           Contract, and transfers into a subaccount, accumulation units are purchased.

        - For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB Charge, any GMDB Charge, any GMIB Charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

        - To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

        - We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

        - Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB Charge, any GMDB Charge, any GMIB Charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

        - The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

        - The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Other Charges.")

                          TRANSFERS AMONG SUBACCOUNTS


GENERAL. Before the annuity date, you may transfer all or part of your contract value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed into the Mercury Domestic Money Market V.I. Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the Mercury Domestic Money Market V.I. Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," and "Rebalancing Program.")


Transfers among subaccounts may be made in specific dollar amounts or as a percentage of contract value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

DISRUPTIVE TRADING. Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.


Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will receive one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following receipt of a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We currently do not, but may in the future, impose different restrictions, such as:


   -  requiring a minimum time period between each transfer;
   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;
   - limiting the dollar or percentage of contract value that may be transferred among the subaccounts at any one time;
   -  imposing a redemption fee on certain transfers; and
   - refusing to execute future transfer requests that violate our Disruptive Trading Procedures.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.

Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential market timer, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers.

The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. You should be aware that we may not have the contractual obligation or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. Accordingly, contract owners and other persons with interests in the Contracts should assume that the sole protection they may have against potential harm from frequent transfers is the protection provided by our Disruptive Trading Procedures.

Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our contract owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds. To the extent permitted by applicable law, we also reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.

                         DOLLAR COST AVERAGING PROGRAM

WHAT IS IT? The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.

If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate to the subaccounts that you select, in accordance with your allocation instructions.

If you choose the Asset Allocation Program or the Rebalancing Program, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

PARTICIPATING IN THE DCA PROGRAM. You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.

MINIMUM AMOUNTS. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your selected subaccount drop below the selected monthly or quarterly transfer amount, we'll notify you that you need to put more money in to continue the program.


WHEN DO WE MAKE DCA TRANSFERS? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in California if the premium(s) is required to be allocated to the Mercury Domestic Money Market V.I. Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfers at any time. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

                            ASSET ALLOCATION PROGRAM


THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.


GENERAL. We make available to contract owners an Asset Allocation Program, for which our affiliate, Roszel Advisors, LLC ("Roszel Advisors"), provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing at any time after issue. If you elect the Asset Allocation Program you must include all contract value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN THE ASSET ALLOCATION PROGRAM. YOUR CONTRACT MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

ASSET ALLOCATION MODELS. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a "Program participant") will have his or her contract value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently five asset allocation models to choose from:

   -  Capital Preservation
   -  Income
   -  Income and Growth
   -  Growth
   -  Aggressive Growth

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or contract value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

CHANGES TO THE COMPOSITION OF ASSET ALLOCATION MODELS. On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a "self-directed portfolio"). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those participants can elect at any time to again participate in the Asset Allocation Program.

Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided, prior to their decision to elect the Asset Allocation Program, with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of that calendar quarter.


INITIAL ALLOCATION TO THE SELECTED ASSET ALLOCATION MODEL. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the Mercury Domestic Money Market V.I. Subaccount. If your premium is required to be initially allocated to the Mercury Domestic Money Market V.I. Subaccount, we will allocate your contract value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the Mercury Domestic Money Market V.I. Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the Mercury Domestic Money Market V.I. Subaccount, if applicable), we will reallocate your contract value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.


QUARTERLY REBALANCING. On the last business day of each calendar quarter, we automatically rebalance contract value to maintain the subaccounts and percentages for each Program participant's selected asset allocation model. This quarterly rebalancing takes account of:

   - increases and decreases in contract value in each subaccount due to subaccount performance,
   - increases and decreases in contract value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and
   -  any adjustments Roszel Advisors has made to the selected model.


The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the Mercury Domestic Money Market V.I. Subaccount, if applicable.


We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.

ALLOCATION OF FUTURE PREMIUMS. The asset allocation model that a Program participant selects will override any prior percentage allocations that the participant may have chosen and all future premiums will be allocated accordingly. For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.

OTHER INFORMATION. At any time, a Program participant can request to change his or her selected model or the allocation of his or her contract value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the participant's financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.


Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See "Certain Payments We Receive With Regard to the Funds" for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.

For more information on Roszel Advisor's role as investment adviser for Program participants, please see Roszel Advisor's brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don't charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us.

                              REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your contract value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your contract value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

   - increases and decreases in contract value in each subaccount due to subaccount performance, and
   - increases and decreases in contract value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all contract value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

                              PARTIAL WITHDRAWALS

WHEN AND HOW PARTIAL WITHDRAWALS ARE MADE. Before the annuity date, you may make lump-sum withdrawals from the Contract. In addition, you may make systematic withdrawals. (See "Partial Withdrawals - Systematic Withdrawal Program.") Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request.

THE "FREE WITHDRAWAL AMOUNT"       (a) = sum of: 10% of the amount of each premium
EQUALS THE GREATER OF (a) OR       subject to a surrender charge (not to exceed the
(b), WHERE:                        amount of each premium that has not been previously
                                   withdrawn as of the beginning of the contract year);
                                   less any prior withdrawals during that contract year;
                                   and
                                   (b) = the gain in the Contract plus premiums
                                   remaining in the Contract that are no longer subject
                                   to a surrender charge.

THE GAIN IN THE CONTRACT IS        (a) = all premiums paid into the Contract less prior
DETERMINED AS THE EXCESS, IF       withdrawals of premiums, and
ANY, OF (b) OVER (a) WHERE:        (b) = the contract value (less uncollected charges
                                   and any bonus amounts subject to recapture) just
                                   prior to the withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the "free withdrawal amount" available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the "free withdrawal amount." Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis.

Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See "Federal Income Taxes.")

        EXAMPLE. Assume that you pay an initial premium of $100,000 and a Class B Contract is issued on June 1, 2005. Assume that your contract value equals $105,000 on November 1, 2005 due to positive investment performance. On that date, you withdraw $20,000. The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 - $100,000 = $5,000).
        Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.


Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. You may make a withdrawal request in writing to our Service Center or, once you've submitted a proper telephone authorization form to our Service Center, by telephone, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

MINIMUM AMOUNTS. The minimum amount that may be withdrawn is $100. We will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.

SYSTEMATIC WITHDRAWAL PROGRAM. You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We currently limit the total amount of these withdrawals in any contract year to the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); plus remaining premiums no longer subject to surrender charge. Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal

Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your contract value. This feature may not begin until at least 30 days (35 days in California) after the contract date.


We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

                                   SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.

  Surrenders                  -  Any request to surrender the Contract must be in writing.
                              -  The Contract must be delivered to our Service Center.
                              -  We will pay you an amount equal to the contract value as of the end of the valuation period when we process the
                                 surrender, minus any surrender charge (which varies
                                 according to the Class of the Contract), minus any
                                 recaptured bonus amount (for XC Class Contracts), minus any applicable contract fee, minus any uncollected ADB Charge, minus any uncollected GMDB Charge, minus any uncollected
                                 GMIB Charge, and minus any applicable charge for premium
                                 taxes. (See "Charges, Deductions, and Credits.")
                              -  We won't impose a surrender charge on the "free withdrawal amount" determined as of the date of the surrender request.
                                 (See "Partial Withdrawals" for a discussion of the
                                 calculation of the "free withdrawal amount.")
                              -  Surrenders are subject to tax and, if made prior to age
                                 59 1/2, may also be subject to a 10% federal penalty tax.

  Surrender Charges           -  B Class imposes a surrender charge on withdrawals equal to a
  by Class                       maximum of 7.0% of each premium payment, reducing annually over 7 years following the premium payment;
                              -  L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following the premium payment;
                              -  C Class imposes a surrender charge on withdrawals equal to
                                 2.0% of each premium payment during the first year following payment of such premium; and
                              -  XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following the premium payment.

For more information on surrender charges, see "Charges, Deductions, and Credits - Surrender Charge."

                    DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the owner is a natural person and the annuitant dies before the annuity date, and the annuitant is not the contract owner, the contract owner may designate a new annuitant. If a new annuitant is not designated, the contract owner (or the oldest co-owner) will become the annuitant. If the contract owner is not a natural person, upon the death of the annuitant (or the first annuitant to die if there are joint annuitants), no new annuitant may be named and the death benefit will be paid to the beneficiary. If your sole beneficiary is your surviving spouse, he or she may instead elect to continue the Contract. (See "Spousal Beneficiary Continuation Option.")

                                 DEATH BENEFIT


STANDARD DEATH BENEFIT. The Contract provides a death benefit to the beneficiary if you die (or the first owner to die, if there are co-owners or the annuitant, if the owner is a non-natural person) before the annuity date. UNLESS YOU PURCHASE AN OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"), THE DEATH BENEFIT EQUALS THE CONTRACT VALUE, LESS UNCOLLECTED CHARGES AND ANY BONUS AMOUNTS SUBJECT TO RECAPTURE ON THE DEATH OF THE OWNER. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If any owner (or the annuitant, if the owner is a non-natural person) is over the age of 75 on the contract date, the GMDB options are not available so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.



GMDB OPTIONS. For an additional charge, you may elect one of the GMDB options available under the Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 75 or under on the contract date. IF YOU PURCHASE A GMDB, UNDER THE B CLASS, L CLASS, OR C CLASS CONTRACTS, THE DEATH BENEFIT EQUALS THE GREATER OF THE CONTRACT VALUE LESS UNCOLLECTED CHARGES OR THE GMDB BASE (DESCRIBED BELOW). HOWEVER, IF YOU PURCHASE A GMDB UNDER THE XC CLASS CONTRACT, THE DEATH BENEFIT EQUALS THE GREATER OF THE CONTRACT VALUE, LESS UNCOLLECTED CHARGES AND ANY BONUS AMOUNTS SUBJECT TO RECAPTURE ON THE DEATH OF THE OWNER OR THE GMDB BASE. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recaptures.) If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable. This limitation does not apply when there is a change of owner and the life upon which payment of the death benefit is based does not change.


The GMDB options are:

   -  Return of Premium GMDB
   -  Maximum Anniversary Value GMDB
   -  Roll-Up GMDB (currently not available)
   -  Greater of Maximum Anniversary Value and Roll-Up GMDB

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner.

GMDB BASE - RETURN OF PREMIUM. If you purchase the Return of Premium GMDB, the GMDB Base equals:


     -  the premiums paid into the Contract less
                                                          For this formula, each "adjusted"
     -  "adjusted" withdrawals from the Contract.         withdrawal equals the amount withdrawn
                                                          multiplied by (a) / (b) where:
                                                            (a) = GMDB Base and
                                                            (b) = the contract value.
                                                          Both (a) and (b) are calculated
                                                          immediately prior to the withdrawal.

GMDB BASE - MAXIMUM ANNIVERSARY VALUE. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value, less any bonus amounts subject to recapture, on the contract date or on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary. "Adjusted withdrawals" are calculated according to the formula used for the Return of Premium GMDB Base, as described above.


We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80(th) birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner's 80(th) birthday or the anniversary on or prior to any owner's date of death. If an owner is a non-natural person, we will use the oldest annuitant's 80(th) birthday or the anniversary value on or prior to any annuitant's date of death.



If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine anniversary values. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine anniversary values and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.


        For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix B.


GMDB BASE - ROLL-UP. If you purchase the Roll-Up GMDB, the GMDB Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Base into these components allows us to apply different rates of interest to the GMDB Base associated with certain subaccounts (called "Restricted Subaccounts"). The Restricted Subaccounts currently include the Mercury Domestic Money Market V.I. Subaccount and the Eaton Vance VT Floating-Rate Income Fund.


     GMDB ROLL-UP BASE A:  GMDB Roll-Up Base A is equal to:

      - the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

      - subsequent premiums allocated to and contract value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

      - all "adjusted" withdrawals and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).

     The GMDB Roll-Up Base A will not be less than zero.

        For this formula, each "adjusted" withdrawal from subaccounts other than the Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

         (a) = GMDB Roll-Up Base A and

         (b) = the contract value in all subaccounts other than the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

     GMDB ROLL-UP BASE B:  GMDB Roll-Up Base B is equal to:

        - the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

        - subsequent premiums allocated to and contract value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

        - all "adjusted" withdrawals and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

     The GMDB Roll-Up Base B will not be less than zero.

        For this formula, each "adjusted" withdrawal from Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

         (a) = GMDB Roll-Up Base B and

         (b) = the contract value in the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base A or the GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:

     1. The 20(th) contract anniversary (15(th) contract anniversary for Contracts issued in New Jersey);

     2. The contract anniversary on or following the oldest owner's (or the annuitant's, if the owner is a non-natural person) 80(th) birthday;

     3. The date of death of the owner (or the first owner to die if the Contract has co-owners or the annuitant, if the owner is a non-natural person).


If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine interest. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.


           For an example of the calculation of the Roll-Up GMDB, see
                                  Appendix C.

GMDB BASE - GREATER OF MAXIMUM ANNIVERSARY VALUE AND ROLL-UP. If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:

     -  the Maximum Anniversary Value GMDB Base; or

     -  the Roll-Up GMDB Base.

The Maximum Anniversary Value GMDB Base and the Roll-Up GMDB Base are calculated as discussed above and all of the applicable limitations apply.

        For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB, see Appendix D.

CHANGE OF OWNER. For Contracts with a GMDB option, any change to the contract owner(s) will terminate the GMDB unless:

   - The new owner is a spouse or a child of the original owner and was age 75 or under on the contract date;
   -  An owner's spouse or child is removed as an owner;
   - As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
   - The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

GMDB LIMITATION. If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner where there was a change in the life upon which payment of the death benefit is based (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable.


GMDB CHARGE. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See "Charges, Deductions, and Credits - GMDB Charge.")


                            ADDITIONAL DEATH BENEFIT

You may elect the Additional Death Benefit ("ADB") for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner.

The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See "Spousal Beneficiary Continuation Option."

THE AMOUNT OF THE ADB DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT SINCE THE ADB EFFECTIVE DATE. BECAUSE WITHDRAWALS AND POOR INVESTMENT PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ADB. IT IS POSSIBLE THAT THE ADB MAY NOT HAVE ANY VALUE.

The ADB is not available in Washington. Check with your Financial Advisor regarding availability in other states.

The ADB is equal to the lesser of:

   -  the ADB Gain multiplied by the ADB Gain Factor; and
   -  the ADB Cap multiplied by the ADB Cap Factor.

The ADB will be determined as of the date we receive due proof of death of the owner (the first owner to die if the Contract has co-owners or the annuitant if the owner is a non-natural person) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain:  Contract value less uncollected charges     "ADB premiums" are equal to (a) - (b) where:
and bonus amounts subject to recapture upon death
less ADB premiums, but not less than zero.             (a) = the premiums paid into the Contract;
ADB Gain Factor:  If the oldest owner (or the          (b) = prior withdrawals in excess of the ADB
annuitant, if the owner is a non-natural person)             Gain after the contract date.
was under age 70 on the ADB effective date, the ADB
Gain Factor is 45%. If oldest owner (or annuitant,     For purposes of this calculation, the ADB Gain
if the owner is a non-natural person) was age 70 or    is assumed to be withdrawn first.
older on the ADB effective date, the ADB Gain
Factor is 30%.

ADB Cap: ADB premiums less any premiums paid within six months prior to an owner's (or the annuitant's, if the owner is a non-natural person) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.

ADB Cap Factor: If the oldest owner (or the annuitant, if the owner is a non-natural person) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the oldest owner (or the annuitant, if the owner is a non-natural person) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.

ADB LIMITATION. If an owner (or the annuitant, if the owner is a non-natural person) dies within 90 days of the ADB effective date, or within six months of the date of a change of owner where the life upon which payment of the ADB is based has changed (unless under the spousal beneficiary continuation option), we will not pay the ADB.

CHANGE OF OWNER.  If there is change of owner, the ADB will terminate unless:

   - The new owner is a spouse or a child of the original owner and was age 75 or under on the ADB effective date;
   -  An owner's spouse or child is removed as an owner;
   - As a result of the creation or termination of a trust, the life upon which payment of the ADB is based has not changed; or
   - The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

If there is a new owner (other than an eligible spousal beneficiary who continues the Contract) and the ADB rider remains in effect, the ADB Gain Factor and the ADB Cap Factor will be determined using the new owner's age if as of the ADB effective date the new owner was older than the owner whose age was being used to determine these factors immediately prior to the change of owner. See "Spousal Beneficiary Continuation Option" for a description of the changes in the ADB if an eligible spousal beneficiary continues the Contract.

ADB CHARGE. We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - ADB Charge.")

           For an example of the calculation of ADB, see Appendix E.

                            PAYMENT OF DEATH BENEFIT

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

     a. The primary beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no primary beneficiary survives you,

     b. The contingent beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no contingent beneficiary survives you,

     c.  Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options, unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See "Spousal Beneficiary Continuation Option."

Death Benefit               -  OPTION 1:  payment of the death benefit in a lump sum within
Payment Options                five years of the date of such owner's death; or
                            -  OPTION 2:  payment of the entire death benefit within five years of the date of such owner's death; or
                            -  OPTION 3:  payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a
                               period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such
                               beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is a non-natural person.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we will pay the death benefit in a lump sum, unless there is an eligible spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation option. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the contract value will increase or decrease until such time as they submit due proof of death or until 60 days following our receipt of a certified death certificate, whichever is sooner.

If the age of an owner (or an annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age.

Death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes - Taxation of Death Benefit Proceeds.")

                    SPOUSAL BENEFICIARY CONTINUATION OPTION


If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of the certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The "spousal continuation date" is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.


Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the contract value less uncollected charges as of the spousal continuation date, we will increase the contract value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of contract value in each subaccount to the contract value prior to the increase. If your spouse is over age 75 on the spousal continuation date, any GMDB or ADB option will end.

If the ADB continues, we will make the following adjustments to the ADB:

   -  The ADB effective date will be reset to spousal continuation date.


   - The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)


   - The ADB premiums will be equal to the contract value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

Any GMIB option will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date.

                          PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

   a.  the New York Stock Exchange is closed;

   b. trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

   c. the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account's assets;

   d. the Securities and Exchange Commission by order so permits for the protection of security holders; or

   e. the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                                CONTRACT CHANGES

Changes to the              -  Requests to change the owner, beneficiary, annuitant, or
Contract                       annuity date of a Contract, if acceptable to us, will take effect as of the date you sign such a request, unless we
                               have already acted in reliance on the prior status.
                            -  We are not responsible for the validity of such a request.
                            -  Only our President, Vice President, Secretary, or Assistant
                               Secretary may change this Contract. No one else has
                               authority to modify or waive any provision of the Contract.
                            -  Any change must be in writing, signed, and received at our
                               Service Center.
                            -  At any time, we may make such changes to the Contract,
                               without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
                            -  We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority
                               and you.

                                ANNUITY PAYMENTS

We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant's 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date.

Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. Although we currently do not permit partial annuitization, we reserve the right to permit it in the future.

We calculate your annuity payments as of the annuity date, not the date when the annuitization request form is received at the Service Center. Until the annuity date, your contract value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your contract value, less any uncollected GMDB Charge, ADB Charge, GMIB Charge and any applicable Contract Fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant's age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant's "adjusted age", the guaranteed mortality table (if applicable), and the guaranteed interest rate.

The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%. In states where the guaranteed interest rate is not indexed, it is fixed at 1.5%.

You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

EVIDENCE OF SURVIVAL. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

MISSTATEMENT OF AGE OR SEX. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant if any payments and benefits are based on such person's age and sex. If the age and/or sex of an annuitant was misstated to us, resulting in an incorrect calculation of annuity payments, we will adjust future annuity payments to reflect the correct age and/or sex. We will deduct any amount we overpaid as the result of a misstatement from future payment(s). If we underpaid any amount as the result of a misstatement, we will correct it with the next payment. We may pay interest on the underpayment at the annual rate not to exceed the maximum permitted in your state.

                                ANNUITY OPTIONS

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid.

DEATH OF OWNER DURING THE ANNUITY PERIOD. If an owner who is not an annuitant dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner's death. Upon such death, if there is no surviving co-owner, the beneficiary will become the owner.

DEATH OF ANNUITANT DURING THE ANNUITY PERIOD. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the owner, or the beneficiary if there is no surviving owner, may choose either:

   (a)  to receive payments for the remainder of the period guaranteed; or

   (b) to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

         Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

PAYMENTS OF A FIXED    We will make equal payments in an amount you choose until
AMOUNT                 the sum of all payments equals the annuity value applied,
                       increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued
                       for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

PAYMENTS FOR A         We will make equal payments for a period you select of at
FIXED PERIOD           least ten years. These payments don't depend on the
                       annuitant's life. If the annuitant dies before the end of
                       the period, you (or if no surviving owner, the beneficiary)
                       may elect to have payments continued for the period
                       guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*LIFE ANNUITY          We make payments for as long as the annuitant lives.
                       Payments will cease with the last payment made before the
                       annuitant's death.

-------------------------------

* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.


LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
PAYMENTS GUARANTEED    addition, even if the annuitant dies before the period ends,
FOR 5, 10, 15, OR      we guarantee payments for 5, 10, 15, or 20 years. If the
20 YEARS               annuitant dies before the guarantee period ends, you (or if no surviving owner, the beneficiary) may elect to have
                       payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
GUARANTEED RETURN      addition, even if the annuitant dies, we guarantee payments
OF ANNUITY VALUE       until the sum of all annuity payments equals the annuity
                       value applied. If the annuitant dies while guaranteed
                       amounts remain unpaid, you (or if no surviving owner, the
                       beneficiary) may elect to have payments continued for the
                       amount guaranteed or to receive the present value of the
                       remaining guaranteed amount in a lump sum.

*JOINT AND SURVIVOR    We make payments for the lives of the annuitant and a
LIFE ANNUITY           designated second person. Payments will continue as long as either one is living.

JOINT AND SURVIVOR     We make payments during the lives of the annuitant and a
LIFE ANNUITY WITH      designated second person. Payments will continue as long as
PAYMENTS GUARANTEED    either one is living. In addition, even if the annuitant and
FOR 5, 10, 15, OR      the designated second person die before the guaranteed
20 YEARS               period ends, we guarantee payments for 5, 10, 15, or 20
                       years. If the annuitant and the designated second person die before the end of the period, you (or the beneficiary if
                       there is no surviving owner) may elect to have payments
                       continued for the period guaranteed or to receive the
                       present value of the remaining guaranteed payments in a lump sum.

                       GUARANTEED MINIMUM INCOME BENEFIT

GENERAL. The Guaranteed Minimum Income Benefit ("GMIB") is an option available for an additional charge that offers you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR." You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the fees collected for this benefit will not be refunded. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider.

If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or the GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the GMIB may be reduced and the last exercise date may be reset to an earlier date.

-------------------------------


* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates ("GMIB rates") for the annuity option you select.

        THE GMIB BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (when permissible) and ages of the annuitant and any joint annuitant.

GMIB BASE. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV BASE. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value, less any bonus amount subject to recapture, on the contract date and on each contract anniversary, increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary.

        For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:
          (a) = GMIB MAV Base and
          (b) = the contract value.
        Both (a) and (b) are calculated immediately prior to the withdrawal.


We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the oldest annuitant's 80(th) birthday and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.



GMIB ROLL-UP BASE. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Base associated with certain subaccounts (called "Restricted Subaccounts.") The Restricted Subaccounts currently include the Mercury Domestic Money Market V.I. Subaccount and the Eaton Vance VT Floating-Rate Income Subaccount.


   GMIB ROLL-UP BASE A:  GMIB Roll-Up Base A is equal to:

      - the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%, plus

      - subsequent premiums allocated to and contract value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5%, less

      - all "adjusted" withdrawals and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5%.

   The GMIB Roll-Up Base A will not be less than zero.

        For this formula, each "adjusted" withdrawal from subaccounts other than the Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

          (a) = GMIB Roll-Up Base A and

          (b) = the contract value in all subaccounts other than the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

   GMIB ROLL-UP BASE B:  GMIB Roll-Up Base B is equal to:

      - the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

      - subsequent premiums allocated to and contract value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

      - all "adjusted" withdrawals and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

   The GMIB Roll-Up Base B will not be less than zero.

        For this formula, each "adjusted" withdrawal from Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:
          (a) = GMIB Roll-Up Base B and
          (b) = the contract value in the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB LIMITATIONS. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

   1.  The 20(th) contract anniversary;

   2. The contract anniversary on or following the oldest annuitant's 80(th) birthday; or

   3.  The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.

ALLOCATION GUIDELINES AND RESTRICTIONS. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 35% and no more than 85% to subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories. The subaccounts currently available in these investment categories are as follows:


--------------------------------------------------------------------------------------------------
      INVESTMENT CATEGORY                                     SUBACCOUNTS
--------------------------------------------------------------------------------------------------
Large Cap                             AIM V.I. Basic Value, AllianceBernstein Value, American
                                      Century VP Ultra(R), American Funds -- AFIS Growth, American
                                      Funds -- AFIS Growth-Income, Davis Value, Dreyfus VIF
                                      Appreciation, Federated Capital Appreciation II, Mercury
                                      Basic Value V.I., Mercury Equity Dividend, Mercury
                                      Fundamental Growth V.I., Mercury Index 500 V.I., Mercury
                                      Large Cap Core V.I., Mercury Large Cap Growth V.I., Mercury
                                      Large Cap Value V.I., Oppenheimer Capital Appreciation/VA,
                                      Oppenheimer Main Street/VA(R), Pioneer Fund VCT, Roszel/Lord
                                      Abbett Affiliated, Roszel/Allianz CCM Capital Appreciation,
                                      Van Kampen Comstock
--------------------------------------------------------------------------------------------------
Mid Cap                               AIM V.I. Mid Cap Core Equity, Federated Kaufmann II, Mercury
                                      Mid Cap Value Opportunities, Premier VIT OpCap Renaissance,
                                      Roszel/Lord Abbett Mid Cap Value, Roszel/Seligman Mid Cap
                                      Growth
--------------------------------------------------------------------------------------------------
Small Cap                             AllianceBernstein Small/Mid Cap Value, Mercury Small Cap
                                      Index, Mercury Value Opportunities V.I., Oppenheimer Main
                                      Street Small Cap/VA(R), Pioneer Small Cap Value VCT,
                                      Roszel/Delaware Trend, Roszel/JP Morgan Small Cap Growth,
                                      Roszel/Allianz NFJ Small Cap Value, Wanger U.S. Smaller
                                      Companies
--------------------------------------------------------------------------------------------------
International                         American Funds -- AFIS International, Franklin Templeton VIP
                                      Foreign Securities, Franklin Templeton VIP Growth
                                      Securities, Mercury Global Small Cap, Mercury International
                                      Index, Mercury International Value V.I.
--------------------------------------------------------------------------------------------------


We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the "Fee Table."

CONDITIONS FOR ELECTING TO RECEIVE INCOME PAYMENTS. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10(th) contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85(th) birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

AVAILABLE ANNUITY OPTIONS. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

   -  Life Annuity
   -  Joint and Survivor Life Annuity
   -  Life Annuity with Payments Guaranteed for 10 Years
   -  Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

CHANGE OF ANNUITANT. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant's or joint annuitant's age on the contract date was older than the age of the annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or joint annuitant's age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.

GMIB CHARGE. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - GMIB Charge.")

         For an example of the calculation of the GMIB, see Appendix F.

                      GENDER-BASED ANNUITY PURCHASE RATES

Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

                           MISSTATEMENT OF AGE OR SEX

We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person's age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

                               INACTIVE CONTRACT

In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)   No premium payments have been received during the prior 24 months;

2) The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)   The contract value (less uncollected charges) is less than $2,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

CHARGES, DEDUCTIONS, AND CREDITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

                          ASSET-BASED INSURANCE CHARGE

We impose an asset-based insurance charge, which varies according to Class and subaccount. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. The current asset-based insurance charge for the B Class is generally 1.25%, however, it may be 1.15%, 1.20%, or 1.40% depending on the subaccount. The current asset-based insurance charge for the L Class is generally 1.45%, however, it may be 1.35%, 1.40%, or 1.60% depending on the subaccount. The current asset-based insurance charge for the C Class is generally 1.60%, however, it may be 1.50%, 1.55%, or 1.75% depending on the subaccount. The current asset-based insurance charge for the XC Class is generally 1.65%, however, it may be 1.55%, 1.60%, or 1.80% depending on the subaccount. (See the "Fee Table.")

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

To the extent that a Fund, its investment adviser, or its affiliate pays us or our affiliates compensation that is more or less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we may adjust the current asset-based insurance charge for that subaccount. If we adjust the asset-based insurance charge, for each 0.05% that the compensation we or our affiliates receive exceeds 0.35%, we reduce the asset-based insurance charge for that subaccount by 0.05%. Similarly, for each 0.05% that the compensation we or our affiliates receive is less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we increase the asset-based insurance charge by 0.05%. For example, if we receive compensation from a Fund, its investment adviser, or its affiliate of 0.47%, we would decrease the asset-based insurance charge by 0.10%, not 0.12%, to 0.37% for that subaccount. See the "Fee Table" for the current asset-based insurance charge applicable to each subaccount.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class and Subaccount.

                                SURRENDER CHARGE

WHEN IMPOSED. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders.")

The surrender charge equals a percentage of each premium withdrawn. Each premium is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

---------------------------------------------------------------------
COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF PREMIUM       B CLASS   L CLASS   C CLASS   XC CLASS
---------------------------------------------------------------------
          0 years              7.0%      6.0%      2.0%       8.0%
---------------------------------------------------------------------
           1 year              6.0%      5.0%      0.0%       8.0%
---------------------------------------------------------------------
          2 years              5.0%      4.0%      0.0%       7.0%
---------------------------------------------------------------------
          3 years              4.0%      3.0%      0.0%       7.0%
---------------------------------------------------------------------
          4 years              3.0%      0.0%      0.0%       6.0%
---------------------------------------------------------------------
          5 years              2.0%      0.0%      0.0%       6.0%
---------------------------------------------------------------------
          6 years              1.0%      0.0%      0.0%       5.0%
---------------------------------------------------------------------
          7 years              0.0%      0.0%      0.0%       4.0%
---------------------------------------------------------------------
          8 years              0.0%      0.0%      0.0%       3.0%
---------------------------------------------------------------------
          9 years              0.0%      0.0%      0.0%       0.0%
---------------------------------------------------------------------

The charge is calculated on total premiums withdrawn from the Contract. If the contract value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The "free withdrawal amount" is never subject to the surrender charge. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS

         If you have an L Class Contract and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on $9,000 (which represents the $10,000 premium payment less the $1,000 "free withdrawal amount"). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year, we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

HOW DEDUCTED. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your contract value. The example below shows how this works.

                              PRO RATA DEDUCTIONS


         You have a C Class Contract with a current contract value of $100,000. $60,000 is in the Mercury Basic Value V.I. Subaccount, and $40,000 is in the Mercury Core Bond V.I. Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2.0% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the Mercury Basic Value V.I. Subaccount and $160 (40% of $400) is deducted from the Mercury Core Bond V.I. Subaccount.


                                  CONTRACT FEE


We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of contract value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.


The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee         -  We deduct this fee from your contract value on each Contract
applies, we will               anniversary before the annuity date.
deduct it as
follows:

                            -  We deduct this fee from your contract value if you surrender or annuitize the Contract on any date other than a contract anniversary.
                            -  We deduct this fee on a pro rata basis from all subaccounts in which your contract value is invested.

                                  TRANSFER FEE

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in the contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," "Rebalancing Program," and "Transfers Among Subaccounts.")

                                  GMDB CHARGE


If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the contract value. (See "Death Benefit - Guaranteed Minimum

Death Benefit Options" for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:


------------------------------------------------------------------------------
         TYPE OF GMDB            CURRENT GMDB CHARGE %   MAXIMUM GMDB CHARGE %
------------------------------------------------------------------------------
       Return of Premium                 0.15%                   0.40%
------------------------------------------------------------------------------
   Maximum Anniversary Value             0.25%                   0.65%
------------------------------------------------------------------------------
    Roll-Up (currently not
           available)                    0.50%                   1.00%
------------------------------------------------------------------------------
Greater of Maximum Anniversary
        Value and Roll-Up                0.55%                   1.20%
------------------------------------------------------------------------------



If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your contract value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.


                                   ADB CHARGE


If you elect the ADB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum ADB charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the contract value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the contract value. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the ADB charge on a pro rata basis from all subaccounts in which your contract value is invested. We deduct the ADB charge regardless of whether the ADB has any value.


                                  GMIB CHARGE


If you elect the GMIB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct the GMIB charge after the annuity date. The current annual GMIB charge percentage is 0.50%. We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage which is 0.90%. The amount of the GMIB charge is calculated on each monthaversary by multiplying the GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Income Benefit" for the definition of GMIB Base). On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the contract value. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your contract value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.


                                 OTHER CHARGES

REDEMPTION FEE. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

TAX CHARGES. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account's investment earnings. (See "Tax Status of the Contract.")

FUND EXPENSES. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table.") Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

CHANGES IN CONTRACT CHARGES OR FEES. If we have reserved the right to change a contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory official of the jurisdiction in which the Contract is delivered. Changes will not exceed the maximum charges.

PREMIUM TAXES. Various states impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the contract value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4.0%. Although we pay these taxes when due, we won't deduct them from your contract value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that state, and the premium tax laws of that state.

                                CONTRACT CREDITS

Credits may be added to your contract value. Currently, we are not adding any credits to your contract value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. Your annuity must be independent of any tax-qualified retirement or pension plan and is termed a nonqualified contract. THE CONTRACT IS ONLY AVAILABLE AS A NONQUALIFIED CONTRACT. IT MAY NOT BE ISSUED AS AN IRA, ROTH IRA, TAX-SHELTERED ANNUITY, SEP IRA, SIMPLE IRA, OR PURCHASED THROUGH AN ESTABLISHED TAX-QUALIFIED CUSTODIAL ACCOUNT OR IN CONNECTION WITH A QUALIFIED RETIREMENT PLAN OR SECTION 457(b) PLAN.

                           TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Separate Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS. To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

Nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

                             TAXATION OF ANNUITIES

IN GENERAL. IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the contract value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the contract value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

The owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the contract value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor. Bonus amounts are not treated as an "investment in the contract."

WITHDRAWALS AND SURRENDERS. The following discussion applies generally to Contracts owned by a natural person: When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time.

ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts, including any ADB, may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a surrender from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.


                        PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

(1)   on or after you reach age 59 1/2;

(2) after you die (or after the annuitant dies, if an owner isn't an individual);

(3)   after you become disabled; or

(4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. You should consult a tax advisor with regard to exceptions from the penalty tax.

               TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

                                  WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can choose not to have tax withheld from distributions.

                               MULTIPLE CONTRACTS

All nonqualified deferred annuity contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.


                              FEDERAL ESTATE TAXES



While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



                        GENERATION-SKIPPING TRANSFER TAX



Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

        ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.



                            OPTIONAL BENEFIT RIDERS



It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the GMDB, ADB, and GMIB, are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.


                          POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

                         POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

                              FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

PERFORMANCE INFORMATION
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From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yield of the Mercury Domestic Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


The yield of a subaccount (other than the Mercury Domestic Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.


We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.


Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

OTHER INFORMATION
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                             NOTICES AND ELECTIONS

To be effective all notices, choices, and changes you make under the Contract must be in writing and signed, and be received at our Service Center, unless we have authorized you to use another method. Such communication must be provided by you or your representative, if authorized by you in writing. If you have submitted a telephone authorization form, you may make the following choices via telephone:

(1)   Transfers

(2)   Premium allocation instructions

(3)   Withdrawals, other than full surrenders

(4)   Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

                                 VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)   the election of a Fund's Board of Directors;

(2)   ratification of a Fund's independent accountant;

(3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)   any other matter requiring a vote of the Fund's shareholders.

                           REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the contract value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

                               MATERIAL CONFLICTS

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Separate Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

                        CHANGES TO THE SEPARATE ACCOUNT

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                              SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. The Merrill Lynch Life Agencies also pay the District Annuity Specialists a portion of the commissions they receive for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.

The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of contract value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of contract value. The maximum commission payable to Financial Advisors for Contract sales is 2.30% of each premium and up to 0.51% of contract value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of contract value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.12% of each premium.

Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                                STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

                               LEGAL PROCEEDINGS

There are no legal proceedings involving the Separate Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

                                    EXPERTS


Our financial statements as of December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, and the financial statements of the Separate Account as of December 31, 2004, and for the each of the two years in the period ended December 31, 2004, incorporated by reference in this Prospectus and included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which reports express an unqualified opinion and which report on our financial statements includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), which are included and incorporated by reference herein, and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Their principal business address is Two World Financial Center, New York, New York 10281-1414.

                                 LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

                            REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
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The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

APPENDIX A - EXAMPLE OF BONUS PAYMENT AND RECAPTURE
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EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity XC Class Contract with an initial premium of $400,000 on May 10, 2005. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2006 and pay a subsequent premium of $200,000 on August 1, 2006. Your bonus amounts paid and recaptured, based on HYPOTHETICAL Contract values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE BONUS AMOUNTS PAID AND RECAPTURED, SEE "FEATURES AND BENEFITS OF THE CONTRACT - BONUS PAYMENT AND RECAPTURE."



                                                                                                                BONUS
                                                        TRANSACTIONS          BONUS AMOUNTS                     AMOUNT
                                                     -------------------   --------------------   CONTRACT    SUBJECT TO
DATE                                                  PREM.     WITHDR.     PAID     RECAPTURED    VALUE      RECAPTURE
-------------------------------------------------------------------------------------------------------------------------
5/10/2005  THE CONTRACT IS ISSUED                    $400,000              $18,000                $418,000     $18,000
           Premium Allocated to Tier 1 = $125,000
           Premium Allocated to Tier 2 = $275,000
           Bonus 1 = (.045 x $125,000) + (.045 x
           $275,000) = $5,625 + $12,375 = $18,000
           Bonus 1 Subj. to Recapture = Bonus
           Recapture Percentage (BRP) Year 1 x
           Bonus 1
           = 100% x $18,000 = $18,000
5/10/2006  FIRST CONTRACT ANNIVERSARY                                                             $428,000     $11,700
           Assume Contract Value increased by
           $10,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 2
           x Bonus 1 = 65% x $18,000 = $11,700
7/5/2006   OWNER TAKES A $155,000 WITHDRAWAL                    $155,000             $   2,925    $273,775     $ 8,775
           Assume Contract Value increased by
           $3,700 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture Before
           Withdrawal = BRP Year 2 x Bonus 1 = 65%
           x $18,000 = $11,700
           Gain = Contract Value Before
           Withdrawal -- Bonus Amounts Subj. to
           Recapture -- Remaining Premiums
           = $431,700 -- $11,700 -- $400,000 =
           $20,000
           Free Withdrawal Amount = Greater of 10%
           Premium or Gain = Max ($40,000, $20,000)
           = $40,000
           Prem 1 Withdrawn = Withdrawal -- Gain =
           $155,000 -- $40,000 = $115,000
           Prem 1 Withdrawn without SC =
           Free-Out -- Gain = $40,000 -- $20,000 =
           $20,000
           Bonus 1 Recapture Ratio = Prem 1
           Withdrawn Subj. to SC/Prem 1 Remaining
           Immediately Prior
           =
           ($115,000 -- $20,000)/($400,000 -- $20,000) =
           $95,000/$380,000 = .250000
           Bonus 1 Recaptured = Bonus 1 Subj. to
           Recapture x Bonus 1 Recapture Ratio
           = $11,700 x .250000 = $2,925
           Bonus 1 Subj. to Recapture After
           Withdrawal
           = BRP Year 2 x (Bonus 1 -- Recaptured
           Amount/BRP at time of recapture)
           = 65% x ($18,000 -- $2,925/0.65) =
           $8,775
8/1/2006   OWNER PUTS IN $200,000 ADDITIONAL         $200,000              $ 5,000                $455,000     $13,775
           PREMIUM
           Assume Contract Value decreased to
           $23,775 due to negative investment
           performance.
           Premium Allocated to Tier 2 = $100,000
           Premium Allocated to Tier 3 = $100,000
           Bonus 2 = (.045 x $100,000) + (.055 x
           $100,000) = $5,000
           Bonus 2 Subj. to Recapture = BRP Year 1
           x Bonus 2 = 100% x $5,000 = $5,000
           Bonus 1 Subj. to Recapture = BRP Year 2
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($18,000 -- $2,925/65%) = $8,775
5/10/2007  SECOND CONTRACT ANNIVERSARY                                                            $450,000     $ 9,050
           Assume Contract Value decreased by
           $5,000 due to negative investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 3
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 30% x ($18,000 -- $2,925/65%) = $4,050
           Bonus 2 Subj. to Recapture = BRP Year 1
           x (Bonus 2 -- Recaptured Amount/BRP at
           time of recapture)
           = 100% x ($5,000 -- $0) = $5,000
5/10/2008  THIRD CONTRACT ANNIVERSARY                                                             $475,000     $ 3,250
           Assume Contract Value increased by
           $25,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 4
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 0% x ($18,000 -- $2,925/65%) = $0
           Bonus 2 Subj. to Recapture = BRP Year 2
           x (Bonus 2 -- Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($5,000 -- $0) = $3,250

APPENDIX B - EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB
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EXAMPLE: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2005 and a subsequent premium of $10,000 on June 28, 2006. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2006 and $40,000 on September 22, 2006. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and selection of the Maximum Anniversary Value ("MAV") GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "GMDB BASE - MAXIMUM ANNIVERSARY VALUE."



                                                                               (A)        (B)
                                                          TRANSACTIONS         MAV      CONTRACT
DATE                                                    PREM.     WITHDR.   GMDB BASE    VALUE             DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
5/10/2005   THE CONTRACT IS ISSUED                     $100,000             $100,000    $100,000   $100,000 (maximum of (A),(B))
            5/10/05 anniversary value = Initial
            Premium on 5/10/05 = $100,000
            MAV GMDB Base = greatest of anniversary
            values = $100,000
5/10/2006   FIRST CONTRACT ANNIVERSARY                                      $110,000    $110,000   $110,000 (maximum of (A),(B))
            Assume Contract Value increased by
            $10,000 due to positive investment
            performance.
            5/10/06 anniversary value = Contract
            Value on 5/10/06 = $110,000
            MAV GMDB Base = greatest of anniversary
            values = 5/10/06 anniversary value =
            $110,000
6/28/2006   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM   $ 10,000             $120,000    $114,000   $120,000 (maximum of (A),(B))
            Assume Contract Value decreased by
            $6,000 due to negative investment
            performance.
            5/10/06 anniversary value = anniversary
            value before premium + additional
            premium
                                   = $110,000 +
            $10,000 = $120,000
            MAV GMDB Base = greatest of anniversary
            values = 5/10/06 anniversary value =
            $120,000
8/3/2006    OWNER TAKES A $5,000 WITHDRAWAL                       $5,000    $114,000    $ 95,000   $114,000 (maximum of (A),(B))
            Assume Contract Value decreased by
            $14,000 due to negative investment
            performance.
            Adjusted withdrawal = withdrawal x (MAV
            GMDB Base before withdrawal)
                                            Contract
            Value before withdrawal
            = $5,000 x ($120,000/$100,000)
            = $6,000
            5/10/06 anniversary value = 5/10/06
            anniversary value before w/d -- adjusted
            withdrawal
            = $120,000 -- $6,000 = $114,000
            MAV GMDB Base = greatest of anniversary
            values = 5/10/06 anniversary value =
            $114,000
9/22/2006   OWNER TAKES A $40,000 WITHDRAWAL                      $40,000   $ 76,000    $ 80,000   $ 80,000 (maximum of (A),(B))
            Assume Contract Value increased by
            $25,000 due to positive investment
            performance.
            Adjusted withdrawal = withdrawal x (MAV
            GMDB Base before withdrawal)
                                            Contract
            Value before withdrawal
            = $40,000 x ($114,000/$120,000)
            = $38,000
            5/10/06 anniversary value = 5/10/06
            anniversary value before -- adjusted
            withdrawal
            = $114,000 -- $38,000 = $76,000
            MAV GMDB Base = greatest of anniversary
            values = 5/10/06 anniversary value =
            $76,000
5/10/2007   SECOND CONTRACT ANNIVERSARY                                     $ 76,000    $ 70,000   $ 76,000 (maximum of (A),(B))
            Assume Contract Value decreased by
            $10,000 due to negative investment
            performance.
            5/10/06 anniversary value = $76,000
            5/10/07 anniversary value = Contract
            Value on 5/10/07 = $70,000
            MAV GMDB Base = greatest of anniversary
            values = 5/10/06 anniversary value =
            $76,000

APPENDIX C - EXAMPLE OF ROLL-UP GMDB (CURRENTLY NOT AVAILABLE)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2005 and a subsequent premium of $10,000 on June 28, 2006. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2006 and $40,000 on September 22, 2006. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and selection of the Roll-Up GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "GMDB BASE - ROLL-UP."



                                                         TRANSACTIONS           (A)          (B)
                                                      ------------------      ROLL-UP      CONTRACT
DATE                                                   PREM.     WITHDR.     GMDB BASE      VALUE             DEATH BENEFIT
------------------------------------------------------------------------------------------------------------------------------------
5/10/2005   THE CONTRACT IS ISSUED                    $100,000               $100,000      $100,000   $100,000 (maximum of (A), (B))
            Roll-Up GMDB Base = Initial Premium
            allocated to other than Restricted
            Subaccounts = $100,000
5/10/2006   FIRST CONTRACT ANNIVERSARY                                       $105,000      $110,000   $110,000 (maximum of (A), (B))
            Assume Contract Value increased by
            $10,000 due to positive investment
            performance.
            Roll-Up GMDB Base = 2/10/05 Roll-Up GMDB
            Base @ 5% = $100,000 X 1.05 = $105,000
6/28/2006   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM  $ 10,000               $115,690      $114,000   $115,690 (maximum of (A), (B))
            Assume Contract Value decreased by
            $6,000 due to negative investment
            performance.
            Roll-Up GMDB Base = 2/10/06 Roll-Up GMDB
            Base @ 5% + additional premium
            = $105,000 X (1.05)(+)(49/365) + $10,000
            = $115,690
8/3/2006    OWNER TAKES A $5,000 WITHDRAWAL                      $5,000      $111,200      $ 95,000   $111,200 (maximum of (A), (B))
            Assume Contract Value decreased by
            $14,000 due to negative investment
            performance.
            Since $5,000 <.05 X $105,000 = $5,520,
            withdrawals are dollar-for-dollar with
            no adjustment.
            Adjusted withdrawal  =  $5,000
            Roll-Up GMDB Base =  2/10/06 Roll-Up
            GMDB Base @ 5% + additional premium -
            adj. withdrawal
            =  $105,000 X (1.05)(+)(85/365) +
            $10,000 - $5,000
            =  $106,200 + $10,000 - $5,000 =
            $111,200
9/22/2006   OWNER TAKES A $40,000 WITHDRAWAL                     $40,000     $ 74,608      $ 80,000    $80,000 (maximum of (A), (B))
            Assume Contract Value increased by
            $25,000 due to positive investment
            performance.
            Since $40,000 + $5,000 >.05 X $105,000 =
            $5,520 withdrawals are adjusted
            pro-rata.


         Adjusted withdrawal   =   withdrawal    X  (Roll-Up GMDB Base before withdrawal)
                                                    Contract Value before withdrawal
                               =   $40,000       X  (Roll-Up GMDB Base on 5/10/06 @ 5% + add'l prem - adj w/d)
                                                    $120,000
                               =   $40,000       X  ($105,000 X (1.05)(+)(135/365)+ $10,000 - $5,000)
                                                    $120,000
                               =   $37,304
         Roll-Up GMDB Base =  2/10/06 Roll-Up GMDB Base @ 5% + additional premium - adj. w/ds
                               =   $105,000 X (1.05)(+)(135/365) + $10,000 - $5,000 - $37,304
                               =   $74,608




5/10/2007   SECOND CONTRACT ANNIVERSARY                                      $ 77,946      $ 70,000    $77,946 (maximum of (A), (B))
            Assume Contract Value decreased by
            $10,000 due to negative investment
            performance.
            Roll-Up GMDB Base = 2/10/06 Roll-Up GMDB
            Base @ 5% + additional premium - adj.
            w/ds
            = $105,000 X 1.05 + $10,000 - $5,000 -
            $37,304
            = $77,946

APPENDIX D - EXAMPLE OF GREATER OF MAXIMUM ANNIVERSARY VALUE GMDB AND ROLL-UP
GMDB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2005 and a subsequent premium of $10,000 on June 28, 2006. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2006 and $40,000 on September 22, 2006. Your death benefit, based on HYPOTHETICAL Contract values and transactions, and selection of the Greater of Maximum Anniversary Value ("MAV") and Roll-Up GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "GMDB - GREATER OF MAXIMUM ANNIVERSARY VALUE AND ROLL-UP."


                                                                                                         (C)
                                                             TRANSACTIONS         (A)         (B)
                                                          ------------------      MAV       ROLL-UP    CONTRACT
DATE                                                       PREM.     WITHDR.   GMDB BASE   GMDB BASE    VALUE
---------------------------------------------------------------------------------------------------------------
5/10/2005  THE CONTRACT IS ISSUED                         $100,000             $100,000    $100,000    $100,000
           5/10/05 anniversary value = Initial Premium
           on 5/10/05 = $100,000
           MAV GMDB Base = greatest of anniversary
           values = $100,000
           Roll-Up GMDB Base = Initial Premium allocated
           to other than Restricted Subaccounts =
           $100,000
5/10/2006  FIRST CONTRACT ANNIVERSARY                                          $110,000    $105,000    $110,000
           Assume Contract Value increased by $10,000
           due to positive investment performance.
           5/10/06 anniversary value = Contract Value on
           5/10/06 = $110,000
           MAV GMDB Base = greatest of anniversary
           values = 5/10/06 anniversary value = $110,000
           Roll-Up GMDB Base = 5/10/05 Roll-Up GMDB Base
           @ 5% = $100,000 X 1.05 = $105,000
6/28/2006  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM       $ 10,000             $120,000    $115,690    $114,000
           Assume Contract Value decreased by $6,000 due
           to negative investment performance.
           5/10/06 anniversary value = anniversary value
           before premium + additional premium =
           $120,000
           MAV GMDB Base = greatest of anniversary
           values = 5/10/06 anniversary value = $120,000
           Roll-Up GMDB Base = 5/10/06 Roll-Up GMDB Base
           @ 5% + additional premium
           = $105,000 X (1.05)(+)(49/365) + $10,000 =
           $115,690
8/3/2006   OWNER TAKES A $5,000 WITHDRAWAL                           $5,000    $114,000    $111,200    $ 95,000
           Assume Contract Value decreased by $14,000
           due to negative investment performance.
                                              (MAV GMDB
                                              Base
                                              before
           MAV adj. w/d       = withdrawal X  withdrawal)
                                              Contract
                                              Value
                                              before
                                              withdrawal
                              =
                              $5,000 X ($120,000/$100,000)
                              = $6,000
           5/10/06 anniversary value = 5/10/06
           anniversary value before w/d - MAV adj. w/d
                           = $120,000 - $6,000 =
           $114,000
           MAV GMDB Base = greatest of anniversary
           values = 5/10/06 anniversary value = $114,000
           Since $5,000 < .05 X $105,000 = $5,520,
           withdrawals are dollar-for-dollar with no
           adjustment.
           Roll-Up GMDB Base= 5/10/06 Roll-Up GMDB Base
           @ 5% + additional premium - Roll-Up adj. w/d
                         = $105,000 X (1.05)(+)(85/365)
           + $10,000 - $5,000 = $111,200
9/22/2006  OWNER TAKES A $40,000 WITHDRAWAL                          $40,000   $ 76,000    $ 74,608    $ 80,000
           Assume Contract Value increased by $25,000
           due to positive investment performance.
                                              (MAV GMDB
                                              Base
                                              before
           MAV adj. w/d       = withdrawal X  withdrawal)
                                              Contract
                                              Value
                                              before
                                              withdrawal
                              = $40,000 X
                              ($114,000/$120,000) =
                              $38,000
           5/10/06 anniversary value = 5/10/06
           anniversary value before w/d - MAV adj. w/d
                              = $114,000 - $38,000 =
                              $76,000
           Since $40,000 + $5,000 > .05 X $105,000 =
           $5,520 withdrawals are adjusted pro-rata.
                                              (Roll-Up
                                              GMDB Base
                                              before
           Roll-Up adj. W/d   = withdrawal X  withdrawal)
                                              Contract
                                              Value
                                              before
                                              withdrawal
                                              ($105,000
                                              X
                                              (1.05)(+)(135/365)
                                              +
                                              $10,000 - $5,000)
                              = $40,000 X     = $37,304
                                              $120,000
                              = 2/10/06 Roll-Up GMDB
                              Base @ 5% + additional
                              premium - Roll-Up adj.
           Roll-Up GMDB Base  w/ds
                              = $105,000 x
                              (1.05)(+)(135/365) +
                              $10,000 - $5,000 - $37,304
                              = $74,608
5/10/2007  SECOND CONTRACT ANNIVERSARY                                         $ 76,000    $ 77,946    $ 70,000
           Assume Contract Value decreased by $10,000
           due to negative investment performance.
           5/10/07 anniversary value = Contract Value on
           5/10/07 = $70,000
           MAV GMDB Base = greatest of anniversary
           values = 5/10/06 anniversary value = $76,000
                              = 5/10/06 Roll-Up GMDB
                              Base @ 5% + additional
           Roll-Up GMDB Base  premium - Roll-Up adj. w/d
                              = $105,000 x 1.05 +
                              $10,000 - $5,000 - $37,304
                              = $77,946


DATE                  DEATH BENEFIT
---------  ------------------------------------
5/10/2005  $100,000  (maximum of (A), (B), (C))
5/10/2006  $110,000  (maximum of (A), (B), (C))
6/28/2006  $120,000  (maximum of (A), (B), (C))
8/3/2006   $114,000  (maximum of (A), (B), (C))
9/22/2006   $80,000  (maximum of (A), (B), (C))
5/10/2007   $77,946  (maximum of (A), (B), (C))

APPENDIX E - EXAMPLE OF ADB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ADDITIONAL DEATH BENEFIT (ADB). THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.


FACTS: Assume that a couple (ages 60 and 55) purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract with the Additional Death Benefit, and makes an initial premium payment of $100,000. The Contract value as of receipt of due proof of death of the first to die is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.


------------------------------------------------------------------------
Net Premiums                                                    $100,000
------------------------------------------------------------------------
Contract Value                                                  $300,000
------------------------------------------------------------------------
ADB Gain                                                        $200,000
------------------------------------------------------------------------
Additional Death Benefit                                        $ 45,000
Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums
  >($45,000)
------------------------------------------------------------------------

         * Assuming the contract value is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE ADDITIONAL DEATH BENEFIT, SEE "ADDITIONAL DEATH BENEFIT."

APPENDIX F - EXAMPLE OF GMIB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE GUARANTEED MINIMUM INCOME BENEFIT (GMIB). NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. THE EXAMPLE ASSUMES NO INVESTMENT IN RESTRICTED SUBACCOUNTS, NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.



FACTS: Assume that a male, age 60 purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract on June 1, 2005 with the GMIB, and makes an initial premium payment of $100,000. The following chart shows the GMIB guaranteed minimum payout amounts if he were to exercise the GMIB Rider on the contract anniversaries shown and chooses the Life with Payments Guaranteed for 10 Years annuity option:



---------------------------------------------------------------------------------
                                                                  ANNUAL GMIB
CONTRACT ANNIVERSARY*                          GMIB BASE          PAYMENTS**
---------------------------------------------------------------------------------
(5(th)) June 1, 2010                           $127,628       GMIB NOT AVAILABLE
                                                                 FOR EXERCISE
---------------------------------------------------------------------------------
(10(th)) June 1, 2015                          $162,889             $10,184
---------------------------------------------------------------------------------
(15(th)) June 1, 2020                          $207,893             $14,868
---------------------------------------------------------------------------------
(20(th)) June 1, 2025                          $265,330             $21,715
---------------------------------------------------------------------------------
(25(th)) June 1, 2030***                       $265,330             $24,516
---------------------------------------------------------------------------------
(30(th)) June 1, 2035                               n/a         GMIB TERMINATED
---------------------------------------------------------------------------------


  * The Contract may also be annuitized under the terms and conditions of the GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.

 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.


*** If the Contract were not annuitized during the 30 day period following this contract anniversary, the GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.


FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB RIDER, SEE "GUARANTEED MINIMUM INCOME BENEFIT."

----------------------------------------------------

MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A (THE "SEPARATE ACCOUNT")
  FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
  VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
  issued by
  MERRILL LYNCH LIFE INSURANCE COMPANY
  HOME OFFICE: 425 West Capital Avenue                                   STATEMENT OF
  Suite 1800                                                        ADDITIONAL INFORMATION
  Little Rock, Arkansas                                                   MAY 1, 2005
  SERVICE CENTER: P.O. Box 44222                                 MERRILL LYNCH INVESTOR CHOICE
  Jacksonville, Florida 32231-4222                               ANNUITY(SM) (INVESTOR SERIES)
  4804 Deer Lake Drive East
  Jacksonville, Florida 32246
  PHONE: (800) 535-5549
  offered through
  MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
----------------------------------------------------


This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") on a nonqualified basis. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2005, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OTHER INFORMATION...........................................    2
  Selling the Contract......................................    2
  Financial Statements......................................    2
  Administrative Services Arrangements......................    2
CALCULATION OF YIELDS AND TOTAL RETURNS.....................    2
  Money Market Yield........................................    2
  Other Subaccount Yields...................................    3
  Total Returns.............................................    4
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.


For the years ended December 31, 2004, 2003, and 2002, Distributor did not receive any commissions in connection with the sale of the Contracts.


                              FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

                      ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG"), pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and the Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2004, 2003, and 2002, no administrative services fees were paid in connection with the sale of the Contracts.


CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               MONEY MARKET YIELD


From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the Mercury Domestic Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.


Merrill Lynch Life also may quote the effective yield of the Mercury Domestic Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yields for the Mercury Domestic Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the Mercury Domestic Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the Mercury Domestic Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


                            OTHER SUBACCOUNT YIELDS


From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the Mercury Domestic Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by
(2) the maximum offering price per unit on
the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then
(4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60%
for the L Class; and 1.55% to 1.80% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of contract value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI        =   net investment income of the Fund for the 30-day or
              one-month period attributable to the subaccount's units.
ES        =   expenses of the subaccount for the 30-day or one-month
              period.
U         =   the average number of units outstanding.
UV        =   the unit value at the close of the last day in the 30-day or one-month.

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the "free withdrawal amount" each year.

                                 TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. Total returns do not reflect any rider charges nor bonus amounts if applicable.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
Mercury Basic Value V.I. Fund (Class I)               July 1, 1993          July 1, 1993
Mercury Core Bond V.I. Fund (Class I)                 April 29, 1982        February 21, 1992
Mercury Domestic Money Market V.I. Fund (Class I)     February 21, 1992     February 21, 1992
Mercury Fundamental Growth V.I. Fund (Class I)        April 3, 2000         April 3, 2000
Mercury Global Allocation V.I. Fund (Class I)         February 21, 1992     February 21, 1992
Mercury Government Bond V.I. Fund (Class I)           May 16, 1994          May 16, 1994
Mercury High Current Income V.I. Fund (Class I)       April 29, 1982        February 21, 1992
Mercury Index 500 V.I. Fund (Class I)                 December 13, 1996     December 18, 1996
Mercury International Value V.I. Fund (Class I)       June 10, 1998         June 10, 1998
Mercury Large Cap Core V.I. Fund (Class I)            April 29, 1982        February 21, 1992
Mercury Large Cap Growth V.I. Fund (Class I)          April 30, 1999        June 18, 1999
Mercury Large Cap Value V.I. Fund (Class I)           April 23, 2001        May 1, 2001
Mercury Value Opportunities V.I. Fund (Class I)       April 29, 1982        February 21, 1992
Mercury Low Duration Portfolio                        December 30, 2004     March 4, 2005
Mercury Global SmallCap Portfolio                     December 30, 2004     March 4, 2005
Mercury International Index Portfolio                 December 30, 2004     March 4, 2005
Mercury Small Cap Index Portfolio                     December 30, 2004     March 4, 2005
Mercury Equity Dividend Portfolio                     December 30, 2004     March 4, 2005
Mercury Mid Cap Value Opportunities Portfolio         December 30, 2004     March 4, 2005
MLIG Roszel/Delaware Trend Portfolio                  May 1, 2003           May 1, 2003
MLIG Roszel/JP Morgan Small Cap Growth Portfolio      July 1, 2002          July 1, 2002
MLIG Roszel/Lord Abbett Affiliated Portfolio          May 1, 2003           May 1, 2003
MLIG Roszel/Lord Abbett Bond Debenture Portfolio      July 1, 2002          July 1, 2002
MLIG Roszel/Lord Abbett Mid-Cap Value Portfolio       July 1, 2002          July 1, 2002
MLIG Roszel/Allianz CCM Capital Appreciation          May 1, 2003           May 1, 2003
  Portfolio
MLIG Roszel/Allianz NFJ Small Cap Value Portfolio     July 1, 2002          July 1, 2002
MLIG Roszel/Seligman Mid-Cap Growth Portfolio         July 1, 2002          July 1, 2002
AIM V.I. Basic Value Fund (Series I)                  September 10, 2001    March 4, 2005
AIM V.I. Mid Cap Core Equity Fund (Series I)          September 10, 2001    March 4, 2005
AllianceBernstein Small/Mid Cap Value Portfolio       May 2, 2001           March 4, 2005
  (Class A)
AllianceBernstein Value Portfolio (Class A)           July 22, 2002         March 4, 2005
American Century VP Ultra(R) Fund (Class I)           May 1, 2001           May 1, 2004
American Fund Asset Allocation Fund (Class 2)******   August 1, 1989        March 4, 2005
American Fund Bond Fund (Class 2)******               January 2, 1996       March 4, 2005
American Fund Growth Fund (Class 2)******             February 8, 1984      March 4, 2005
American Fund Growth-Income Fund (Class 2)******      February 8, 1984      March 4, 2005
American Fund International Fund (Class 2)******      May 1, 1990           March 4, 2005
Cohen & Steers VIF Realty Fund, Inc.                  March 4, 2005         March 4, 2005
Davis Value Portfolio                                 July 1, 1999          April 3, 2000
Dreyfus VIF Appreciation Portfolio (Service           December 31, 2000     March 4, 2005
  Class)*******
Eaton Vance VT Floating-Rate Income Fund              May 2, 2001           March 4, 2005
Federated Capital Appreciation Fund II (Primary       June 19, 2000         May 1, 2004
  Class)
Federated Kaufmann Fund II (Primary Class)            April 30, 2002        May 1, 2004
Templeton Foreign Securities Fund (Class 2)*          May 1, 1992           March 4, 2005
Templeton Growth Securities Fund (Class 2)**          March 15, 1994        March 4, 2005
Oppenheimer Capital Appreciation Fund/VA (Service     September 18, 2001    March 4, 2005
  Class)
Oppenheimer Main Street Fund(R)/VA (Service Class)    July 13, 2000         March 4, 2005
Oppenheimer Main Street Small Cap Fund(R)/VA          July 16, 2001         March 4, 2005
  (Service Class)
Pioneer Fund VCT Portfolio (Series II)***             February 13, 1928     March 4, 2005

                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
Pioneer High Yield VCT Portfolio (Series II)****      February 12, 1998     March 4, 2005
Pioneer Small Cap Value VCT Portfolio (Series         February 28, 1997     March 4, 2005
  II)*****
PIMCO CommodityRealReturn Strategy Portfolio          June 30, 2004         March 4, 2005
  (Administrative Class)
PIMCO Real Return Portfolio (Administrative Class)    September 30, 1999    March 4, 2005
PIMCO Total Return Portfolio (Administrative Class)   December 31, 1997     April 3, 2000
Premier VIT OpCap Renaissance Portfolio               July 10, 2002         May 1, 2004
Van Kampen LIT Comstock Portfolio (Class I)           April 30, 1999        May 1, 2004
Wanger U.S. Smaller Companies                         May 3, 1995           March 4, 2005


---------------

        * Because Class 2 shares were first available on May 1, 1997, performance shown for periods prior to that date represents the historical results of Class 1 shares. For periods beginning on May 1, 1997 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

       ** Because Class 2 shares were first available on January 6, 1999, performance shown for periods prior to that date represents historical results of Class 1 shares. For periods beginning January 6, 1999, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

      *** Because Class II shares were first available on October 31, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

    **** Because Class II shares were first available on May 1, 2000, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

   ***** Because Class II shares were first available on November 8, 2001, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

  ****** Because Class 2 shares were first available on April 30, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class 2.


 ******* Because Service shares were first available on December 31, 2000, performance is based on the performance of Initial shares prior to that date. The historical performance of the Fund's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower.


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. Total returns do not reflect any rider charges. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR        =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
              contract fee).
ERV       =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P         =   a hypothetical initial payment of $1,000.
N         =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the contract value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the contract value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Merrill Lynch Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of Merrill "Lynch Life Variable Annuity Separate Account A, comprised of" the divisions investing in the Domestic Money Market V.I. "Fund, Core Bond V.I. Fund, High Current Income V.I. Fund," "Large Cap Core V.I. Fund, Value Opportunities V.I. Fund" "(formerly Small Cap Value V.I. Fund), American Balanced V.I." "Fund, Global Allocation V.I. Fund, Utilities and" "Telecommunications V.I. Fund, Basic Value V.I. Fund," "Government Bond V.I. Fund, Developing Capital Markets V.I." "Fund (liquidated following close of business on November 21," "2003), Index 500 V.I. Fund, Global Growth V.I. Fund, Focus" Twenty V.I. Fund (liquidated following close of business on "November 21, 2003), Large Cap Value V.I. Fund, Fundamental" "Growth V.I. Fund, International Value V.I. Fund (formerly" "Mercury International Value V.I. Fund), Large Cap Growth" V.I. Fund (formerly Merrill Lynch Large Cap Growth V.I. "Fund), AllianceBernstein Quasar Portfolio (formerly Quasar" "Portfolio, liquidated following close of business on" "November 21, 2003), AllianceBernstein Large Cap Growth"
Portfolio   (formerly   AllianceBernstein   Premier   Growth
"Portfolio), AllianceBernstein Growth and Income Portfolio" "(formerly Growth and Income Portfolio), AllianceBernstein" "Technology Portfolio (formerly Technology Portfolio), MFS" "Emerging Growth Series, MFS Research Series (liquidated"
"following  close  of  business on November  21,  2003),  MFS"
Investors  Trust  Series  (liquidated  following  close   of
"business on November 21, 2003), AIM V.I. Premier Equity" "Fund, AIM V.I. Capital Appreciation Fund, AIM V.I." "International Growth Fund, Davis Value Portfolio, Total" "Return Portfolio, Seligman Small-Cap Value Portfolio,"
Delaware VIP Trend Series (liquidated following close of "business on November 21, 2003), Emerging Growth Portfolio,"
"Comstock Portfolio (commenced operations May 1, 2004), VP" "International Fund, VP Ultra Fund (commenced operations May" "1, 2004), PEA Renaissance Portfolio (commenced operations" "May 1, 2004), Federated Kaufmann Fund II (commenced" "operations May 1, 2004), Federated Capital Appreciation Fund" "II (commenced operations May 1, 2004), Roszel / JP Morgan" "Small Cap Growth Portfolio, Roszel / Lord Abbett Bond" "Debenture Portfolio, Roszel / Lord Abbett Mid Cap Value" "Portfolio, Roszel / PIMCO Small Cap Value Portfolio, Roszel" "/ Seligman Mid Cap Growth Portfolio, Roszel / Delaware Trend" "Portfolio (commenced operations May 1, 2003), Roszel / Lord" "Abbett Affiliated Portfolio (commenced operations May 1," "2003), and Roszel / PIMCO CCM Capital Appreciation Portfolio" "(commenced operations May 1, 2003), (collectively, the" "Divisions), as of December 31, 2004, and the related" statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We  conducted our audits in accordance with the standards of
the   Public  Company  Accounting  Oversight  Board  (United
States).   Those standards require that we plan and  perform
the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The "Company is not required to have, nor were we engaged to" "perform, an audit of its internal control over financial"
reporting.     Our audit included consideration of  internal
control over financial reporting as a basis for designing "audit procedures that are appropriate in the circumstances," but not for the purpose of expressing an opinion on the
effectiveness  of  the  Divisions'  internal  control   over
"financial  reporting.   Accordingly,  we  express  no   such"
"opinion. An audit also includes examining, on a test basis," evidence supporting the amounts and disclosures in the "financial statements, assessing the accounting principles" "used and significant estimates made by management, as well" as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions "owned as of December 31, 2004, by correspondence with the"
custodian.   We believe that our audits provide a reasonable
basis for our opinion.

"In our opinion, the financial statements referred to above" "present fairly, in all material respects, the financial" "position of each of the Divisions as of December 31, 2004," the results of their operations and changes in their net "assets for each of the two years in the period then ended," in conformity with accounting principles generally accepted in the United States of America.





30-Mar-05

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund              V.I. Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):"
"    Domestic Money Market V.I. Fund, 274,600 shares"
"      (Cost $274,600)                                               $           274,600  $                    $"
"    Core Bond V.I. Fund, 44,794 shares"
"      (Cost $526,400)                                                                                551,412"
"    High Current Income V.I. Fund, 33,742 shares"
"      (Cost $281,585)                                                                                                     273,983"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           274,600  $           551,412  $           273,983"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           274,600  $           551,412  $           273,983"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large                Value               American
                                                                           Cap Core          Opportunities           Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Large Cap Core V.I. Fund, 16,019 shares"
"      (Cost $483,735)                                               $           470,647  $                    $"
"    Value Opportunities V.I. Fund, 16,548 shares"
"      (Cost $372,203)                                                                                433,061"
"    American Balanced V.I. Fund, 5,997 shares"
"      (Cost $74,042)                                                                                                       71,662"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           470,647  $           433,061  $            71,662"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           470,647  $           433,061  $            71,662"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global           Utilities and            Basic
                                                                          Allocation      Telecommunications          Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Global Allocation V.I. Fund, 42,665 shares"
"      (Cost $514,259)                                               $           535,445  $                    $"
"    Utilities and Telecommunications V.I. Fund, 4,113 shares"
"      (Cost $39,769)                                                                                  37,144"
"    Basic Value V.I. Fund, 57,848 shares"
"      (Cost $785,046)                                                                                                     908,209"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           535,445  $            37,144  $           908,209"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           535,445  $            37,144  $           908,209"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government             Index                Global
                                                                             Bond                 500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Government Bond V.I. Fund, 27,499 shares"
"      (Cost $295,681)                                               $           292,867  $                    $"
"    Index 500 V.I. Fund, 19,575 shares"
"      (Cost $309,539)                                                                                300,475"
"    Global Growth V.I. Fund, 8,461 shares"
"      (Cost $96,892)                                                                                                       81,733"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           292,867  $           300,475  $            81,733"

                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           292,867  $           300,475  $            81,733"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental         International
                                                                            Value                Growth               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Large Cap Value V.I. Fund, 8,526 shares"
"      (Cost $89,444)                                                $           113,911  $                    $"
"    Fundamental Growth V.I. Fund, 23,673 shares"
"      (Cost $152,828)                                                                                175,178"
"    International Value V.I. Fund, 22,365 shares"
"      (Cost $242,420)                                                                                                     305,732"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           113,911  $           175,178  $           305,732"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           113,911  $           175,178  $           305,732"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                           Large
                                                                             Cap           AllianceBernstein    AllianceBernstein
                                                                            Growth             Large Cap            Growth and
                                                                             V.I.                Growth               Income
                                                                            Fund               Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in Merrill Lynch Variable Series Funds, Inc. (cont'd) (Note 1):"
"    Large Cap Growth V.I. Fund, 14,767 shares"
"      (Cost $137,350)                                               $           147,077  $                    $"

"  Investments in AllianceBernstein Variable Products Series Fund, Inc. (Note 1):"
"    AllianceBernstein Large Cap Growth Portfolio, 10,921 shares"
"      (Cost $371,799)                                                                                255,979"
"    AllianceBernstein Growth and Income Portfolio, 1,581 shares"
"      (Cost $29,919)                                                                                                       38,066"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           147,077  $           255,979  $            38,066"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           147,077  $           255,979  $            38,066"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS                AIM V.I.
                                                                      AllianceBernstein         Emerging             Premier
                                                                          Technology             Growth               Equity
                                                                          Portfolio              Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
"  Investments in AllianceBernstein Variable Products Series Fund, Inc. (cont'd) (Note 1):"
"    AllianceBernstein Technology Portfolio, 357 shares"
"      (Cost $4,991)                                                 $             5,456  $                    $"

  Investments in MFS Variable Insurance Trust (Note 1):
"    MFS Emerging Growth Series, 7,701shares"
"      (Cost $229,810)                                                                                134,915"

  Investments in AIM Variable Insurance Funds (Note 1):
"    AIM V.I. Premier Equity Fund, 7,549 shares"
"      (Cost $215,380)                                                                                                     160,804"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $             5,456  $           134,915  $           160,804"

                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $             5,456  $           134,915  $           160,804"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Growth               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in AIM Variable Insurance Funds (cont'd) (Note 1):
"    AIM V.I. Capital Appreciation Fund, 4,404 shares"
"      (Cost $129,391)                                               $            99,923  $                    $"
"    AIM V.I. International Growth Fund, 1,002 shares"
"      (Cost $15,053)                                                                                  19,809"

"  Investment in Davis Variable Account Fund, Inc. (Note 1):"
"    Davis Value Portfolio, 21,212 shares"
"      (Cost $214,795)                                                                                                     249,877"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $            99,923  $            19,809  $           249,877"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $            99,923  $            19,809  $           249,877"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Total                 PEA               Small-Cap
                                                                            Return            Renaissance             Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in PIMCO Variable Insurance Trust (Note 1):
"    Total Return Portfolio, 33,178 shares"
"      (Cost $344,010)                                               $           348,697  $                    $"

  Investment in PIMCO Advisors VIT  (Note 1):
"    PEA Renaissance Portfolio, 527 shares"
"      (Cost $7,488)                                                                                    8,034"

"  Investment in Seligman Portfolios, Inc. (Note 1):"
"    Seligman Small-Cap Value Portfolio, 1,608 shares"
"      (Cost $27,923)                                                                                                       31,196"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $           348,697  $             8,034  $            31,196"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $           348,697  $             8,034  $            31,196"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                           Emerging                                     VP
                                                                            Growth              Comstock          International
                                                                          Portfolio            Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investment in Van Kampen Life Investment Trust (Note 1):
"    Emerging Growth Portfolio, 565 shares"
"      (Cost $14,297)                                                $            14,701  $                    $"
"    Comstock Portfolio, 1,535 shares"
"      (Cost $19,991)                                                                                  21,077"

"  Investments in American Century Variable Portfolios, Inc.  (Note 1):"
"    VP International Fund, 7,910 shares"
"      (Cost $49,482)                                                                                                       58,142"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $            14,701  $            21,077  $            58,142"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $            14,701  $            21,077  $            58,142"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                    Federated
                                                                              VP               Federated             Capital
                                                                            Ultra               Kaufmann           Appreciation
                                                                             Fund               Fund II              Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in American Century Variable Portfolio (cont'd) (Note 1):
"    VP Ultra Fund, 207 shares"
"      (Cost $1,958)                                                 $             2,103  $                    $"

  Investments in Federated Insurance Series  (Note 1):
"    Federated Kaufmann Fund II, 536 shares"
"      (Cost $6,249)                                                                                    7,005"
"    Federated Capital Appreciation Fund II, 175 shares"
"      (Cost $953)                                                                                                           1,018"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $             2,103  $             7,005  $             1,018"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $             2,103  $             7,005  $             1,018"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (Note 1):
"    Roszel / JP Morgan Small Cap Growth Portfolio, 5,323 shares"
"      (Cost $50,854)                                                $            67,597  $                    $"
"    Roszel / Lord Abbett Bond Debenture Portfolio, 1,155 shares"
"      (Cost $13,168)                                                                                  13,555"
"    Roszel / Lord Abbett Mid Cap Value Portfolio, 10,959 shares"
"      (Cost $109,288)                                                                                                     145,538"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $            67,597  $            13,555  $           145,538"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $            67,597  $            13,555  $           145,538"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman            Roszel /
                                                                          Small Cap             Mid Cap              Delaware
                                                                            Value                Growth               Trend
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
"    Roszel / PIMCO Small Cap Value Portfolio, 6,196 shares"
"      (Cost $69,135)                                                $            86,369  $                    $"
"    Roszel / Seligman Mid Cap Growth Portfolio, 3,610 shares"
"      (Cost $40,492)                                                                                  46,463"
"    Roszel / Delaware Trend Portfolio, 5,074 shares"
"      (Cost $58,319)                                                                                                       69,104"
                                                                    -------------------- -------------------- --------------------
"    Total Assets                                                    $            86,369  $            46,463  $            69,104"
                                                                    ==================== ==================== ====================

Net Assets
"  Accumulation Units                                                $            86,369  $            46,463  $            69,104"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
"AS OF DECEMBER 31, 2004"

                                                                               Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                             Lord                PIMCO
                                                                            Abbett            CCM Capital
                                                                          Affiliated          Appreciation
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Assets
  Investments in MLIG Variable Insurance Trust (cont'd) (Note 1):
"    Roszel / Lord Abbett Affiliated Portfolio, 2,578 shares"
"      (Cost $29,987)                                                $            33,148  $"
"    Roszel / PIMCO CCM Capital Appreciation Portfolio, 11,533 shares"
"      (Cost $131,321)                                                                                152,812"
                                                                    -------------------- --------------------
"    Total Assets                                                    $            33,148  $           152,812"
                                                                    ==================== ====================

Net Assets
"  Accumulation Units                                                $            33,148  $           152,812"
                                                                    ==================== ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             2,873  $            20,404  $            21,621"
" Asset-Based Insurance Charges (Note 7)                                          (4,482)              (7,660)              (3,766)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (1,609)              12,744               17,855"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                                 0                3,032              (17,097)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                      0                1,451               26,422"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                      0                4,483                9,325"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       (1,609)              17,227               27,180"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                         264,216                1,635                1,077"
" Contract Owner Withdrawals                                                    (118,916)             (69,810)             (32,910)"
" Net Transfers In (Out) (Note 3)                                               (243,125)             (21,139)             (10,286)"
 Contract Charges (Note 7)                                                         (118)                (200)                (118)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (97,943)             (89,514)             (42,237)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         (99,552)             (72,287)             (15,057)"
"Net Assets, Beginning of Period                                                 374,152              623,699              289,040"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           274,600  $           551,412  $           273,983"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large                Value               American
                                                                           Cap Core          Opportunities           Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             3,790  $                 0  $             1,426"
" Asset-Based Insurance Charges (Note 7)                                          (6,022)              (5,865)                (997)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (2,232)              (5,865)                 429"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (12,783)              33,058               (4,240)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 78,664              (20,900)               8,808"
" Capital Gain Distributions (Note 2)                                                  0               48,110                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 65,881               60,268                4,568"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       63,649               54,403                4,997"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           3,467                1,928                    0"
" Contract Owner Withdrawals                                                     (55,660)             (55,491)              (9,295)"
" Net Transfers In (Out) (Note 3)                                                 13,695              (32,982)              (3,824)"
 Contract Charges (Note 7)                                                         (209)                (184)                 (27)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (38,707)             (86,729)             (13,146)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          24,942              (32,326)              (8,149)"
"Net Assets, Beginning of Period                                                 445,705              465,387               79,811"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           470,647  $           433,061  $            71,662"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Global            Utilities and            Basic
                                                                          Allocation      Telecommunications          Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $            15,523  $               896  $             9,613"
" Asset-Based Insurance Charges (Note 7)                                          (6,561)                (474)             (12,257)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                    8,962                  422               (2,644)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                            (1,350)              (7,780)               5,247"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 52,558               14,986               77,183"
" Capital Gain Distributions (Note 2)                                                  0                    0                1,349"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 51,208                7,206               83,779"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       60,170                7,628               81,135"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           4,349                    0                3,475"
" Contract Owner Withdrawals                                                     (59,162)              (4,519)            (107,246)"
" Net Transfers In (Out) (Note 3)                                                 88,124               (1,990)               1,479"
 Contract Charges (Note 7)                                                         (244)                 (12)                (350)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          33,067               (6,521)            (102,642)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          93,237                1,107              (21,507)"
"Net Assets, Beginning of Period                                                 442,208               36,037              929,716"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           535,445  $            37,144  $           908,209"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government             Index                Global
                                                                             Bond                 500                 Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             9,429  $             4,904  $             1,213"
" Asset-Based Insurance Charges (Note 7)                                          (4,497)              (4,326)              (1,049)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                    4,932                  578                  164"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                              (676)              11,428              (10,494)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  2,591               13,625               20,254"
" Capital Gain Distributions (Note 2)                                              1,877                    0                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  3,792               25,053                9,760"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        8,724               25,631                9,924"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                             750                3,112                  234"
" Contract Owner Withdrawals                                                     (45,697)             (35,410)              (8,385)"
" Net Transfers In (Out) (Note 3)                                                (47,826)             (35,884)                 416"
 Contract Charges (Note 7)                                                         (113)                (176)                 (35)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (92,886)             (68,358)              (7,770)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         (84,162)             (42,727)               2,154"
"Net Assets, Beginning of Period                                                 377,029              343,202               79,579"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           292,867  $           300,475  $            81,733"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Large Cap           Fundamental         International
                                                                            Value                Growth               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $               869  $             1,283  $             6,702"
" Asset-Based Insurance Charges (Note 7)                                          (1,320)              (2,437)              (3,705)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                     (451)              (1,154)               2,997"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             1,727                1,122                3,821"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  9,484                8,658               45,831"
" Capital Gain Distributions (Note 2)                                              6,830                    0                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 18,041                9,780               49,652"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       17,590                8,626               52,649"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           1,329                1,559                1,247"
" Contract Owner Withdrawals                                                     (10,913)             (18,725)             (29,564)"
" Net Transfers In (Out) (Note 3)                                                 18,318                9,750               16,424"
 Contract Charges (Note 7)                                                          (62)                 (88)                (114)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           8,672               (7,504)             (12,007)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                 (704)                   0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          26,262                  418               40,642"
"Net Assets, Beginning of Period                                                  87,649              174,760              265,090"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           113,911  $           175,178  $           305,732"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                            Large
                                                                             Cap           AllianceBernstein    AllianceBernstein
                                                                            Growth             Large Cap            Growth and
                                                                             V.I.                Growth               Income
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               332  $                 0  $               403
" Asset-Based Insurance Charges (Note 7)                                          (1,590)              (4,083)                (666)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (1,258)              (4,083)                (263)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                               288              (73,641)                 336"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  7,621               95,439                3,586"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  7,909               21,798                3,922"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        6,651               17,715                3,659"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           1,337                1,925                  156"
" Contract Owner Withdrawals                                                     (11,956)             (31,499)              (8,594)"
" Net Transfers In (Out) (Note 3)                                                 95,693             (146,213)              (2,326)"
 Contract Charges (Note 7)                                                          (83)                (152)                  (4)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          84,991             (175,939)             (10,768)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                           (4,923)                   0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          86,719             (158,224)              (7,109)"
"Net Assets, Beginning of Period                                                  60,358              414,203               45,175"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           147,077  $           255,979  $            38,066"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS               AIM V.I.
                                                                      AllianceBernstein         Emerging             Premier
                                                                          Technology             Growth               Equity
                                                                          Portfolio              Series                Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               734
" Asset-Based Insurance Charges (Note 7)                                             (73)              (1,881)              (2,412)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                      (73)              (1,881)              (1,678)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                               466              (13,433)             (19,585)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                   (237)              29,538               27,516"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                    229               16,105                7,931"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                          156               14,224                6,253"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              45                  901                  771
" Contract Owner Withdrawals                                                        (444)             (14,236)             (19,627)"
" Net Transfers In (Out) (Note 3)                                                    232              (11,869)             (27,018)"
 Contract Charges (Note 7)                                                          (10)                 (76)                 (84)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                            (177)             (25,280)             (45,958)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                             (21)             (11,056)             (39,705)"
"Net Assets, Beginning of Period                                                   5,477              145,971              200,509"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $             5,456  $           134,915  $           160,804"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.             AIM V.I.
                                                                           Capital           International            Davis
                                                                         Appreciation            Growth               Value
                                                                             Fund                 Fund              Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $                 0  $               117  $             2,035"
" Asset-Based Insurance Charges (Note 7)                                          (1,307)                (292)              (3,232)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (1,307)                (175)              (1,197)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (10,089)                 910                2,671"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 16,019                2,973               21,267"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  5,930                3,883               23,938"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        4,623                3,708               22,741"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                             484                  122                2,385"
" Contract Owner Withdrawals                                                     (11,056)              (2,540)             (24,223)"
" Net Transfers In (Out) (Note 3)                                                 23,256                  240               80,937"
 Contract Charges (Note 7)                                                          (50)                  (2)                 (99)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          12,634               (2,180)              59,000"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          17,257                1,528               81,741"
"Net Assets, Beginning of Period                                                  82,666               18,281              168,136"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            99,923  $            19,809  $           249,877"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                     Seligman
                                                                            Total                 PEA               Small-Cap
                                                                            Return            Renaissance             Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             6,751  $                 0  $                 0"
" Asset-Based Insurance Charges (Note 7)                                          (5,223)                (138)                (651)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                    1,528                 (138)                (651)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             1,543                  339                8,657"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  2,683                  546               (3,915)"
" Capital Gain Distributions (Note 2)                                              5,417                  715                   51"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  9,643                1,600                4,793"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       11,171                1,462                4,142"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           3,220                  148                  347"
" Contract Owner Withdrawals                                                     (47,205)              (1,164)              (6,408)"
" Net Transfers In (Out) (Note 3)                                                 68,430                7,592                1,169"
 Contract Charges (Note 7)                                                         (145)                  (4)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          24,300                6,572               (4,895)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          35,471                8,034                 (753)"
"Net Assets, Beginning of Period                                                 313,226                    0               31,949"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           348,697  $             8,034  $            31,196"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================


                                                                           Emerging                                     VP
                                                                            Growth              Comstock          International
                                                                          Portfolio            Portfolio               Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               244
 Asset-Based Insurance Charges (Note 7)                                            (252)                 (67)                (677)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (252)                 (67)                (433)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (700)                  81                   12
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  1,659                1,087                6,891"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                    959                1,168                6,903"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                          707                1,101                6,470"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              71                  243                  233
" Contract Owner Withdrawals                                                      (1,718)                (424)              (4,737)"
" Net Transfers In (Out) (Note 3)                                                 (1,903)              20,163               14,068"
 Contract Charges (Note 7)                                                           (2)                  (6)                 (33)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (3,552)              19,976                9,531"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          (2,845)              21,077               16,001"
"Net Assets, Beginning of Period                                                  17,546                    0               42,141"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            14,701  $            21,077  $            58,142"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                                    Federated
                                                                              VP               Federated             Capital
                                                                            Ultra               Kaufmann           Appreciation
                                                                             Fund               Fund II              Fund II
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                             (23)                 (31)                  (5)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                      (23)                 (31)                  (5)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (164)                   4                    1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                    145                  756                   65
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
  Net Gain (Loss) on Investments                                                    (19)                 760                   66
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                          (42)                 729                   61
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              19                  167                    8
 Contract Owner Withdrawals                                                        (203)                 (81)                 (26)
" Net Transfers In (Out) (Note 3)                                                  2,330                6,194                  977"
 Contract Charges (Note 7)                                                           (1)                  (4)                  (2)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           2,145                6,276                  957"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                           2,103                7,005                1,018"
"Net Assets, Beginning of Period                                                       0                    0                    0"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $             2,103  $             7,005  $             1,018"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                          JP Morgan           Lord Abbett          Lord Abbett
                                                                          Small Cap               Bond               Mid Cap
                                                                            Growth             Debenture              Value
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $               670  $               741
" Asset-Based Insurance Charges (Note 7)                                            (892)                (215)              (1,750)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                     (892)                 455               (1,009)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,178                  348                7,793"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  3,529                  (63)              15,402"
" Capital Gain Distributions (Note 2)                                                  0                   82                4,754"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  5,707                  367               27,949"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        4,815                  822               26,940"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             268                   99                  985
" Contract Owner Withdrawals                                                      (7,189)              (1,422)             (13,064)"
" Net Transfers In (Out) (Note 3)                                                  1,981               (1,429)               4,672"
 Contract Charges (Note 7)                                                          (39)                  (2)                 (86)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (4,979)              (2,754)              (7,493)"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                            (164)              (1,932)              19,447"
"Net Assets, Beginning of Period                                                  67,761               15,487              126,091"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            67,597  $            13,555  $           145,538"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /
                                                                            PIMCO               Seligman            Roszel /
                                                                          Small Cap             Mid Cap              Delaware
                                                                            Value                Growth               Trend
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (860)                (560)                (890)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (860)                (560)                (890)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,540                  795                1,300"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 11,130                  856                4,626"
" Capital Gain Distributions (Note 2)                                                590                1,427                  967"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 14,260                3,078                6,893"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       13,400                2,518                6,003"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             659                  366                  168
" Contract Owner Withdrawals                                                      (6,487)              (3,894)              (6,086)"
" Net Transfers In (Out) (Note 3)                                                 21,892               16,520                9,714"
 Contract Charges (Note 7)                                                          (38)                 (35)                 (27)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          16,026               12,957                3,769"
                                                                    -------------------- -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          29,426               15,475                9,772"
"Net Assets, Beginning of Period                                                  56,943               30,988               59,332"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            86,369  $            46,463  $            69,104"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2004"

                                                                             Divisions Investing In
                                                                    =========================================
                                                                          Roszel /             Roszel /
                                                                             Lord                PIMCO
                                                                            Abbett            CCM Capital
                                                                          Affiliated          Appreciation
                                                                          Portfolio            Portfolio
                                                                    ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               105  $                 0
" Asset-Based Insurance Charges (Note 7)                                            (432)              (1,994)"
                                                                    -------------------- --------------------
"  Net Investment Income (Loss)                                                     (327)              (1,994)"
                                                                    -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,535                3,891"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                   (252)              12,388"
" Capital Gain Distributions (Note 2)                                              1,112                1,060"
                                                                    -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  3,395               17,339"
                                                                    -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        3,068               15,345"
                                                                    -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             458                  160
" Contract Owner Withdrawals                                                      (2,554)             (16,832)"
" Net Transfers In (Out) (Note 3)                                                     71               14,662"
 Contract Charges (Note 7)                                                          (19)                 (72)
                                                                    -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (2,044)              (2,082)"
                                                                    -------------------- --------------------

  Decrease in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0"
                                                                    -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                           1,024               13,263"
"Net Assets, Beginning of Period                                                  32,124              139,549"
                                                                    -------------------- --------------------
"Net Assets, End of Period                                           $            33,148  $           152,812"
                                                                    ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Domestic               Core                 High
                                                                            Money                 Bond               Current
                                                                            Market                V.I.                Income
                                                                          V.I. Fund               Fund               V.I Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             3,272  $            23,739  $            22,809"
" Asset-Based Insurance Charges (Note 7)                                          (6,224)              (8,489)              (3,566)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (2,952)              15,250               19,243"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                                 0                1,432              (14,745)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                      0                3,105               56,802"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                      0                4,537               42,057"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       (2,952)              19,787               61,300"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                         317,623                2,031                1,595"
" Contract Owner Withdrawals                                                    (143,780)             (64,941)             (26,978)"
" Net Transfers In (Out) (Note 3)                                               (281,228)              61,312               17,355"
 Contract Charges (Note 7)                                                         (143)                (189)                (109)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                        (107,528)              (1,787)              (8,137)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                        (110,480)              18,000               53,163"
"Net Assets, Beginning of Period                                                 484,632              605,699              235,877"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           374,152  $           623,699  $           289,040"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Large                Value               American
                                                                           Cap Core          Opportunities           Balanced
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $             1,570  $             1,501  $             1,684"
" Asset-Based Insurance Charges (Note 7)                                          (5,309)              (5,327)              (1,046)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (3,739)              (3,826)                 638"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (20,032)              (4,125)              (6,625)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                128,166              144,016               20,075"
" Capital Gain Distributions (Note 2)                                                  0                1,888                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                108,134              141,779               13,450"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                      104,395              137,953               14,088"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           1,997                2,028                    0"
" Contract Owner Withdrawals                                                     (38,981)             (39,198)              (9,315)"
" Net Transfers In (Out) (Note 3)                                                  4,403               (3,304)              (4,365)"
 Contract Charges (Note 7)                                                         (180)                (163)                 (34)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (32,761)             (40,637)             (13,714)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          71,634               97,316                  374"
"Net Assets, Beginning of Period                                                 374,071              368,071               79,437"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           445,705  $           465,387  $            79,811"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Global            Utilities and            Basic
                                                                          Allocation       Telecommunications         Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $            11,704  $             1,032  $             9,306"
" Asset-Based Insurance Charges (Note 7)                                          (4,706)                (466)             (10,870)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                    6,998                  566               (1,564)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                            (7,753)              (8,231)             (12,617)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                103,114               13,520              239,009"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 95,361                5,289              226,392"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                      102,359                5,855              224,828"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           2,778                    0                3,308"
" Contract Owner Withdrawals                                                     (33,870)              (4,078)             (75,467)"
" Net Transfers In (Out) (Note 3)                                                 61,551               (1,956)              17,227"
 Contract Charges (Note 7)                                                         (167)                 (15)                (307)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          30,292               (6,049)             (55,239)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         132,651                 (194)             169,589"
"Net Assets, Beginning of Period                                                 309,557               36,231              760,127"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           442,208  $            36,037  $           929,716"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          Government           Developing             Index
                                                                             Bond           Capital Markets            500
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $            17,414  $               346  $             4,141"
" Asset-Based Insurance Charges (Note 7)                                          (6,672)                (207)              (4,125)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   10,742                  139                   16"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,359               (1,215)              (7,014)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                (20,222)               6,810               81,399"
" Capital Gain Distributions (Note 2)                                             11,188                    0                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 (6,675)               5,595               74,385"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        4,067                5,734               74,401"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           2,330                    0                2,901"
" Contract Owner Withdrawals                                                     (58,588)              (1,342)             (23,192)"
" Net Transfers In (Out) (Note 3)                                               (107,346)             (21,002)              46,737"
 Contract Charges (Note 7)                                                         (135)                  (9)                (138)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                        (163,739)             (22,353)              26,308"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                        (159,672)             (16,619)             100,709"
"Net Assets, Beginning of Period                                                 536,701               16,619              242,493"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           377,029  $                 0  $           343,202"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                            Global               Focus              Large Cap
                                                                            Growth               Twenty               Value
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               717  $                 0  $               373
 Asset-Based Insurance Charges (Note 7)                                            (924)                 (49)                (936)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (207)                 (49)                (563)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (14,357)              (3,764)                 (34)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 34,087                4,846               21,253"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 19,730                1,082               21,219"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       19,523                1,033               20,656"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             175                   29                  403
" Contract Owner Withdrawals                                                      (5,881)                (195)              (5,807)"
" Net Transfers In (Out) (Note 3)                                                 (2,609)              (4,786)              14,711"
 Contract Charges (Note 7)                                                          (33)                  (3)                 (33)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (8,348)              (4,955)               9,274"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                 (141)                   0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          11,175               (4,063)              29,930"
"Net Assets, Beginning of Period                                                  68,404                4,063               57,719"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            79,579  $                 0  $            87,649"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                                                      Large
                                                                         Fundamental         International             Cap
                                                                            Growth               Value                Growth
                                                                             V.I.                 V.I.                 V.I.
                                                                             Fund                 Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $               195  $             7,316  $                 0"
" Asset-Based Insurance Charges (Note 7)                                          (2,244)              (2,871)                (484)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (2,049)               4,445                 (484)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (19,186)              (9,345)              (3,037)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 54,844               79,658               14,121"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 35,658               70,313               11,084"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       33,609               74,758               10,600"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                           1,251                  528                1,001"
" Contract Owner Withdrawals                                                     (14,436)             (20,291)              (2,348)"
" Net Transfers In (Out) (Note 3)                                                (24,267)              10,927               20,028"
 Contract Charges (Note 7)                                                          (52)                 (87)                 (24)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (37,504)              (8,923)              18,657"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                              154                    0                1,392"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          (3,741)              65,835               30,649"
"Net Assets, Beginning of Period                                                 178,501              199,255               29,709"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           174,760  $           265,090  $            60,358"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                           AllianceBernstein    AllianceBernstein
                                                                      AllianceBernstein        Large Cap            Growth and
                                                                            Quasar               Growth               Income
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               452
" Asset-Based Insurance Charges (Note 7)                                            (345)              (5,412)                (680)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                     (345)              (5,412)                (228)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                           (20,827)             (29,001)              (2,241)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 29,681              112,901               13,588"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  8,854               83,900               11,347"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        8,509               78,488               11,119"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                              59                1,754                  187"
" Contract Owner Withdrawals                                                      (2,184)             (33,475)              (5,670)"
" Net Transfers In (Out) (Note 3)                                                (46,545)             (25,781)              (4,141)"
 Contract Charges (Note 7)                                                          (12)                (206)                  (3)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (48,682)             (57,708)              (9,627)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         (40,173)              20,780                1,492"
"Net Assets, Beginning of Period                                                  40,173              393,423               43,683"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $                 0  $           414,203  $            45,175"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                                                  MFS
                                                                      AllianceBernstein         Emerging               MFS
                                                                          Technology             Growth              Research
                                                                          Portfolio              Series               Series
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $               881
" Asset-Based Insurance Charges (Note 7)                                             (46)              (1,881)              (1,352)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                      (46)              (1,881)                (471)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                              (469)             (10,236)            (103,263)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  1,611               46,263              118,949"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  1,142               36,027               15,686"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        1,096               34,146               15,215"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                             125                1,040                  304"
" Contract Owner Withdrawals                                                        (357)             (11,537)              (9,625)"
" Net Transfers In (Out) (Note 3)                                                  2,701               (9,296)            (139,269)"
 Contract Charges (Note 7)                                                           (2)                 (79)                 (56)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           2,467              (19,872)            (148,646)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                           3,563               14,274             (133,431)"
"Net Assets, Beginning of Period                                                   1,914              131,697              133,431"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $             5,477  $           145,971  $                 0"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                             MFS               AIM V.I.             AIM V.I.
                                                                          Investors             Premier              Capital
                                                                            Trust                Equity            Appreciation
                                                                            Series                Fund                 Fund
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                75  $               559  $                 0
" Asset-Based Insurance Charges (Note 7)                                            (132)              (2,638)              (1,031)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                      (57)              (2,079)              (1,031)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                            (2,022)             (20,683)              (4,420)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  3,236               63,115               24,254"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  1,214               42,432               19,834"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        1,157               40,353               18,803"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              10                  934                  435
" Contract Owner Withdrawals                                                      (1,924)             (15,300)              (6,221)"
" Net Transfers In (Out) (Note 3)                                                (10,854)             (22,565)              (5,436)"
 Contract Charges (Note 7)                                                           (1)                (103)                 (42)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (12,769)             (37,034)             (11,264)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                         (11,612)               3,319                7,539"
"Net Assets, Beginning of Period                                                  11,612              197,190               75,127"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $                 0  $           200,509  $            82,666"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                          AIM V.I.
                                                                        International            Davis                Total
                                                                            Growth               Value                Return
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
" Ordinary Dividends (Note 2)                                        $                89  $               986  $             7,656"
" Asset-Based Insurance Charges (Note 7)                                            (268)              (1,730)              (3,962)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                     (179)                (744)               3,694"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,881               (2,036)               3,270"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  1,598               33,993               (1,018)"
" Capital Gain Distributions (Note 2)                                                  0                    0                2,121"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  4,479               31,957                4,373"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        4,300               31,213                8,067"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
" Premiums Received from Contract Owners                                             110                1,044                2,474"
" Contract Owner Withdrawals                                                      (2,213)              (9,355)             (34,415)"
" Net Transfers In (Out) (Note 3)                                                    (45)              39,895              123,500"
 Contract Charges (Note 7)                                                           (2)                 (43)                 (76)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          (2,150)              31,541               91,483"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                           2,150               62,754               99,550"
"Net Assets, Beginning of Period                                                  16,131              105,382              213,676"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            18,281  $           168,136  $           313,226"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================

                                                                           Seligman             Delaware
                                                                          Small-Cap               VIP                Emerging
                                                                            Value                Trend                Growth
                                                                          Portfolio              Series             Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (583)                (145)                (268)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (583)                (145)                (268)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             2,481                  187               (2,328)"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 11,849                2,420                6,368"
 Capital Gain Distributions (Note 2)                                                274                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 14,604                2,607                4,040"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       14,021                2,462                3,772"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             330                   24                  144
" Contract Owner Withdrawals                                                      (8,129)                (922)              (2,586)"
" Net Transfers In (Out) (Note 3)                                                (10,126)             (14,753)                (698)"
 Contract Charges (Note 7)                                                           (3)                   0                   (1)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                         (17,928)             (15,651)              (3,141)"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          (3,907)             (13,189)                 631"
"Net Assets, Beginning of Period                                                  35,856               13,189               16,915"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            31,949  $                 0  $            17,546"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                                               JP Morgan           Lord Abbett
                                                                              VP               Small Cap               Bond
                                                                        International            Growth             Debenture
                                                                             Fund              Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               243  $                 0  $               336
 Asset-Based Insurance Charges (Note 7)                                            (454)                (674)                 (93)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (211)                (674)                 243
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              (919)                 171                  128
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  8,480               16,189                  423"
 Capital Gain Distributions (Note 2)                                                  0                    0                    7
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  7,561               16,360                  558"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        7,350               15,686                  801"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             108                  164                  149
" Contract Owner Withdrawals                                                      (2,590)              (4,268)                (479)"
" Net Transfers In (Out) (Note 3)                                                  5,196               16,034               13,567"
 Contract Charges (Note 7)                                                          (16)                 (17)                   0
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           2,698               11,913               13,237"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                 (850)                (106)"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          10,048               26,749               13,932"
"Net Assets, Beginning of Period                                                  32,093               41,012                1,555"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            42,141  $            67,761  $            15,487"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                          Roszel /             Roszel /             Roszel /
                                                                         Lord Abbett             PIMCO               Seligman
                                                                           Mid Cap             Small Cap             Mid Cap
                                                                            Value                Value                Growth
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $               350  $               821  $                 0
" Asset-Based Insurance Charges (Note 7)                                          (1,632)                (639)                (268)"
                                                                    -------------------- -------------------- --------------------
"  Net Investment Income (Loss)                                                   (1,282)                 182                 (268)"
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
" Net Realized Gains (Losses) (Note 2)                                             5,724                2,597                   92"
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                 21,879                5,509                5,914"
" Capital Gain Distributions (Note 2)                                                  0                2,655                    0"
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                 27,603               10,761                6,006"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                       26,321               10,943                5,738"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                             912                  488                  316
" Contract Owner Withdrawals                                                     (10,894)              (3,531)              (1,412)"
" Net Transfers In (Out) (Note 3)                                                 12,592               (5,020)              12,967"
 Contract Charges (Note 7)                                                          (42)                 (16)                 (11)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                           2,568               (8,079)              11,860"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                              (90)                (470)                   0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          28,799                2,394               17,598"
"Net Assets, Beginning of Period                                                  97,292               54,549               13,390"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $           126,091  $            56,943  $            30,988"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
"FOR THE PERIOD ENDED DECEMBER 31, 2003"

                                                                                         Divisions Investing In
                                                                    ==============================================================
                                                                                               Roszel /             Roszel /
                                                                          Roszel /                Lord                PIMCO
                                                                           Delaware              Abbett            CCM Capital
                                                                            Trend              Affiliated          Appreciation
                                                                          Portfolio            Portfolio            Portfolio
                                                                    ==================== ==================== ====================
(In thousands)

Investment Income (Loss):
 Ordinary Dividends (Note 2)                                        $                 0  $                 0  $                 0
 Asset-Based Insurance Charges (Note 7)                                            (259)                (157)                (406)
                                                                    -------------------- -------------------- --------------------
  Net Investment Income (Loss)                                                     (259)                (157)                (406)
                                                                    -------------------- -------------------- --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                               193                  804                  330
 Net Change In Unrealized Appreciation
"  (Depreciation) During the Year                                                  6,157                3,412                9,101"
 Capital Gain Distributions (Note 2)                                                  0                    0                    0
                                                                    -------------------- -------------------- --------------------
"  Net Gain (Loss) on Investments                                                  6,350                4,216                9,431"
                                                                    -------------------- -------------------- --------------------

Net Increase (Decrease) in Net Assets
" Resulting from Operations                                                        6,091                4,059                9,025"
                                                                    -------------------- -------------------- --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                              94                  281                   50
" Contract Owner Withdrawals                                                      (1,399)              (1,047)              (2,654)"
" Net Transfers In (Out) (Note 3)                                                 54,552               28,834              133,140"
 Contract Charges (Note 7)                                                           (6)                  (3)                 (12)
                                                                    -------------------- -------------------- --------------------
  Net Increase (Decrease) in Net Assets
"   Resulting from Contract Transactions                                          53,241               28,065              130,524"
                                                                    -------------------- -------------------- --------------------

  Increase (Decrease) in Amounts Retained
"   in Separate Account A, net (Note 4)                                                0                    0                    0"
                                                                    -------------------- -------------------- --------------------

"Total Increase (Decrease) in Net Assets                                          59,332               32,124              139,549"
"Net Assets, Beginning of Period                                                       0                    0                    0"
                                                                    -------------------- -------------------- --------------------
"Net Assets, End of Period                                           $            59,332  $            32,124  $           139,549"
                                                                    ==================== ==================== ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill  Lynch  Life  Variable  Annuity  Separate  Account  A
"   (""Separate  Account A""), a separate account of Merrill  Lynch"
"   Life   Insurance   Company  (""Merrill   Lynch   Life""),   was"
   established  to support Merrill Lynch Life's operations  with
"   respect  to certain variable annuity contracts (""Contracts"")."
   Separate  Account A is governed by Arkansas  State  Insurance
   Law.   Merrill  Lynch  Life  is  an  indirect  wholly   owned
"   subsidiary  of  Merrill Lynch & Co., Inc. (""Merrill  Lynch  &"
"   Co."").  Separate Account A is registered as a unit investment"
"   trust  under the Investment Company Act of 1940, as  amended,"
   and  consists of forty-one investment divisions that  support
"   three  annuity contracts - Retirement Plus, Retirement Power,"
   and Retirement Optimizer. The investment divisions are as follows:

"   -  Merrill Lynch Variable Series Funds, Inc. - Sixteen of the"
      investment divisions each invest in the shares of a single mutual fund portfolio of the Merrill Lynch Variable Series
"      Funds,  Inc. (""Merrill  Variable  Funds""). The  investment"
      advisor  to  Merrill  Variable  Funds  is  Merrill   Lynch
"      Investment Managers, L.P. (""MLIM""), an indirect subsidiary"
      of Merrill Lynch & Co. The investment divisions are as follows:

            Fund            Retirement   Retirement   Retirement
                                Plus        Power      Optimizer
   Domestic Money Market     Available    Available    Available
   V.I. Fund
   Core Bond V.I. Fund (4)   Available    Available    Available
   High Current Income V.I.  Available       Not          Not
   Fund                                   Available    Available
   Large Cap Core V.I. Fund  Available       Not          Not
   (3)                                    Available    Available
   Value Opportunities V.I.  Available    Available    Available
   Fund (7)
   American Balanced V.I.    Available       Not          Not
   Fund (2)                               Available    Available
   Global Allocation V.I.    Available       Not          Not
   Fund (6)                               Available    Available
   Utilities and             Available       Not          Not
   Telecommunications V.I.                Available    Available
   Fund (2)
   Basic Value V.I. Fund     Available    Available    Available
   Government Bond V.I.      Available    Available    Available
   Fund
   Index 500 V.I. Fund       Available    Available    Available
   Global Growth V.I. Fund   Available       Not          Not
                                          Available    Available
   Large Cap Value V.I.      Available       Not          Not
   Fund                                   Available    Available
   Fundamental Growth V.I.   Available    Available    Available
   Fund
   International Value V.I.  Available    Available    Available
   Fund (1)
   Large Cap Growth V.I.     Available       Not          Not
"   Fund (1),(5)                           Available    Available"

"1.Effective November 21, 2003, the Merrill Lynch Variable Series" " Funds, Inc. renamed the investment divisions as follows:"
   - The Mercury International Value V.I. Fund was renamed the International Value V.I. Fund.
   - The Merrill Lynch Large Cap Growth V.I. Fund was renamed the Large Cap Growth V.I. Fund.
"2.Prior to  the  periods included in these financial statements,"
  the   American    Balanced   V.I.   Fund    and   Utilities  &
  Telecommunications V.I. Fund were closed to allocations of premiums and contract value.
"3.Following the close of business on April 30, 2002, the Natural"
  Resources Focus Fund was liquidated and substituted into the Large Cap Core V.I. Fund.
"4.Following the close of business on April 30, 2002, the  Global"
  Bond Focus Fund was liquidated and substituted into  the  Core
  Bond V.I. Fund.
"5.Following the close of business on November 21,2003, the Focus"
  Twenty V.I. Fund was liquidated and substituted into the Large Cap Growth V.I. Fund.
"6.Following  the  close  of  business on November 21, 2003,  the"
  Developing Capital Markets V.I. Fund was liquidated and substituted into the Global Allocation V.I. Fund.
"7.Effective July 26, 2004 the Small Cap Value V.I. Fund was" renamed the Value Opportunities V.I. Fund.

"   -  AllianceBernstein  Variable  Products  Series Fund, Inc. -"
      Three  of  the  investment  divisions  each  invest in the
      shares   of  a  single  mutual  fund  portfolio   of   the
"      AllianceBernstein  Variable Products  Series  Fund,   Inc."
"      (""AllianceBernstein"").   The    investment   advisor    to"
"      AllianceBernstein is AllianceBernstein Capital Management,"
"      L.P. Effective March 31, 2003 the Premier Growth Portfolio"
      was  renamed   the  AllianceBernstein  Large  Cap   Growth
"      Portfolio, the Growth and Income Portfolio was renamed the"
"      AllianceBernstein  Growth  and Income Portfolio,  and  the"
      Technology  Portfolio  was renamed  the  AllianceBernstein
"      Technology  Portfolio.  Effective  December  31,  2004 the"
      Premier  Growth Portfolio was renamed the Large Cap Growth
      Portfolio

             Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       AllianceBernstein     Available    Available    Available
       Large Cap Growth
       Portfolio
       AllianceBernstein        Not       Available    Available
       Growth and Income     Available
       Portfolio
       AllianceBernstein     Available       Not          Not
       Technology                         Available    Available
       Portfolio

   -  MFS  Variable   Insurance  Trust  -  One of the investment
      divisions  invests in the shares of a single  mutual  fund
"      portfolio of the MFS Variable Insurance Trust (""MFS""). The"
      investment  advisor  to  MFS  is  Massachusetts  Financial
      Services Company.

             Fund          Retirement    Retirement   Retirement
                               Plus         Power      Optimizer
       MFS Emerging Growth   Available    Available    Available
       Series

   -  AIM   Variable  Insurance  Funds - Three of the investment
      divisions  each  invest  in  the shares of a single mutual
"      fund portfolio of the AIM Variable Insurance Funds(""AIM"")."
"      The investment advisor to AIM is AIM Advisors, Inc."

               Fund          Retirement  Retirement   Retirement
                                Plus        Power      Optimizer
       AIM V.I. Premier      Available    Available    Available
       Equity Fund
       AIM V.I. Capital      Available       Not          Not
       Appreciation Fund                  Available    Available
       AIM V.I.                 Not       Available    Available
       International Growth  Available
       Fund

"   -  Davis  Variable Account Fund, Inc. - One of the investment"
      divisions  invests in the shares of a single  mutual  fund
"      portfolio  of  the  Davis  Variable  Account  Fund,   Inc."
"      (""Davis"").  The  investment  advisor  to  Davis  is  Davis"
"      Selected Advisers, L.P."

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Davis Value           Available    Available    Available
       Portfolio

   -  PIMCO   Variable  Insurance  Trust - One of the investment
      divisions  invests in the shares of a single  mutual  fund
"      portfolio of the PIMCO Variable Insurance Trust (""PIMCO"")."
      The  investment  advisor  to  PIMCO  is Pacific Investment
"      Management Company, LLC."

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Total Return          Available    Available    Available
       Portfolio

   - PIMCO Advisors VIT - One of the investment divisions invests in the shares of a single mutual fund portfolio of
"      the PIMCO Advisors VIT (""PVIT""). The investment advisor to"
      PVIT  is  OpCap  Advisors  LLC. Fund  commenced operations
"      May 1, 2004."


             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       PEA Renaissance       Available    Available    Available
       Portfolio

"   -  Seligman Portfolios, Inc.- One of the investment divisions"
      invests in the shares of a single mutual fund portfolio of
"      the Seligman Portfolios, Inc. (""Seligman""). The investment"
      advisor to Seligman is J. & W. Seligman & Co. Inc.

              Fund         Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Seligman Small-Cap       Not       Available    Available
       Value Portfolio       Available

  - Van Kampen Life Investment Trust - Two of the investment divisions invests in the shares of a single mutual fund
"     portfolio  of  the Van Kampen Life Investment  Trust  (""Van"
"     Kampen"").The investment advisor to Van Kampen is Van Kampen"
"     Asset  Management,  Inc.   Comstock   Portfolio   commenced"
"     operations May 1, 2004."

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Emerging Growth          Not       Available    Available
       Portfolio             Available
       Comstock Portfolio    Available    Available    Available

"   -  American  Century  Variable  Portfolios, Inc. - Two of the"
      investment divisions invests in the shares of a single mutual fund portfolio of the American Century Variable
"      Portfolios, Inc.(""American Century"").Theinvestment advisor"
      to  American   Century  is  American  Century   Investment
"      Management, Inc. VP Ultra Fund commenced operations May 1,"
2004

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       VP International      Available       Not          Not
       Fund                               Available    Available
       VP Ultra Fund         Available    Available    Available

   -  Federated   Insurance   Series -  Two  of  the  investment
      divisions  invests in the shares of a single  mutual  fund
"      portfolio of the Federated Insurance Series.(""Federated"")."
      The  investment  advisor  to Federated is Federated Equity
      Management   Company  of   Pennsylvania. Funds   commenced
"      operations May 1, 2004."

             Fund          Retirement   Retirement    Retirement
                               Plus         Power      Optimizer
       Federated Kaufmann    Available    Available    Available
       Fund II
       Federated Capital     Available    Available    Available
       Appreciation  Fund
       II

   - MLIG Variable Insurance Trust - Eight of the investment divisions each invest in the shares of a single mutual
"      fund portfolio of the MLIG Variable Insurance Trust (""MLIG"
"      Variable Trust""). The  investment advisor to MLIG Variable"
"      Trust is Roszel  Advisors, LLC, an  indirect subsidiary of"
      Merrill Lynch & Co.

              Fund             Retirement  Retirement Retirement
                                  Plus        Power    Optimizer
  Roszel / J P Morgan Small     Available   Available  Available
  Cap Growth Porfolio
  Roszel / Lord Abbett Bond        Not      Available  Available
  Debenture Portfolio           Available
  Roszel / Lord Abbett Mid      Available   Available  Available
  Cap Value Portfolio
  Roszel / PIMCO Small Cap      Available   Available  Available
  Value Portfolio
  Roszel / Seligman Mid Cap     Available   Available  Available
  Growth Portfolio
  Roszel / Delaware Trend       Available   Available  Available
"  Portfolio (1),(2)                                "
  Roszel / Lord Abbett          Available   Available  Available
  Affiliated Portfolio (1)
  Roszel / PIMCO CCM Capital    Available   Available  Available
"  Appreciation Portfolio (1),(3)         "

"1.The Roszel / Delaware  Trend  Portfolio,  Roszel / Lord Abbett"
"  Affiliated   Portfolio,  and  Roszel  /  PIMCO   CCM   Capital"
" Appreciation Portfolio commenced operations on May 1, 2003." "2.Following the close of business on November 21, 2003, the"
  AllianceBernstein Quasar Portfolio and Delaware VIP Trend Series were liquidated and substituted into the Roszel / Delaware Trend Portfolio.
"3.Following  the  close  of  business on November 21, 2003,  the"
  MFS Research Series and MFS Investor Trust Series were liquidated and substituted into the Roszel / PIMCO CCM Capital Appreciation Portfolio.

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits and other Contract benefits.

2. SIGNIFICANT ACCOUNTING POLICIES

   The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of
"   the  shares  held in the underlying funds, which value  their"
   investments   at  market  value.  Dividend  income   includes
   ordinary  dividends  and capital gain  distributions  and  is
   recognized  on  the  ex-dividend  date.  All  dividends   are
   automatically reinvested. Realized gains and losses on the sales of investments are computed on the first in first out
   basis.   Investment transactions are recorded  on  the  trade
   date.

  The  operations  of Separate Account A are  included  in  the
   Federal  income tax return of Merrill Lynch Life.  Under  the
"   provisions of the Contracts, Merrill Lynch Life has the right"
   to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently
"   being  made  against Separate Account A for such  tax  since,"
"   under  current  tax law, Merrill Lynch Life pays  no  tax  on"
   investment  income  and capital gains reflected  in  variable
"   annuity  contract  reserves.  However,  Merrill  Lynch   Life"
   retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the
"   law  is  changed. Charges for state and local taxes, if  any,"

   attributable to Separate Account A may also be made.

3. NET TRANSFERS

"   For   Retirement   Plus  Contracts,  net  transfers   include"
   transfers  among  applicable Separate  Account  A  investment
"   divisions,  as  well  as transfers from  applicable  Separate"
   Account A investment divisions to the Domestic Money Market V.I. Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

"   For  Retirement Power and Retirement Optimizer Contracts, net"
   transfers include transfers among applicable Separate Account
   A investment divisions.


4. INVESTMENTS IN SEPARATE ACCOUNT

   Net assets retained by Merrill Lynch Life in Separate Account A represent an investment by Merrill Lynch Life in certain investment divisions to facilitate the establishment of those investment divisions. Merrill Lynch Life's investment is not subject to charges for mortality and expense risks and may be transferred to Merrill Lynch Life's General Account. All seed money positions held by Merrill Lynch Life in Separate Account A were liquidated in 2004.

5. PURCHASES AND SALES OF INVESTMENTS

"The cost of purchases and proceeds from sales of investments for the period ended December 31, 2004"
were as follows:

(In thousands)
                                                                          Purchases              Sales
                                                                    -------------------- --------------------
"Domestic Money Market V.I. Fund                                     $            98,514  $           198,066"
"Core Bond V.I. Fund                                                              54,089              130,858"
"High Current Income V.I. Fund                                                    23,421               47,804"
"Large Cap Core V.I. Fund                                                          9,242               50,180"
"Value Opportunities V.I. Fund                                                    53,560               98,045"
"American Balanced V.I. Fund                                                       1,595               14,311"
"Global Allocation V.I. Fund                                                      65,279               23,251"
"Utilities and Telecommunications V.I. Fund                                          944                7,043"
"Basic Value V.I. Fund                                                            43,939              147,876"
"Government Bond V.I. Fund                                                        16,401              102,479"
"Index 500 V.I. Fund                                                              15,903               83,684"
"Global Growth V.I. Fund                                                           5,225               12,832"
"Large Cap Value V.I. Fund                                                        24,446                9,394"
"Fundamental Growth V.I. Fund                                                     14,764               24,134"
"International Value V.I. Fund                                                    24,366               33,377"
"Large Cap Growth V.I. Fund                                                       91,856               13,309"
"AllianceBernstein Large Cap Growth Portfolio                                      1,324              181,347"
"AllianceBernstein Growth and Income Portfolio                                     5,452               16,483"
"AllianceBernsteinTechnology Portfolio                                             2,029                2,279"
"MFS Emerging Growth Series                                                        4,292               31,451"
"AIM V.I. Premier Equity Fund                                                      1,395               49,032"
"AIM V.I. Capital Appreciation Fund                                               32,866               21,538"
"AIM V.I. International Growth Fund                                                2,133                4,486"
"Davis Value Portfolio                                                            88,456               30,651"
"Total Return Portfolio                                                          101,529               70,284"
"PEA Renaissance Portfolio                                                        24,380               17,231"
"Seligman Small-Cap Value Portfolio                                               28,377               33,873"
"Emerging Growth Portfolio                                                           668                4,473"
"Comstock Portfolio                                                               22,732                2,822"
"VP International Fund                                                            12,737                3,639"
"VP Ultra Fund                                                                     5,928                3,806"
"Federated Kaufmann Fund II                                                        6,579                  335"
Federated Capital Appreciation Fund II                                              998                   45
"Roszel / JP Morgan Small Cap Growth Portfolio                                     5,173               11,045"
"Roszel / Lord Abbett Bond Debenture Portfolio                                     5,338                7,555"
"Roszel / Lord Abbett Mid Cap Value Portfolio                                     27,662               31,410"
"Roszel / PIMCO Small Cap Value Portfolio                                         36,756               21,000"
"Roszel / Seligman Mid Cap Growth Portfolio                                       17,936                4,112"
"Roszel / Delaware Trend Portfolio                                                11,073                7,227"
"Roszel / Lord Abbett Affiliated Portfolio                                        19,320               20,581"
"Roszel / PIMCO CCM Capital Appreciation Portfolio                                22,297               25,313"
                                                                    -------------------- --------------------
"                                                                    $         1,030,974  $         1,598,661"
                                                                    ==================== ====================

6. UNIT VALUES

"The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. The investment"
"income ratio represents the  dividends, excluding  distributions of capital gains,  received  by   the investment division"
"from the  underlying mutual fund, net of management fees assessed by the fund manager, divided by the average  net assets."
"These ratios exclude  those expenses, such as mortality and expense charges, that result in direct reductions  in the unit"
values. The  recognition of investment income by  the investment division is affected by the timing of the  declaration of dividends by the underlying fund in  which the investment divisions invest. The investment income ratio is calculated on a
"prospective basis and is presented  for the years 2004, 2003, 2002 and 2001.  The expense  ratio represents the annualized"
"contract expenses of the separate account,consisting primarily of mortality and expense charges,for each period indicated."
The ratios include only those expenses that result in a direct reduction  to unit values.Charges made directly to contract owner accounts through  the redemption of units and expenses of the underlying fund are excluded. The total return amounts
"include changes in the value of the underlying mutual fund, which includes expenses assessed through the reduction of unit"
values. The ratio does not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate  the effective date of that investment division in the  separate account. The total return is calculated for the  period indicated  or  from  the  effective date  through the  end of the reporting period. As the total return is
"presented   as a  range of  minimum  to maximum   values, based  on  the  product  grouping representing  the  minimum and"
"maximum expense ratio amounts, some individual contract total returns are not within the ranges presented."

"(In thousands, except unit values)"

Domestic Money Market V.I. Fund
--------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             20,964 $     9.86 $      13.62  $    274,600      0.89 %      1.35%    1.59 %     -0.67 %    -0.48 %
"       31-Dec-2003             28,923       9.92        13.68       374,152      0.73        1.35     1.59       -0.86      -0.67"
"       31-Dec-2002             37,214      10.01        13.77       484,632      1.47        1.35     1.59       -0.12       0.07"
"       31-Dec-2001             40,534      10.01        13.75       522,118      3.68        1.35     1.59        0.09       2.45"
"       31-Dec-2000             32,984      10.34        13.41       419,237       n/a        1.35     1.59        4.38       4.58"

Core Bond V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             30,585 $    11.14 $      19.38  $    551,412      3.63 %      1.35%    1.59 %      2.86 %     3.06 %
"       31-Dec-2003             35,192      10.83        18.79       623,699      3.81        1.35     1.59        3.11       3.30"
"       31-Dec-2002             33,433      10.50        18.18       605,699      4.74        1.35     1.59        7.84       8.05"
"       31-Dec-2001             34,517      16.82        16.82       580,556      5.52        1.35     1.35        5.14       5.14"
"       31-Dec-2000             28,210      15.98        15.98       450,800       n/a        1.35     1.35        8.43       8.43"



High Current Income V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             12,702 $    21.57 $      21.57  $    273,983      7.75 %      1.35%    1.35 %     10.26 %    10.26 %
"       31-Dec-2003             14,782      19.55        19.55       289,040      8.63        1.35     1.35       26.33      26.33"
"       31-Dec-2002             15,248      15.47        15.47       235,877     10.38        1.35     1.35       -2.83      -2.83"
"       31-Dec-2001             20,369      15.91        15.91       324,139     10.66        1.35     1.35        2.51       2.51"
"       31-Dec-2000             23,373      15.51        15.51       362,518       n/a        1.35     1.35       -8.42      -8.42"

Large Cap Core V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             16,373 $    28.75 $      28.75  $    470,647      0.85 %      1.35%    1.35 %     15.16 %    15.16 %
"       31-Dec-2003             17,865      24.95        24.95       445,705      0.40        1.35     1.35       29.70      29.70"
"       31-Dec-2002             19,456      19.23        19.23       374,071      0.75        1.35     1.35      -18.14     -18.14"
"       31-Dec-2001             21,873      23.47        23.47       513,463      0.77        1.35     1.35       -8.73      -8.73"
"       31-Dec-2000             25,660      25.70        25.70       659,473       n/a        1.35     1.35      -11.15     -11.15"

Value Opportunities V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             12,421 $    13.64 $      35.68  $    433,061      0.00 %      1.35%    1.59 %     13.16 %    13.38 %
"       31-Dec-2003             15,011      12.06        31.46       465,387      0.38        1.35     1.59       40.66      40.93"
"       31-Dec-2002             16,685       8.57        22.31       368,071      0.00        1.35     1.59      -24.96     -24.82"
"       31-Dec-2001             20,951      29.66        29.66       621,461      4.72        1.35     1.35       28.00      28.00"
"       31-Dec-2000             22,009      23.15        23.15       509,516       n/a        1.35     1.35       13.10      13.10"



American Balanced V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              3,676 $    19.50 $      19.50  $     71,662      1.93 %      1.35%    1.35 %      7.16 %     7.16 %
"       31-Dec-2003              4,389      18.19        18.19        79,811      2.17        1.35     1.35       19.86      19.86"
"       31-Dec-2002              5,238      15.16        15.16        79,437      2.54        1.35     1.35      -14.88     -14.88"
"       31-Dec-2001              6,380      17.81        17.81       113,608      2.51        1.35     1.35       -8.73      -8.73"
"       31-Dec-2000              5,917      19.49        19.49       115,322       n/a        1.35     1.35       -3.09      -3.09"

Natural Resources Focus Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2001                665      15.29        15.29        10,170      0.17        1.35     1.35      -12.28     -12.28"
"       31-Dec-2000                841      17.42        17.42        14,654       n/a        1.35     1.35       37.17      37.17"

Global Allocation V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             24,111 $    22.21 $      22.21  $    535,445      3.19 %      1.35%    1.35 %     12.79 %    12.79 %
"       31-Dec-2003             22,469      19.68        19.68       442,208      3.36        1.35     1.35       32.82      32.82"
"       31-Dec-2002             20,902      14.81        14.81       309,557      3.30        1.35     1.35       -9.42      -9.42"
"       31-Dec-2001             22,995      16.34        16.34       375,795      1.36        1.35     1.35      -10.18     -10.18"
"       31-Dec-2000             26,893      18.18        18.18       488,920       n/a        1.35     1.35      -10.92     -10.92"



Utilities and Telecommunications V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              1,749 $    21.23 $      21.23  $     37,144      2.55 %      1.35%    1.35 %     23.97 %    23.97 %
"       31-Dec-2003              2,105      17.12        17.12        36,037      2.99        1.35     1.35       18.52      18.52"
"       31-Dec-2002              2,510      14.44        14.44        36,231      3.49        1.35     1.35      -19.90     -19.90"
"       31-Dec-2001              3,227      18.01        18.01        58,127      4.51        1.35     1.35      -15.26     -15.26"
"       31-Dec-2000              4,076      21.24        21.24        86,582       n/a        1.35     1.35       -4.11      -4.11"

International Equity Focus Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                                                    Division was not available
       31-Dec-2001                  0 $     0.00 $       0.00  $          0         0 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2000              8,131      13.20        13.20       107,332       n/a        1.35     1.35      -18.47     -18.47"

Global Bond Focus Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2001              2,023      11.68        11.68        23,623      3.44        1.35     1.35       -4.60      -4.60"
"       31-Dec-2000              2,519      12.23        12.23        30,812       n/a        1.35     1.35       -1.07      -1.07"



Basic Value V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             31,176 $    13.01 $      33.21  $    908,209      1.07 %      1.35%    1.59 %      9.31 %     9.52 %
"       31-Dec-2003             34,255      11.90        30.31       929,716      1.17        1.35     1.59       31.13      31.38"
"       31-Dec-2002             36,425       9.08        23.06       760,127      0.99        1.35     1.59      -19.07     -18.91"
"       31-Dec-2001             37,119      11.21        28.42       983,212      4.09        1.35     1.59        2.60      14.13"
"       31-Dec-2000             33,102      10.93        27.63       896,758       n/a        1.35     1.59        9.29      11.03"

Government Bond V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             18,070 $    11.00 $      16.85  $    292,867      2.88 %      1.35%    1.59 %      2.48 %     2.68 %
"       31-Dec-2003             23,877      10.73        16.40       377,029      3.64        1.35     1.59        0.46       0.65"
"       31-Dec-2002             35,717      10.67        16.29       536,701      5.78        1.35     1.59        8.05       8.25"
"       31-Dec-2001             31,155       9.87        15.04       437,252      5.50        1.35     1.59       -1.26       5.48"
"       31-Dec-2000             21,806      10.76        14.24       308,183       n/a        1.35     1.59        7.60       9.90"

Developing Capital Markets V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              2,543       6.54         6.54        16,619      0.38        1.35     1.35      -11.49     -11.49"
"       31-Dec-2001              3,314       7.38         7.38        24,464      0.86        1.35     1.35        0.00       0.00"
"       31-Dec-2000              4,531       7.37         7.37        33,391       n/a     j  1.35     1.35      -29.72     -29.72"



Index 500 V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             20,400 $     7.88 $      16.30  $    300,475      1.57 %      1.35%    1.59 %      8.76 %     8.97 %
"       31-Dec-2003             27,796       7.25        14.95       343,202      1.41        1.35     1.59       26.12      26.36"
"       31-Dec-2002             22,860       5.75        11.82       242,493      1.20        1.35     1.59      -23.63     -23.48"
"       31-Dec-2001             27,146       7.53        15.44       372,452      0.94        1.35     1.59      -13.67       7.00"
"       31-Dec-2000             24,674       8.72        17.85       422,498       n/a        1.35     1.59      -12.81     -10.67"

Global Growth V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              8,182 $     9.99 $       9.99  $     81,733      1.56 %      1.35%    1.35 %     13.62 %    13.62 %
"       31-Dec-2003              9,056       8.79         8.79        79,579      1.05        1.35     1.35       31.70      31.70"
"       31-Dec-2002             10,257       6.67         6.67        68,404      0.11        1.35     1.35      -28.74     -28.74"
"       31-Dec-2001             11,433       9.35         9.35       106,948      0.57        1.35     1.35      -24.15     -24.15"
"       31-Dec-2000             19,604      12.32        12.32       241,520       n/a        1.35     1.35      -16.22     -16.22"


Balanced Capital Focus Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                                                    Division was not available
       31-Dec-2001                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2000              3,063      10.82        10.82        33,142       n/a        1.35     1.35        4.90       4.90"



Focus Twenty V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              2,873       1.37         1.37         3,922      0.00        1.35     1.35      -39.81     -39.81"
"       31-Dec-2001              4,035       2.27         2.27         9,146      0.00        1.35     1.35      -69.69     -69.69"
"       31-Dec-2000              7,844       7.47         7.47        58,591       n/a        1.35     1.35      -25.35     -25.35"

Large Cap Value V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              8,560 $    13.31 $      13.31  $    113,911      0.89 %      1.35%    1.35 %     18.71 %    18.71 %
"       31-Dec-2003              7,823      11.20        11.20        87,649      0.54        1.35     1.35       32.12      32.12"
"       31-Dec-2002              6,809       8.48         8.48        57,719      0.87        1.35     1.35      -13.83     -13.83"
"       31-Dec-2001              1,258       9.83         9.83        12,371      1.61        1.35     1.35       -1.78      -1.78"

Fundamental Growth V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             21,783 $     6.98 $       9.99  $    175,178      0.75 %      1.35%    1.59 %      5.11 %     5.31 %
"       31-Dec-2003             22,878       6.64         9.50       174,056      0.12        1.35     1.59       25.97      26.20"
"       31-Dec-2002             30,690       5.27         7.54       177,951      0.10        1.35     1.59      -28.66     -28.52"
"       31-Dec-2001             18,045       7.38        10.56       145,115      0.58        1.35     1.59      -19.42       5.60"
"       31-Dec-2000              3,239       9.16         9.16        29,666       n/a        1.59     1.59       -8.35      -8.35"



International Value V.I. Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             20,949 $    13.14 $      14.71  $    305,732      2.48 %      1.35%    1.59 %     20.60 %    20.83 %
"       31-Dec-2003             21,980      10.90        12.75       265,090      3.48        1.35     1.59       40.00      40.26"
"       31-Dec-2002             23,117       7.78         9.10       199,255      3.72        1.35     1.59      -12.94     -12.77"
"       31-Dec-2001             30,225       8.94        10.45       297,657      4.67        1.35     1.59      -14.29       4.49"
"       31-Dec-2000             27,703      10.43        11.56       319,486       n/a        1.35     1.59        1.39       4.29"


Large Cap Growth V.I. Fund
-------------------------------------------------
                                                                            Investment        Expensee              Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             15,569 $     9.45 $       9.45  $    147,077      0.28 %      1.35%    1.35 %      6.30 %     6.30 %
"       31-Dec-2003              6,241       8.88         8.88        55,435      0.00        1.35     1.35       32.15      32.15"
"       31-Dec-2002              3,896       6.72         6.72        26,178      0.00        1.35     1.35      -24.46     -24.46"
"       31-Dec-2001              3,381       8.89         8.89        30,051      0.03        1.35     1.35      -10.64     -10.64"
"       31-Dec-2000              3,371       9.94         9.94        33,510       n/a        1.35     1.35      -17.15     -17.15"

2000 ML Select Ten V.I. Trust
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                                                    Division was not available
       31-Dec-2002                                                    Division was not available
       31-Dec-2001                                                 Division matured during the year
       31-Dec-2000              2,176 $    10.67 $      10.67  $     23,219       n/a        1.35%    1.35 %     13.54 %    13.54 %



AllianceBernstein Quasar Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              7,563       5.31         5.31        40,173      0.00        1.35     1.35      -32.72     -32.72"
"       31-Dec-2001             13,474       7.89         7.89       106,333      3.44        1.35     1.35      -14.02     -14.02"
"       31-Dec-2000             15,221       9.17         9.17       139,581       n/a        1.35     1.35       -7.44      -7.44"

AllianceBernstein Large Cap Growth Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             19,544 $     5.58 $      15.14  $    255,979      0.00 %      1.35%    1.59 %      6.90 %     7.11 %
"       31-Dec-2003             32,678       5.22        14.13       414,203      0.00        1.35     1.59       21.72      21.95"
"       31-Dec-2002             37,887       4.29        11.58       393,423      0.00        1.35     1.59      -31.74     -31.61"
"       31-Dec-2001             46,744       6.29        16.92       713,687      5.41        1.35     1.59      -18.52       8.66"
"       31-Dec-2000             49,900       7.71        20.72       956,224       n/a        1.35     1.59      -22.86     -17.78"

AllianceBernstein Growth and Income Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              3,256 $    11.66 $      11.70  $     38,066      0.96 %      1.55%    1.59 %      9.70 %     9.74 %
"       31-Dec-2003              4,238      10.62        10.66        45,175      1.05        1.55     1.59       30.42      30.47"
"       31-Dec-2002              5,345       8.14         8.18        43,683      0.57        1.55     1.59      -23.28     -23.25"
"       31-Dec-2001              6,369      10.61        10.66        67,866      1.63        1.55     1.59       -1.24       6.09"
"       31-Dec-2000              2,339      10.79        10.79        25,235       n/a        1.59     1.59        7.90       7.90"



AllianceBernsteinTechnology Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                793 $     6.88 $       6.88  $      5,456      0.00 %      1.35%    1.35 %      3.99 %     3.99 %
"       31-Dec-2003                828       6.61         6.61         5,477      0.00        1.35     1.35       42.08      42.08"
"       31-Dec-2002                411       4.65         4.65         1,914      0.00        1.35     1.35      -42.52     -42.52"
"       31-Dec-2001              3,408       8.09         8.09        27,573      1.15        1.35     1.35      -19.18     -19.18"

MFS Emerging Growth Series
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             11,686 $     4.67 $      13.29  $    134,915      0.00 %      1.35%    1.59 %     11.17 %    11.39 %
"       31-Dec-2003             14,183       4.20        11.93       145,971      0.00        1.35     1.59       28.18      28.42"
"       31-Dec-2002             16,754       3.28         9.28       131,697      0.00        1.35     1.59      -34.81     -34.68"
"       31-Dec-2001             21,848       5.03        14.21       270,326      6.74        1.35     1.59      -34.54      14.69"
"       31-Dec-2000             25,334       7.68        21.65       501,057       n/a        1.35     1.59      -23.18     -20.76"

MFS Research Series
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002             13,792       9.67         9.67       133,431      0.28        1.35     1.35      -25.59     -25.59"
"       31-Dec-2001             18,733      12.99        12.99       243,427      1.23        1.35     1.35      -22.39     -22.39"
"       31-Dec-2000             21,793      16.73        16.73       364,596       n/a        1.35     1.35       -6.22      -6.22"



MFS Investors Trust Series
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              1,843       6.20         8.14        11,612      0.54        1.55     1.59      -22.21     -22.18"
"       31-Dec-2001              1,748       7.98        10.46        13,999      2.88        1.55     1.59      -17.29       4.64"
"       31-Dec-2000                760       9.64         9.64         7,328       n/a        1.59     1.59       -3.58      -3.58"

AIM V.I. Premier Equity Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             13,007 $     5.89 $      13.49  $    160,804      0.42 %      1.35%    1.59 %      4.10 %     4.30 %
"       31-Dec-2003             17,039       5.66        12.93       200,509      0.29        1.35     1.59       23.11      23.34"
"       31-Dec-2002             20,694       4.59        10.48       197,190      0.28        1.35     1.59      -31.36     -31.23"
"       31-Dec-2001             28,645       6.69        15.22       401,919      0.12        1.35     1.59      -13.95       6.02"
"       31-Dec-2000             29,523       7.78        17.65       493,364       n/a        1.35     1.59      -22.22     -15.87"

AIM V.I. Capital Appreciation Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              7,941 $    12.58 $      12.58  $     99,923      0.00 %      1.35%    1.35 %      5.14 %     5.14 %
"       31-Dec-2003              6,911      11.96        11.96        82,666      0.00        1.35     1.35       27.72      27.72"
"       31-Dec-2002              8,026       9.36         9.36        75,127      0.00        1.35     1.35      -25.41     -25.41"
"       31-Dec-2001             10,502      12.54        12.54       131,727      0.00        1.35     1.35      -24.39     -24.39"
"       31-Dec-2000             12,693      16.57        16.57       210,322       n/a        1.35     1.35      -12.19     -12.19"



AIM V.I. International Growth Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              2,548 $     7.35 $      13.14  $     19,809      0.64 %      1.55%    1.59 %     22.04 %    22.09 %
"       31-Dec-2003              2,909       6.02        10.76        18,281      0.53        1.55     1.59       27.03      27.08"
"       31-Dec-2002              3,314       4.74         8.47        16,131      0.55        1.55     1.59      -17.01     -16.97"
"       31-Dec-2001              3,669       5.71        10.20        20,994      2.63        1.55     1.59      -24.75       1.99"
"       31-Dec-2000              2,746       7.59         7.59        20,844       n/a        1.59     1.59      -24.13     -24.13"

Davis Value Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             23,710 $     9.96 $      12.53  $    249,877      0.92 %      1.35%    1.59 %     10.55 %    10.77 %
"       31-Dec-2003             17,619       9.01        11.33       168,136      0.82        1.35     1.59       27.71      27.95"
"       31-Dec-2002             14,168       7.05         8.87       105,382      0.72        1.35     1.59      -17.58     -17.43"
"       31-Dec-2001             13,728       8.56        10.76       122,509      0.85        1.35     1.59      -11.82       7.56"
"       31-Dec-2000              3,024       9.70         9.70        29,329       n/a        1.59     1.59       -2.96      -2.96"

Total Return Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             29,466 $    11.27 $      13.10  $    348,697      1.88 %      1.35%    1.59 %      3.23 %     3.43 %
"       31-Dec-2003             26,972      10.89        12.69       313,226      2.83        1.35     1.59        3.39       3.58"
"       31-Dec-2002             18,934      10.51        12.27       213,676      4.07        1.35     1.59        7.37       7.57"
"       31-Dec-2001             10,685       9.93        11.43       121,586      7.54        1.55     1.59       -0.71       6.70"
"       31-Dec-2000              4,134      10.72        10.72        44,312       n/a        1.59     1.59        7.16       7.16"



PEA Renaissance Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                706 $    11.36 $      11.38  $      8,034      0.00 %      1.35%    1.59 %     13.61 %    13.73 %

Seligman Small-Cap Value Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              1,496 $    17.40 $      21.41  $     31,196      0.00 %      1.35%    1.59 %     18.06 %    18.10 %
"       31-Dec-2003              1,806      14.74        18.14        31,949      0.00        1.55     1.59       47.58      47.64"
"       31-Dec-2002              2,971       9.98        12.29        35,856      0.00        1.55     1.59      -16.71     -16.67"
"       31-Dec-2001              4,889      11.98        14.75        71,707      0.48        1.55     1.59       19.78      21.56"
"       31-Dec-2000                743      12.14        12.14         9,018       n/a        1.59     1.59       21.38      21.38"

Delaware VIP Trend Series
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
       31-Dec-2004                                                    Division was not available
       31-Dec-2003                  0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
"       31-Dec-2002              2,304       5.33         9.26        13,189      0.00        1.55     1.59      -21.20     -21.17"
"       31-Dec-2001              2,145       6.77        11.74        14,643      0.00        1.55     1.59      -16.68      17.41"
"       31-Dec-2000              1,581       8.12         8.12        12,838       n/a        1.59     1.59      -18.78     -18.78"



Emerging Growth Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              3,080 $     4.58 $       9.36  $     14,701      0.00 %      1.55%    1.59 %      5.34 %     5.38 %
"       31-Dec-2003              3,898       4.35         8.88        17,546      0.00        1.55     1.59       25.34      25.39"
"       31-Dec-2002              4,754       3.47         7.09        16,915      0.33        1.55     1.59      -33.55     -33.53"
"       31-Dec-2001              5,449       5.22        10.66        28,549      0.11        1.55     1.59      -32.58       6.58"
"       31-Dec-2000              8,225       7.74         7.74        63,660       n/a        1.59     1.59      -22.61     -22.61"

Comstock Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              1,869 $    11.27 $      11.29  $     21,077      0.00 %      1.35%    1.59 %     12.75 %    12.87 %

VP International Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              6,558 $     8.87 $       8.87  $     58,142      0.49 %      1.35%    1.35 %     13.32 %    13.32 %
"       31-Dec-2003              5,389       7.82         7.82        42,141      0.72        1.35     1.35       22.78      22.78"
"       31-Dec-2002              5,042       6.37         6.37        32,092      0.73        1.35     1.35      -21.48     -21.48"
"       31-Dec-2001              4,233       8.10         8.10        34,301      0.00        1.35     1.35      -19.06     -19.06"



VP Ultra Fund
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                197 $    10.65 $      10.67  $      2,103      0.00 %      1.35%    1.59 %      6.50 %     6.61 %

Federated Kaufmann Fund II
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                629 $    11.12 $      11.14  $      7,005      0.00 %      1.35%    1.59 %     11.20 %    11.32 %

Federated Capital Appreciation Fund II
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004                 96 $    10.64 $      10.66  $      1,018      0.00 %      1.35%    1.59 %      6.44 %     6.55 %

Roszel / JP Morgan Small Cap Growth Portfolio
--------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              5,507 $    12.20 $      12.29  $     67,597      0.00 %      1.35%    1.59 %      7.29 %     7.49 %
"       31-Dec-2003              5,937      11.38        11.42        67,761      0.00        1.35     1.59       34.90      35.16"
"       31-Dec-2002              4,758       8.43         8.44        40,162      0.00        1.35     1.59      -15.68     -15.62"



Roszel / Lord Abbett Bond Debenture Portfolio
-------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              1,054 $    12.86 $      12.87  $     13,555      4.92 %      1.55%    1.59 %      6.43 %     6.47 %
"       31-Dec-2003              1,282      12.08        12.09        15,487      5.73        1.55     1.59       15.17      15.22"
"       31-Dec-2002                138      10.49        10.49         1,449      5.69        1.55     1.59        4.90       4.92"

Roszel / Lord Abbett Mid Cap Value Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             10,793 $    13.41 $      13.49  $    145,538      0.58 %      1.35%    1.59 %     21.92 %    22.16 %
"       31-Dec-2003             11,431      11.00        11.04       126,091      0.31        1.35     1.59       22.78      23.01"
"       31-Dec-2002             10,841       8.96         8.97        97,202      0.00        1.35     1.59      -10.42     -10.35"

Roszel / PIMCO Small Cap Value Portfolio
-------------------------------------------------
                                                                            Investment        Expense               Total
                                             Unit Value          Net Assets   Income           Ratio                Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              5,826 $    14.76 $      14.85  $     86,369      0.00 %      1.35%    1.59 %     20.89 %    21.12 %
"       31-Dec-2003              4,651      12.21        12.26        56,943      1.84        1.35     1.59       31.09      31.34"
"       31-Dec-2002              5,803       9.32         9.33        54,079      2.25        1.35     1.59       -6.84      -6.78"



Roszel / Seligman Mid Cap Growth Portfolio
-------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              3,618 $    12.77 $      12.85  $     46,463      0.00 %      1.35%    1.59 %      6.86 %     7.06 %
"       31-Dec-2003              2,584      11.95        11.99        30,988      0.00        1.35     1.59       31.23      31.48"
"       31-Dec-2002              1,468       9.11         9.12        13,390      0.00        1.35     1.59       -8.93      -8.87"

Roszel / Delaware Trend Portfolio
-------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              5,117 $    13.46 $      13.51  $     69,104      0.00 %      1.35%    1.59 %      9.78 %     9.99 %
"       31-Dec-2003              4,833      12.26        12.28        59,332      0.00        1.35     1.59       22.59      22.73"

Roszel / Lord Abbett Affiliated Portfolio
-------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004              2,518 $    13.12 $      13.17  $     33,148      0.35 %      1.35%    1.59 %      9.51 %     9.72 %
"       31-Dec-2003              2,680      11.98        12.00        32,124      0.00        1.35     1.59       19.82      19.95"

Roszel / PIMCO CCM Capital Appreciation Portfolio
--------------------------------------------------
                                                                            Investment         Expense              Total
                                             Unit Value          Net Assets   Income            Ratio               Return
                          Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
        31-Dec-2004             11,715 $    12.99 $      13.05  $    152,812      0.00 %      1.35%    1.59 %     11.01 %    11.22 %
"       31-Dec-2003             11,904      11.71        11.72       139,549      0.00        1.35     1.59       17.05      17.18"


7.CHARGES AND FEES

"  The  following table  is a listing of all expenses charged to the separate account.  Mortality and expense, rider and"
  administrative  charges may be assessed through a reduction in unit value or redemption of units or as fixed charges.

  Retirement Plus

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense charge                Daily - reduction of unit values        1/365 of 1.25% per day
  Administration charge                       Daily - reduction of unit values        1/365 of 0.10% per day
  Contract maintenance charge                 Annually - redemption of units          $40 at the end  of  each contract year if the
"                                                                                     contract  value is less than $50,000 and upon"
                                                                                      surrender  if  other  than  on  the  contract
                                                                                      anniversary
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
"                                                                                     charge  upon surrender, annuitization, death,"
                                                                                      or termination of the rider
  Guaranteed    minimum    income             Quarterly - redemption of units         0.40%  of the  contract  value at  the end of
" benefit  (""GMIB"")  provides the                                                   each  calendar  quarter  based  on  the  GMIB"
  future   ability   to   receive                                                     benefit base as of  the last business  day of
  guaranteed minimum payments                                                         each month within the calendar  quarter and a
                                                                                      pro rata amount  of this fee upon termination
                                                                                      of the rider
  Contingent    deferred    sales             Per incident - redemption of units      7% of premium withdrawn for year 0
  charge                                                                              6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      4% of premium withdrawn for year 3
                                                                                      3% of premium withdrawn for year 4
                                                                                      2% of premium withdrawn for year 5
                                                                                      1% of premium withdrawn for year 6
                                                                                      0% of premium withdrawn for year 7 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer   after   the  sixth
                                                                                      transfer in a contract year

  Retirement Power

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.59% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
"                                                                                     contract value, or premiums less withdrawals,"
"                                                                                      is less than $25,000"
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
"                                                                                     charge  upon surrender, annuitization, death,"
                                                                                      or termination of the rider
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year



  Retirement Optimizer

  Charge                                      When Charge Is Deducted                 Amount Deducted
  ------------------------------------------  --------------------------------------  ---------------------------------------------
  Mortality and expense risks and             Daily - reduction of unit values        1/365 of 1.55% per day
  administrative charge
  Contract maintenance charge                 Annually - redemption of units          $40 at the end of each contract year and upon
                                                                                      a  full withdrawal  only if  the  greater  of
"                                                                                     contract value, or premiums less withdrawals,"
"                                                                                      is less than $25,000"
  Estate enhancer charge provides             Annually - redemption of units          0.25% of  the average  contract  value at the
  coverage  in  addition  to that                                                     end  of  each  of  the  prior  four  contract
  provided by the death benefit                                                       quarters  and  a  pro  rata  amount  of  this
"                                                                                     charge  upon surrender, annuitization, death,"
                                                                                      or termination of the rider
  Contingent    deferred    sales             Per incident - redemption of units      6% of premium withdrawn for year 0
                                                                                      6% of premium withdrawn for year 1
                                                                                      5% of premium withdrawn for year 2
                                                                                      0% of premium withdrawn for year 3 or more
  Transfer fee                                Per incident - redemption of units      $25  for  each  transfer after   the  twelfth
                                                                                      transfer in a contract year


8. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2004 and 2003 were as follows:



                                      Domestic             Core               High              Large              Value
                                       Money               Bond             Current            Cap Core        Opportunities
                                       Market              V.I.              Income              V.I.               V.I.
                                      V.I Fund             Fund            V.I. Fund             Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003              37,214             33,433             15,248             19,456             16,685"
Activity during 2003:
"     Issued                                 15,308              9,477                836                289                980"
"     Redeemed                              (23,599)            (7,718)            (1,302)            (1,880)            (2,654)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003            28,923             35,192             14,782             17,865             15,011"
Activity during 2004:
"     Issued                                  8,084              3,023                104                253                319"
"     Redeemed                              (16,043)            (7,630)            (2,184)            (1,745)            (2,909)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004            20,964             30,585             12,702             16,373             12,421"
                                 ================== ================== ================== ================== ==================



                                      American           Global          Utilities and          Basic            Government
                                      Balanced          Allocation     Telecommunications       Value               Bond
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003               5,238             20,902              2,510             36,425             35,717"
Activity during 2003:
"     Issued                                      0              2,654                  0              1,916              1,489"
"     Redeemed                                 (849)            (1,087)              (405)            (4,086)           (13,329)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003             4,389             22,469              2,105             34,255             23,877"
Activity during 2004:
"     Issued                                      0              2,608                  0              2,565                368"
"     Redeemed                                 (713)              (966)              (356)            (5,644)            (6,175)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004             3,676             24,111              1,749             31,176             18,070"
                                 ================== ================== ================== ================== ==================



                                     Developing           Index              Global             Focus            Large Cap
                                  Capital Markets          500               Growth             Twenty             Value
                                        V.I.               V.I.               V.I.               V.I.               V.I.
                                        Fund               Fund               Fund               Fund               Fund
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003               2,543             22,860             10,257              2,873              6,809"
Activity during 2003:
"     Issued                                      0             10,798                201                230              1,645"
"     Redeemed                               (2,543)            (5,862)            (1,402)            (3,103)              (631)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003                 0             27,796              9,056                  0              7,823"
Activity during 2004:
"     Issued                                      0                997                465                  0              1,506"
"     Redeemed                                    0             (8,393)            (1,339)                 0               (769)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004                 0             20,400              8,182                  0              8,560"
                                 ================== ================== ================== ================== ==================


                                                                            Large                                Alliance-
                                    Fundamental       International           Cap             Alliance-          Bernstein
                                       Growth             Value              Growth           Bernstein          Large Cap
                                        V.I.               V.I.               V.I.              Quasar             Growth
                                        Fund               Fund               Fund            Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003              30,690             23,117              3,896              7,563             37,887"
Activity during 2003:
"     Issued                                  3,515              5,208              2,738                  6                667"
"     Redeemed                              (11,327)            (6,345)              (393)            (7,569)            (5,876)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003            22,878             21,980              6,241                  0             32,678"
Activity during 2004:
"     Issued                                  1,864              1,487             10,176                  0                209"
"     Redeemed                               (2,959)            (2,518)              (848)                 0            (13,343)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004            21,783             20,949             15,569                  0             19,544"
                                 ================== ================== ================== ================== ==================


                                     Alliance-
                                     Bernstein          Alliance-             MFS                                   MFS
                                     Growth and         Bernstein           Emerging             MFS             Investors
                                       Income           Technology           Growth            Research            Trust
                                     Portfolio          Portfolio            Series             Series             Series
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003               5,345                411             16,754             13,792              1,843"
Activity during 2003:
     Issued                                    291                800                417                  4                 19
"     Redeemed                               (1,398)              (383)            (2,988)           (13,796)            (1,862)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003             4,238                828             14,183                  0                  0"
Activity during 2004:
     Issued                                    468                306                445                  0                  0
"     Redeemed                               (1,450)              (341)            (2,942)                 0                  0"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004             3,256                793             11,686                  0                  0"
                                 ================== ================== ================== ================== ==================



                                     AIM V.I.           AIM V.I.           AIM V.I.
                                      Premier            Capital         International          Davis              Total
                                       Equity          Appreciation          Growth             Value              Return
                                        Fund               Fund               Fund            Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003              20,694              8,026              3,314             14,168             18,934"
Activity during 2003:
"     Issued                                    235                145              7,814              4,696             15,326"
"     Redeemed                               (3,890)            (1,260)            (8,219)            (1,245)            (7,288)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003            17,039              6,911              2,909             17,619             26,972"
Activity during 2004:
"     Issued                                     95              2,755                281              9,046              7,880"
"     Redeemed                               (4,127)            (1,725)              (642)            (2,955)            (5,386)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004            13,007              7,941              2,548             23,710             29,466"
                                 ================== ================== ================== ================== ==================

8. UNITS ISSUED AND REDEEMED (Continued)


                                                         Seligman           Delaware
                                        PEA             Small-Cap             VIP              Emerging
                                    Renaissance           Value              Trend              Growth            Comstock
                                     Portfolio          Portfolio            Series           Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003                   0              2,971              2,304              4,754                  0"
Activity during 2003:
     Issued                                      0                842                 48                377                  0
"     Redeemed                                    0             (2,007)            (2,352)            (1,233)                 0"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003                 0              1,806                  0              3,898                  0"
Activity during 2004:
"     Issued                                  2,289              1,517                  0                143              2,143"
"     Redeemed                               (1,583)            (1,827)                 0               (961)              (274)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004               706              1,496                  0              3,080              1,869"
                                 ================== ================== ================== ================== ==================


                                                                                                                  Roszel /
                                                                                              Federated          JP Morgan
                                         VP                 VP             Federated           Capital           Small Cap
                                   International          Ultra             Kaufmann         Appreciation          Growth
                                        Fund               Fund             Fund II            Fund II           Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003               5,042                  0                  0                  0              4,758"
Activity during 2003:
"     Issued                                    884                  0                  0                  0              1,401"
     Redeemed                                 (537)                 0                  0                  0               (222)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003             5,389                  0                  0                  0              5,937"
Activity during 2004:
"     Issued                                  1,593                587                662                100                481"
     Redeemed                                 (424)              (390)               (33)                (4)              (911)
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004             6,558                197                629                 96              5,507"
                                 ================== ================== ================== ================== ==================


                                      Roszel /           Roszel /           Roszel /           Roszel /
                                    Lord Abbett        Lord Abbett           PIMCO             Seligman           Roszel /
                                        Bond             Mid Cap           Small Cap           Mid Cap            Delaware
                                     Debenture            Value              Value              Growth             Trend
                                     Portfolio          Portfolio          Portfolio          Portfolio          Portfolio
(In thousands)                   ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at January 1, 2003                 138             10,841              5,803              1,468                  0"
Activity during 2003:
"     Issued                                  1,287              3,879              2,508              1,267              4,941"
"     Redeemed                                 (143)            (3,289)            (3,660)              (151)              (108)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2003             1,282             11,431              4,651              2,584              4,833"
Activity during 2004:
"     Issued                                    386              2,000              2,763              1,356                813"
"     Redeemed                                 (614)            (2,638)            (1,588)              (322)              (529)"
                                 ------------------ ------------------ ------------------ ------------------ ------------------

"Outstanding at December 31, 2004             1,054             10,793              5,826              3,618              5,117"
                                 ================== ================== ================== ================== ==================


                                      Roszel /           Roszel /
                                        Lord              PIMCO
                                       Abbett          CCM Capital
                                     Affiliated        Appreciation
                                     Portfolio          Portfolio
(In thousands)                   ------------------ ------------------

"Outstanding at January 1, 2003                   0                  0"
Activity during 2003:
"     Issued                                  3,304             12,148"
     Redeemed                                 (624)              (244)
                                 ------------------ ------------------

"Outstanding at December 31, 2003             2,680             11,904"
Activity during 2004:
"     Issued                                  1,523              1,780"
"     Redeemed                               (1,685)            (1,969)"
                                 ------------------ ------------------

"Outstanding at December 31, 2004             2,518             11,715"
                                 ================== ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS
MERRILL LYNCH LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contract and for Separate Accounts."


/s/ Deloitte & Touche, LLP
New York, New York
MARCH 2, 2005

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 2004 AND 2003
(Dollars in thousands, except common stock par value and shares)

ASSETS                                               2004             2003
------                                               ----             ----
INVESTMENTS:
FIXED MATURITY AVAILABLE-FOR-SALE SECURITIES,
AT ESTIMATED FAIR VALUE (AMORTIZED COST: 2004
- $1,978,713; 2003 - $2,108,310)                $    2,012,589    $    2,157,127
Equity available-for-sale securities, at
estimated fair value (cost: 2004 - $46,264;
2003 - $78,816)                                         50,103            82,469
Trading account securities, at estimated
fair value                                              27,996            26,186
Limited partnerships, at cost                           13,623            11,880
Policy loans on insurance contracts                  1,030,036         1,086,537
                                                --------------    --------------
     Total Investments                               3,134,347         3,364,199
CASH AND CASH EQUIVALENTS                               64,203            75,429
ACCRUED INVESTMENT INCOME                               57,646            63,565
DEFERRED POLICY ACQUISITION COSTS                      392,516           364,414
REINSURANCE RECEIVABLES                                  3,832             6,004
AFFILIATED RECEIVABLES - NET                             5,611                --
RECEIVABLES FROM SECURITIES SOLD                         3,021             1,349
OTHER ASSETS                                            36,186            36,245
SEPARATE ACCOUNTS ASSETS                            11,052,839        10,736,343
                                                --------------    --------------
TOTAL ASSETS                                    $   14,750,201    $   14,647,548
                                                ==============    ==============


See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS (CONTINUED)
AS OF DECEMBER 31, 2004 AND 2003
(Dollars in thousands, except common stock par value and shares)

LIABILITIES AND STOCKHOLDER'S EQUITY                   2004             2003
------------------------------------                   ----             ----
LIABILITIES:
  POLICYHOLDER LIABILITIES AND ACCRUALS:
     Policyholders' account balances               $   2,775,917  $    2,887,937
     Claims and claims settlement expenses                35,145         101,718
                                                   -------------  --------------
        Total Policyholder Liabilities and
        Accruals                                       2,811,062       2,989,655
  OTHER POLICYHOLDER FUNDS                                 7,224          12,915
  LIABILITY FOR GUARANTY FUND ASSESSMENTS                  7,056           7,139
  FEDERAL INCOME TAXES -- DEFERRED                        22,022          31,965
  FEDERAL INCOME TAXES -- CURRENT                         23,616          20,146
  PAYABLES FOR SECURITIES PURCHASED                        2,429             683
  AFFILIATED PAYABLES -- NET                                 --            2,365
  UNEARNED POLICY CHARGE REVENUE                         112,221         107,761
  OTHER LIABILITIES                                          266           3,480
  SEPARATE ACCOUNTS LIABILITIES                       11,052,839      10,730,601
                                                   -------------  --------------
        Total Liabilities                             14,038,735      13,906,710
                                                   -------------  --------------
STOCKHOLDER'S EQUITY:
  Common stock ($10 par value; authorized:
  1,000,000 shares; issued and outstanding:
  250,000 shares)                                          2,500           2,500
  Additional paid-in capital                             397,324         397,324
  Retained earnings                                      297,344         329,549
  Accumulated other comprehensive income                  14,298          11,465
                                                   -------------  --------------
        Total Stockholder's Equity                       711,466         740,838
                                                   -------------  --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY         $  14,750,201  $   14,647,548
                                                   =============  ==============

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)

                                              2004          2003           2002
                                              ----          ----           ----
REVENUES:
  Policy charge revenue                  $   236,695    $   228,878    $   239,030
  Net investment income                      157,080        174,662        207,064
  Net realized investment gains
  (losses)                                     3,999            987         (9,056)
                                         -----------    -----------    -----------
     Total Revenues                          397,774        404,527        437,038
                                         -----------    -----------    -----------
BENEFITS AND EXPENSES:
  Interest credited to policyholders'
  account balances                           119,804        128,958        141,373
  Market value adjustment expense              2,713          4,806          3,683
  Policy benefits (net of reinsurance
  recoveries: 2004 - $15,903 2003 -
  $17,641; 2002 - $14,620)                    54,282         64,631         58,060
  Reinsurance premium ceded                   25,197         22,599         23,131
  Amortization of deferred policy
  acquisition costs                            4,904         76,402        101,118
  Insurance expenses and taxes                57,560         52,092         48,527
                                         -----------    -----------    -----------
     Total Benefits and Expenses             264,460        349,488        375,892
                                         -----------    -----------    -----------
     Earnings Before Federal Income
     Tax Provision                           133,314         55,039         61,146
                                         -----------    -----------    -----------
FEDERAL INCOME TAX PROVISION
(BENEFIT):
  Current                                     37,334         67,516        (41,713)
  Deferred                                     3,285        (53,902)        55,301
                                         -----------    -----------    -----------
     Total Federal Income Tax
     Provision                                40,619         13,614         13,588
                                         -----------    -----------    -----------
EARNINGS BEFORE CHANGE IN ACCOUNTING
PRINCIPLE                                     92,695         41,425         47,558
                                         -----------    -----------    -----------
        Change in Accounting
        Principle, Net of Tax                (27,400)           --             --
                                         -----------    -----------    ----------
NET EARNINGS                             $    65,295    $    41,425    $    47,558
                                         ===========    ===========    ===========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)

                                          2004          2003          2002
                                          ----          ----          ----
NET EARNINGS                           $    65,295   $    41,425   $    47,558
                                       -----------   -----------   -----------
OTHER COMPREHENSIVE INCOME (LOSS):
  Net unrealized gains (losses) on
  available-for-sale securities:
     Net unrealized holding gains
     (losses) arising during the
     period                                (11,852)       46,905        (1,799)
     Reclassification adjustment for
     (gains) losses included in net
     earnings                               (2,562)        3,286        11,494
                                       -----------   -----------   -----------
        Total net unrealized gains
        (losses) on
        available-for-sale securities      (14,414)       50,191         9,695
     Adjustments for:
          Policyholder liabilities          19,033         6,302       (15,214)
          Deferred policy acquisition
          costs                               (260)       (3,455)            9
          Deferred federal income
          taxes                             (1,526)      (18,563)        1,928
                                       -----------   -----------   -----------
  Total other comprehensive income
  (loss), net of tax                         2,833        34,475        (3,582)
                                       -----------   -----------   -----------
COMPREHENSIVE INCOME                   $    68,128   $    75,900   $    43,976
                                       ===========   ===========   ===========

See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)


                                                               ACCUMULATED
                                    ADDITIONAL                    OTHER         TOTAL
                        COMMON        PAID-IN      RETAINED   COMPREHENSIVE STOCKHOLDER'S
                         STOCK        CAPITAL      EARNINGS   INCOME (LOSS)    EQUITY
                         -----        -------      --------   -------------    ------
BALANCE, JANUARY 1,
2002                   $   2,500     $ 347,324     $ 271,465    $ (19,428)    $ 601,861
  Net earnings                                        47,558                     47,558
  Cash dividend
  paid to parent                                     (30,899)                   (30,899)
  Other
  comprehensive
  loss, net of tax                                                 (3,582)       (3,582)
                       ---------     ---------     ---------    ---------     ---------
BALANCE, DECEMBER
31, 2002                   2,500       347,324       288,124      (23,010)      614,938
  Net earnings                                        41,425                     41,425
  Capital
  contribution from
  parent                                50,000                                   50,000
  Other
  comprehensive
  income, net of
  tax                                                              34,475        34,475
                       ---------     ---------     ---------    ---------     ---------
BALANCE, DECEMBER
31, 2003                   2,500       397,324       329,549       11,465       740,838
  Net earnings                                        65,295                     65,295
  Cash dividend
  paid to parent                                     (97,500)                   (97,500)
  Other
  comprehensive
  income, net of
  tax                                                               2,833         2,833
                       ---------     ---------     ---------    ---------     ---------
BALANCE, DECEMBER
31, 2004               $   2,500     $ 397,324     $ 297,344    $  14,298     $ 711,466
                       =========     =========     =========    =========     =========


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)


                                                       2004            2003            2002
                                                       ----            ----            ----
Cash Flows From Operating Activities:
  Net earnings                                      $  65,295       $  41,425       $  47,558
  Noncash items included in earnings:
     Change in accounting principle,
     net of tax                                        27,400              --              --
     Amortization of deferred policy
     acquisition costs                                  4,904          76,402         101,118
     Capitalization of policy
     acquisition costs                                (34,116)        (40,051)        (34,391)
     Amortization (accretion) of
     investments                                       10,863           9,883           2,406
     Interest credited to
     policyholders' account balances                  119,804         128,958         141,373
     Change in variable contract
     reserves                                          (1,706)             --              --
     Provision (benefit) for deferred
     Federal income tax                                 3,285         (53,902)         55,301
  (Increase) decrease in operating assets:
     Trading account securities                          (373)           (559)           (456)
     Accrued investment income                          5,919              38           6,281
     Federal income taxes -- current                       --          40,910         (40,910)
     Reinsurance receivables                            2,172           2,193           1,231
     Affiliated receivables -- net                     (5,611)             67             (67)
     Other                                                 59           1,154           4,513
  Increase (decrease) in operating liabilities:
     Claims and claims settlement
     expenses                                           2,648           3,192           3,506
     Other policyholder funds                          (5,691)          1,100          (2,424)
     Liability for guaranty fund
     assessments                                          (83)            (82)         (1,228)
     Federal income taxes -- current                    3,470          20,146          (4,726)
     Affiliated payables -- net                        (2,365)          2,365          (6,113)
     Unearned policy charge revenue                     4,460          (6,013)             98
     Other                                             (3,214)         (2,553)         (1,561)
  Other operating activities:
     Net realized investment (gains)
     losses                                            (3,999)           (987)          9,056
                                                    ---------       ---------       ---------
        Net cash and cash equivalents
        provided by operating
        activities                                  $ 193,121       $ 223,686       $ 280,565
                                                    ---------       ---------       ---------

See accompanying notes to financial statements.                      (Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(Dollars in thousands)


                                        2004            2003           2002
                                        ----            ----           ----
Cash Flow From Investing
Activities: Proceeds
from (payments for):
     Sales of
     available-for-sale
     securities                    $      212,732  $      312,514  $    817,498
     Maturities of
     available-for-sale
     securities                           353,824         533,534       360,062
     Purchases of
     available-for-sale
     securities                          (406,551)     (1,097,868)     (988,168)
     Sales of real estate
     held-for-sale                            --              --         22,900
     Sales of limited
     partnerships                           1,357             470           --
     Purchases of limited
     partnerships                          (3,100)           (200)         (880)
     Policy loans on insurance
     contracts                             56,501          57,126        50,815
     Recapture of investment
     in separate accounts                     --            3,015         1,785
     Investment in separate
     accounts                                 --             (304)       (3,554)
                                   --------------  --------------  ------------
        Net cash and cash
        equivalents provided
        by (used in) investing
        activities                        214,763        (191,713)      260,458
                                   --------------  --------------  ------------
Cash Flows From Financing
Activities:
  Proceeds from (payments for):
     Capital contribution
     received from (cash
     dividend paid to) parent             (97,500)         50,000       (30,899)
     Policyholder deposits
     (excludes internal policy
     replacement deposits)                730,643         936,437       640,103
     Policyholder withdrawals
     (including transfers from
     separate accounts)                (1,052,253)     (1,255,198)     (968,439)
                                   --------------  --------------  ------------
        Net cash and cash
        equivalents used in
        financing activities             (419,110)       (268,761)     (359,235)
                                   --------------  --------------  ------------
NET INCREASE (DECREASE) IN
CASH AND CASH EQUIVALENTS                 (11,226)       (236,788)      181,788
CASH AND CASH EQUIVALENTS
     Beginning of year                     75,429         312,217       130,429
                                   --------------  --------------  ------------
     End of year                   $       64,203  $       75,429  $    312,217
                                   ==============  ==============  ============
Supplementary Disclosure of
Cash Flow Information:
  Cash paid to affiliates for:
     Federal income taxes          $       33,864  $        6,460  $      3,923
     Interest                                 260             197           125


See accompanying notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    DESCRIPTION OF BUSINESS: Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

    The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

    BASIS OF REPORTING: The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

    The significant accounting policies and related judgments underlying the Company's financial statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

    For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

    Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

    REVENUE RECOGNITION: Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain benefit guarantees selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

    Revenues for variable life insurance contracts consist of policy charges for
    i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

    Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

    INVESTMENTS: The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

    For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

    Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations or equity positions that have a rating equivalent to Standard and Poor's (or similar rating agency) BB+ or lower.

    Investments in limited partnerships are carried at cost.

    Policy loans on insurance contracts are stated at unpaid principal balances.

    DEFERRED POLICY ACQUISITION COSTS ("DAC"): Certain policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "DAC unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

    Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

    During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                             2004             2003             2002
                             ----             ----             ----
Beginning balance        $    69,289      $    81,425      $    95,869
Interest accrued               5,197            6,107            7,190
Amortization                 (12,387)         (18,243)         (21,634)
                         -----------      -----------      -----------
Ending balance           $    62,099      $    69,289      $    81,425
                         ===========      ===========      ===========

    The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

2005            $ 5,045
2006            $ 5,875
2007            $ 5,629
2008            $ 5,612
2009            $ 5,831

    SEPARATE ACCOUNTS: The Company's Separate Accounts consist of variable annuities and variable life contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

    Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, policy administration and withdrawal charges associated with Separate Accounts products are included in revenue in the Statements of Earnings.

    POLICYHOLDERS' ACCOUNT BALANCES: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

Interest-sensitive life products            4.00%  -  4.85%
Interest-sensitive deferred annuities       1.00%  -  7.40%
Immediate annuities                         3.00%  -  11.00%

    These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

    CLAIMS AND CLAIMS SETTLEMENT EXPENSES: Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

    INCOME TAXES: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

    The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized. See Note 6 to the Financial Statements for further information.

    The Company is generally subject to taxes on premiums and, in substantially all states, is exempt from state income taxes.

    UNEARNED POLICY CHARGE REVENUE: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

    ACCOUNTING PRONOUNCEMENTS: On January 1, 2004, the Company adopted the provisions of Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 requires the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that is different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in DAC resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle. For the year ended December 31, 2004, the changes in policyholder liabilities related to SOP 03-1, excluding the change in accounting principle, did not have a material impact on the Company's Statements of Earnings.

    SOP 03-1 also addresses the financial statement treatment of the Company's investment in the Separate Accounts (i.e. seed money investments). SOP 03-1 requires seed money investments to be reported as a General Account asset rather than as a component of Separate Accounts assets. Accordingly, the Company's seed money investment of $121 at December 31, 2004 is reported as an available-for-sale equity security.

    SOP 03-1 requires new disclosures regarding the Company's Separate Accounts and insurance contracts containing guarantee provisions. See Note 5 to the Financial Statements for these disclosures.

    In March 2004, the Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments. EITF 03-1 requires that when the fair value of an investment security is less than its carrying value, an impairment exists for which the determination must be made as to whether the impairment is other-than-temporary. The EITF 03-1 impairment model applies to all investment securities accounted for under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to investment securities accounted for under the cost method to the extent an impairment indicator exists. Under the guidance, the determination of whether an impairment is other-than-temporary and therefore would result in a recognized loss depends on market conditions and management's intent and ability to hold the securities with unrealized losses. In September 2004, the Financial Accounting Standards Board ("FASB") approved FASB Staff Position EITF 03-1, which defers the effective date for recognition and measurement guidance contained in EITF 03-1 until certain issues are resolved. The impact on the Company's Financial Statements will be determined when the final EITF 03-1 is issued. The Company will adopt the guidance at the time it is issued. The Company previously implemented the disclosure requirements of EITF 03-1 in its 2003 Financial Statements. See
    Note 3 to the Financial Statements for additional information.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

    Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                   2004              2003
                                                   ----              ----
Assets:
  Fixed maturity securities (1)              $   2,012,589     $    2,157,127
  Equity securities (1)                             50,103             82,469
  Trading account securities (1)                    27,996             26,186
  Limited partnerships (2)                          13,623             11,880
  Policy loans on insurance contracts (3)        1,030,036          1,086,537
  Cash and cash equivalents (4)                     64,203             75,429
  Separate Accounts assets (5)                  11,052,839         10,736,343
                                             -------------     --------------
Total assets                                 $  14,251,389     $   14,175,971
                                             =============     ==============
Liabilities:
  Policyholders' account balances            $   2,775,917     $    2,887,937
                                             =============     ==============

(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value, having an amortized cost of $219,866 and $262,302, had an estimated fair value of $227,109 and $270,731, respectively.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in Separate Accounts are carried at the net asset value provided by the fund managers.

NOTE 3. INVESTMENTS

    The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                     2004
                             --------------------------------------------------
                                COST/         GROSS       GROSS      ESTIMATED
                              AMORTIZED     UNREALIZED  UNREALIZED     FAIR
                                 COST         GAINS       LOSSES       VALUE
                                 ----         -----       ------       -----
Fixed maturity securities:
  Corporate debt
  securities                 $  1,883,260   $   40,768   $  8,644   $  1,915,384
  U.S. Government
  and agencies                     52,439        1,143        395         53,187
  Mortgage-backed
  securities                       21,260          762         36         21,986
  Foreign
  governments                      19,373          419        214         19,578
  Municipals                        2,381           73        --           2,454
                             ------------   ----------   --------   ------------
Total fixed
maturity securities          $  1,978,713   $   43,165   $  9,289   $  2,012,589
                             ============   ==========   ========   ============
Equity securities:
  Non-redeemable
  preferred stocks                 46,160        3,835         13         49,982
  Investment in
  Separate Accounts                   104           17        --             121
                             ------------   ----------   --------   ------------
Total equity
securities                   $     46,264   $    3,852   $     13   $     50,103
                             ============   ==========   ========   ============


                                                    2003
                             ----------------------------------------------------
                                 COST/        GROSS       GROSS       ESTIMATED
                              AMORTIZED    UNREALIZED   UNREALIZED      FAIR
                                 COST         GAINS       LOSSES        VALUE
                                 ----         -----       ------        -----
Fixed maturity securities:
  Corporate debt
  securities                 $  2,003,958   $  59,352   $   12,349   $  2,050,961
  U.S. Government
  and agencies                     69,346       1,752          646         70,452
  Mortgage-backed
  securities                       18,999       1,329            1         20,327
  Foreign
  governments                      11,953         345        1,106         11,192
  Municipals                        4,054         141          --           4,195
                             ------------   ---------   ----------   ------------
Total fixed
maturity securities          $  2,108,310   $  62,919   $   14,102   $  2,157,127
                             ============   =========   ==========   ============
Equity securities:
  Non-redeemable
  preferred stocks           $     78,816   $   3,916   $      263   $     82,469
                             ============   =========   ==========   ============


Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31 were:


                                                                                      2004
                                           -----------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS             MORE THAN 12 MONTHS                    TOTAL
                                           -----------------------------------------------------------------------------------------
                                           ESTIMATED       UNREALIZED      ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED
                                           FAIR VALUE        LOSSES        FAIR VALUE        LOSSES        FAIR VALUE        LOSSES
                                           ----------        ------        ----------        ------        ----------        ------
Fixed maturity securities:
  Corporate debt
  securities                                $550,989        $  4,941        $ 90,768        $  3,704        $641,757        $  8,645
  U.S. Government
  and agencies                                17,025             192          10,824             203          27,849             395
  Foreign
  governments                                 16,276             214              --              --          16,276             214
  Mortgage-backed
  securities                                   9,521              35              89              --           9,610              35
Equity securities:
  Non-redeemable
  preferred stocks                               508              13              --              --             508              13
                                            --------        --------        --------        --------        --------        --------
Total temporarily
impaired securities                         $594,319        $  5,395        $101,681        $  3,907        $696,000        $  9,302
                                            ========        ========        ========        ========        ========        ========

                                                                                      2003
                                           ----------------------------------------------------------------------------------------
                                              LESS THAN 12 MONTHS             MORE THAN 12 MONTHS                    TOTAL
                                           ----------------------------------------------------------------------------------------
                                           ESTIMATED        UNREALIZED       ESTIMATED      UNREALIZED       ESTIMATED    UNREALIZED
                                           FAIR VALUE         LOSSES        FAIR VALUE        LOSSES        FAIR VALUE       LOSSES
                                           ----------         ------        ----------        ------        ----------       ------
Fixed Maturity
Securities:
  Corporate debt
  securities                               $  365,765       $  5,934       $   93,749       $  6,415        $459,514        $ 12,349
  U.S. Government
  and agencies                                 18,458            646              --              --          18,458             646
  Foreign
  governments                                   7,873          1,106              --              --           7,873           1,106
  Mortgage-backed
  securities                                      --             --                93              1              93               1
Equity securities:
  Non-redeemable
  preferred stocks                                --             --             6,909            263           6,909             263
                                           ----------       --------       ----------       --------       ----------      --------
Total temporarily
impaired securities                        $  392,096       $  7,686       $  100,751       $  6,679        $492,847       $  14,365
                                           ==========       ========       ==========       ========       ==========      ========

    Unrealized losses primarily relate to corporate debt securities rated BBB or higher and are due to price fluctuations resulting from changes in interest rates and credit spreads. These investments are not considered other-than-temporarily impaired since based on the most recent available information the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

    The Company recorded realized investment losses due to other-than-temporary declines in fair value of $2,129, $9,139 and $23,997 for the years ended December 31, 2004, 2003 and 2002, respectively.

    The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:


                                                           2004
                                            -----------------------------------
                                              AMORTIZED              ESTIMATED
                                                COST                FAIR VALUE
                                                ----                ----------
Fixed maturity securities:
  Due in one year or less                   $    129,776           $    130,671
  Due after one year through five years        1,280,578              1,294,717
  Due after five years through ten years         452,086                465,924
  Due after ten years                             95,013                 99,291
                                            ------------           ------------
                                               1,957,453              1,990,603
  Mortgage-backed securities                      21,260                 21,986
                                            ------------           ------------
Total fixed maturity securities             $  1,978,713           $  2,012,589
                                            ============           ============

                                                           2003
                                            ------------------------------------
                                              AMORTIZED              ESTIMATED
                                                COST                FAIR VALUE
                                                ----                ----------
Fixed maturity securities:
  Due in one year or less                   $    201,721           $    204,855
  Due after one year through five years        1,302,540              1,332,162
  Due after five years through ten years         430,129                444,803
  Due after ten years                            154,921                154,980
                                            ------------           ------------
                                               2,089,311              2,136,800
  Mortgage-backed securities                      18,999                 20,327
                                            ------------           ------------
Total fixed maturity securities             $  2,108,310           $  2,157,127
                                            ============           ============

    Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                      2004
                                         ------------------------------
                                           AMORTIZED         ESTIMATED
                                             COST           FAIR VALUE
                                             ----           ----------
AAA                                      $    291,059      $    293,009
AA                                            318,463           320,592
A                                             662,445           671,547
BBB                                           686,698           706,358
Below investment grade                         20,048            21,083
                                         ------------      ------------
Total fixed maturity securities          $  1,978,713      $  2,012,589
                                         ============      ============

                                                      2003
                                         ------------------------------
                                           AMORTIZED         ESTIMATED
                                             COST           FAIR VALUE
                                             ----           ----------
AAA                                      $    445,444      $    452,068
AA                                            225,214           225,586
A                                             633,833           648,769
BBB                                           703,750           732,823
Below investment grade                        100,069            97,881
                                         ------------      ------------
Total fixed maturity securities          $  2,108,310      $  2,157,127
                                         ============      ============


    The Company has recorded certain adjustments to DAC and policyholders' account balances in connection with unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive income, net of taxes. The components of net unrealized gains (losses) included in accumulated other comprehensive income at December 31 were as follows:

                                                  2004           2003
                                                  ----           ----
Assets:
  Fixed maturity securities                    $   33,876    $   48,817
  Equity securities                                 3,839         3,653
  DAC                                                 --            260
  Separate Accounts assets                            --           (341)
                                               ----------    ----------
                                                   37,715        52,389
Liabilities:
  Policyholders' account balances                  15,717        34,750
  Federal income taxes - deferred                   7,700         6,174
                                               ----------    ----------
                                                   23,417        40,924
Stockholder's equity:
  Accumulated other comprehensive income       $   14,298    $   11,465
                                               ==========    ==========


    Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were:

                                           2004           2003            2002
                                        ----------     ----------     ----------
Proceeds                                $  212,732     $  312,514     $  817,498
Gross realized investment gains              7,927         13,380         37,899
Gross realized investment losses             5,365         16,071         48,294


    The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $66,006, $65,451 and $140,742 for the years ended December 31, 2004, 2003 and 2002, respectively.

    The Company had investment securities with a carrying value of $25,068 and $25,570 that were deposited with insurance regulatory authorities at December 31, 2004 and 2003, respectively.

    Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

    Net investment income by source for the years ended December 31 was as follows:

                                         2004            2003           2002
                                         ----            ----           ----
Fixed maturity securities            $    97,750     $   107,940    $   128,962
Equity securities                          5,199           9,162         12,624
Real estate held-for-sale                    --              --           3,220
Limited partnerships                          30              28             24
Policy loans on insurance contracts       55,243          58,157         61,390
Cash and cash equivalents                  2,059           2,155          2,912
Other                                        374             233          1,200
                                     -----------     -----------    -----------
Gross investment income                  160,655         177,675        210,332
Less investment expenses                  (3,575)         (3,013)        (3,268)
                                     -----------     -----------    -----------
Net investment income                $   157,080     $   174,662    $   207,064
                                     ===========     ===========    ===========


    Net realized investment gains (losses), for the years ended December 31 were as follows:

                                             2004        2003          2002
                                             ----        ----          ----
 Fixed maturity securities                $  1,628    $   (1,167)   $  (11,416)
 Equity securities                             934          (395)        1,021
 Trading account securities                  1,437         3,678        (2,143)
 Real estate held-for-sale                     --            --          3,453
 Investment in Separate Accounts               --         (1,129)           29
                                          --------    ----------    ----------
 Net realized investment gains (losses)   $  3,999    $      987    $   (9,056)
                                          ========    ==========    ==========


    The Company maintains a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings gains (losses) on trading account securities included in net realized investment gains (losses) were ($359), $1,663 and ($515) at December 31, 2004, 2003 and 2002, respectively.

NOTE 4. DAC

    The components of amortization of DAC for the years ended December 31 were as follows:

                                           2004           2003          2002
                                           ----           ----          ----
Normal amortization related to
variable life insurance and annuity
insurance contracts                    $    46,230     $  54,549     $   74,107
DAC unlocking                              (41,326)       21,853         27,011
                                       -----------     ---------     ----------
Total amortization of DAC              $     4,904     $  76,402     $  101,118
                                       ===========     =========     ==========


    During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the Company's variable annuity separate accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

NOTE 5. SEPARATE ACCOUNTS

    VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEES

    The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed minimum income benefit ("GMIB"). In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals. In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised. The Company began offering GMIB benefits in 2002.

    At December 31, 2004, the Company had the following variable annuity contracts containing guarantees:

                                                   GMDB           GMIB
                                                   ----           ----
Net amount at risk                             $  1,057,678(1)     $ --(2)
Average attained age of contract
owners                                                   67          58
Weighted average period remaining
until expected annuitization                            n/a       9 yrs


      (1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

      (2) Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner determined in accordance with the terms of the contract in excess of the contract owners' account balance at the balance sheet date.

    The Company has recorded liabilities for contracts containing guarantees as a component of policyholder liabilities in the December 31, 2004 Balance Sheet. Prior to the adoption of SOP 03-1, the Company's liability was $69,221 and was included as a component of claims and claims settlement expenses in the December 31, 2003 Balance Sheet. Changes in these guarantee liabilities are included as a component of policy benefits in the Statements of Earnings. The variable annuity liability for each type of guarantee at December 31, 2004 was as follows:

                                                   GMDB           GMIB
                                                   ----           ----
Balance at January 1, 2004                     $   108,702       $   --
Incurred guarantee benefits                         28,421           587
Paid guarantee benefits                            (30,901)          --
                                               -----------       ------
Balance at December 31, 2004                   $   106,222       $   587
                                               ===========       =======


    The GMDB liability is determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC.

    At December 31, 2004, contract owners' account balances by mutual fund class for contracts containing each type of guarantee were distributed as follows:

                                            MONEY
                                            MARKET                BOND              EQUITY             BALANCED             TOTAL
                                            ------                ----              ------             --------             -----
GMDB only                                 $  271,469           1,470,963           4,555,552             671,860          $6,969,844
GMIB and GMDB (3)                         $   37,601             278,840             929,006             148,416          $1,393,863
                                          ----------           ---------          ----------          ----------          ----------
Total                                     $  309,070           1,749,803           5,484,558             820,276          $8,363,707
                                          ==========           =========          ==========          ==========          ==========


      (3)   All variable annuity contracts with GMIB provisions include a GMDB.

    VARIABLE LIFE CONTRACTS CONTAINING GUARANTEES

    The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

    The Company has recorded liabilities for contracts containing guarantees as a component of policyholder liabilities in the Balance Sheets. Changes in the guarantee liability are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2004 was $1,980. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

    At December 31, 2004, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                              MONEY
                              MARKET              BOND              EQUITY            BALANCED              OTHER           TOTAL
                              ------              ----              ------            --------              -----           -----
GMDB                       $  277,415            415,743            997,103            990,099              8,772         $2,689,132


NOTE 6. FEDERAL INCOME TAXES

    The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended
    December:

                                             2004          2003          2002
                                             ----          ----          ----
Provision for income taxes computed at
Federal statutory rate                   $   46,660    $   19,264    $   21,401
Increase (decrease) in income taxes
resulting from:
  Dividend received deduction                (6,635)       (3,478)       (7,782)
  Foreign tax credit                            594        (2,172)          (31)
                                         ----------    ----------    ----------
Federal income tax provision             $   40,619    $   13,614    $   13,588
                                         ==========    ==========    ==========


    The Federal statutory rate for each of the three years ended December 31 was 35%.

    The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                            2004          2003          2002
DAC(1)                                   $   15,013    $   (8,582)   $  (18,789)
Liability for guaranty fund
assessments                                      29            29           430
Investment adjustments                       (1,959)          488           980
Policyholders' account balances(2)           (9,798)      (45,837)       72,680
                                         ----------    ----------    ----------
Deferred Federal income tax
provision (benefit)                      $    3,285    $  (53,902)   $   55,301
                                         ==========    ==========    ==========


      (1) The 2004 amount excludes a deferred tax benefit of $297 related to the adoption of SOP 03-1, as described in Note 1.

      (2) The 2004 amount excludes a deferred tax benefit of $14,457 related to the adoption of SOP 03-1, as described in Note 1.

    Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                           2004          2003
                                                           ----          ----
Deferred tax assets:
  Policyholders' account balances                      $   91,070    $    66,815
  Investment adjustments                                    2,944            985
  Liability for guaranty fund assessments                   2,469          2,498
                                                       ----------    -----------
Total deferred tax assets                                  96,483         70,298
                                                       ----------    -----------
Deferred tax liabilities:
  DAC                                                     106,817         92,101
  Net unrealized investment gain on investment
  securities                                                7,700          6,174
  Other                                                     3,988          3,988
                                                       ----------    -----------
Total deferred tax liabilities                            118,505        102,263
                                                       ----------    -----------
Net deferred tax liability                             $   22,022    $    31,965
                                                       ==========    ===========

    The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 7. REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

    Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $588 that can be drawn upon for delinquent reinsurance recoverables.

    As of December 31, 2004 the Company had the following life insurance inforce:

                                                                    PERCENTAGE
                                CEDED TO    ASSUMED                 OF AMOUNT
                    GROSS         OTHER    FROM OTHER      NET      ASSUMED TO
                    AMOUNT      COMPANIES  COMPANIES      AMOUNT       NET
                    ------      ---------  ---------      ------       ---

Life insurance
inforce          $ 11,083,761  $ 3,230,380  $ 1,055    $ 7,854,436     0.01%


    For variable annuity contracts issued prior to June 2001, the Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system.

    In addition, the Company seeks to limit its exposure to guaranteed features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2004, 95% and 17% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 8. RELATED PARTY TRANSACTIONS

    The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $33,164, $33,518 and $34,428 for 2004, 2003 and 2002, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $260, $197 and $125 for 2004, 2003 and 2002, respectively. Intercompany interest is included in net investment income.

    The Company and Merrill Lynch Investment Managers, L.P. ("MLIM") are parties to a service agreement whereby MLIM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLIM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,821, $1,845 and $1,787 for 2004, 2003 and 2002, respectively.

    MLIG has entered into agreements with MLIM and Roszel Advisors, LLC, a subsidiary of MLIG (collectively, "Affiliated Investment Advisors"), with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Mercury Variable Trust, and MLIG Variable Insurance Trust (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, the Affiliated Investment Advisors pay MLIG an amount equal to a percentage of the assets invested in the Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation in the amount of $20,243, $18,471 and $19,677 during 2004, 2003 and 2002, respectively.

    The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $56,506, $60,686 and $43,099 for 2004, 2003 and 2002, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

    While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 9. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

    During 2004 and 2002, the Company paid cash dividends of $97,500 and $30,899, respectively, to MLIG, of which $29,322 and $30,899, respectively, were ordinary dividends. During 2003, the Company did not pay a dividend and received a $50,000 capital contribution from MLIG.

    Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, future policy benefit reserves are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

    The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

    Statutory capital and surplus at December 31, 2004 and 2003, were $284,765 and $295,722, respectively. At December 31, 2004 and 2003, approximately $28,227 and $29,322, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the Arkansas Insurance Department.

    The Company's statutory net income (loss) for 2004, 2003 and 2002 was $79,115, $98,570 and ($140,955), respectively. The statutory net loss incurred during 2002 was primarily due to establishing additional policy benefit reserves.

    During 2002, the Company established $144,000 in statutory reserves to support its cashflow testing analysis required by state insurance regulation. As a result, statutory capital and surplus was significantly reduced from December 2001, but remained in excess of regulatory capital requirements. However, due to the inherent volatility in statutory earnings, the Company received a $50,000 capital contribution from MLIG during the first quarter 2003.

    The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 2004 and 2003, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 10. COMMITMENTS AND CONTINGENCIES

    State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2004 and 2003, the Company's estimated liability for future guaranty fund assessments was $7,056 and $7,139, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

    During 2000, the Company committed to participate in a limited partnership. As of December 31, 2004, $7,400 had been advanced towards the Company's $10,000 commitment to the limited partnership. The contractual commitment expires June 2006.

    In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

NOTE 11. SEGMENT INFORMATION

    In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity contract owner liabilities.

    The following table summarizes each business segment's contribution to the consolidated amounts.

                                                    2004
                       --------------------------------------------------------------
                          LIFE
                        INSURANCE        ANNUITIES          OTHER           TOTAL
                        ---------        ---------          -----           -----
Policy charge
revenue                $     85,645     $    151,050     $         --    $    236,695
Net interest spread(1)       11,630           16,764            8,882          37,276
Net realized
investment gains
(losses)                        (79)           2,515            1,563           3,999
                       ------------     ------------     ------------    ------------
Net revenues                 97,196          170,329           10,445         277,970
                       ------------     ------------     ------------    ------------
Market value
adjustment expense               --            2,713               --           2,713
Policy benefits              25,405           28,877               --          54,282
Reinsurance premium
ceded                        20,498            4,699               --          25,197
Amortization of DAC          10,495           (5,591)              --           4,904
Insurance expenses
and taxes                     8,726           48,834               --          57,560
                       ------------     ------------     ------------    ------------
Net benefits and
expenses                     65,124           79,532               --         144,656
                       ------------     ------------     ------------    ------------
Earnings before
federal income tax
provision                    32,072           90,797           10,445         133,314
                       ------------     ------------     ------------    ------------
Federal income tax
provision                     7,381           29,582            3,656          40,619
                       ------------     ------------     ------------    ------------
Earnings before
change in
accounting
principle                    24,691           61,215            6,789          92,695
                       ------------     ------------     ------------    ------------
Change in
accounting
principle, net of
tax                          (1,185)         (26,215)              --         (27,400)
                       ------------     ------------     ------------    ------------
Net earnings           $     23,506     $     35,000     $      6,789    $     65,295
                       ============     ============     ============    ============
Balance Sheet
Information:
Total assets           $  4,827,192     $  9,752,836     $    170,173    $ 14,750,201
DAC                         170,192          222,324               --         392,516
Policyholder
liabilities and
accruals                  1,829,825          981,237               --       2,811,062
Other policyholder
funds                         3,965            3,259               --           7,224

                                                  2003
                       --------------------------------------------------------
                          LIFE
                        INSURANCE      ANNUITIES         OTHER         TOTAL
                        ---------      ---------         -----         -----
Policy charge
revenue                $    98,503     $   130,371    $         4    $   228,878
Net interest spread(1)      14,823          25,887          4,994         45,704
Net realized
investment gains
(losses)                    (7,327)          4,497          3,817            987
                       -----------     -----------    -----------    -----------
Net revenues               105,999         160,755          8,815        275,569
                       -----------     -----------    -----------    -----------
Market value
adjustment expense              --           4,806             --          4,806
Policy benefits             18,238          46,393             --         64,631
Reinsurance premium
ceded                       21,337           1,262             --         22,599
Amortization of DAC         31,467          44,935             --         76,402
Insurance expenses
and taxes                    8,192          43,900             --         52,092
                       -----------     -----------    -----------    -----------
Net benefits and
expenses                    79,234         141,296             --        220,530
                       -----------     -----------    -----------    -----------
Earnings before
federal income tax
provision                   26,765          19,459          8,815         55,039
                       -----------     -----------    -----------    -----------
Federal income tax
provision                    5,778           4,751          3,085         13,614
                       -----------     -----------    -----------    -----------
Net earnings           $    20,987     $    14,708    $     5,730    $    41,425
                       ===========     ===========    ===========    ===========
Balance Sheet
Information:
Total assets           $ 5,036,572     $ 9,438,256    $   172,720    $14,647,548
DAC                        178,918         185,496             --        364,414
Policyholder
liabilities and
accruals                 1,916,761       1,072,894             --      2,989,655
Other policyholder
funds                        6,213           6,702             --         12,915

                                                        2002
                       ---------------------------------------------------------------
                          LIFE
                        INSURANCE        ANNUITIES          OTHER            TOTAL
                        ---------        ---------          -----            -----
Policy charge
revenue                $    100,522     $    138,510     $         (2)    $    239,030
Net interest spread(1)       24,791           34,444            6,456           65,691
Net realized
investment losses            (2,087)            (997)          (5,972)          (9,056)
                       ------------     ------------     ------------     ------------
Net revenues                123,226          171,957              482          295,665
                       ------------     ------------     ------------     ------------
Market value
adjustment expense               --            3,683               --            3,683
Policy benefits              19,632           38,428               --           58,060
Reinsurance premium
ceded                        22,883              248               --           23,131
Amortization of DAC          41,190           59,928               --          101,118
Insurance expenses
and taxes                     7,602           40,925               --           48,527
                       ------------     ------------     ------------     ------------
Net benefits and
expenses                     91,307          143,212               --          234,519
                       ------------     ------------     ------------     ------------
Earnings before
federal income tax
provision                    31,919           28,745              482           61,146
                       ------------     ------------     ------------     ------------
Federal income tax
provision                     8,734            4,685              169           13,588
                       ------------     ------------     ------------     ------------
Net earnings           $     23,185     $     24,060     $        313     $     47,558
                       ============     ============     ============     ============
Balance Sheet
Information:
Total assets           $  4,970,748     $  8,110,326     $     14,820     $ 13,095,894
DAC                         211,999          192,221               --          404,220
Policyholder
liabilities and
accruals                  2,005,718        1,176,850               --        3,182,568
Other policyholder
funds                         4,995            6,820               --           11,815



      (1) Management considers investment income net of interest credited to contract owners' account balances in evaluating results.

    The following table summarizes the Company's net revenues by contract type for 2004, 2003 and 2002:

                                          2004           2003            2002
                                          ----           ----            ----
Life Insurance:
  Variable life                        $   85,999     $   97,002      $  102,603
  Interest-sensitive whole life            11,197          8,997          20,623
                                       ----------     ----------      ----------
Total Life Insurance                       97,196        105,999         123,226
                                       ----------     ----------      ----------
Annuities:
  Variable annuities                      159,528        139,577         139,210
  Interest-sensitive annuities             10,801         21,178          32,747
                                       ----------     ----------      ----------
Total Annuities                           170,329        160,755         171,957
                                       ----------     ----------      ----------
Other                                      10,445          8,815             482
                                       ----------     ----------      ----------
Net Revenues                           $  277,970     $  275,569      $  295,665
                                       ==========     ==========      ==========



                                    * * * * *

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                 Separate Account A as of December 31, 2004; and for the two
                 years ended December 31, 2004; and the Notes relating
                 thereto appear in the Statement of Additional Information.
      (2)       Financial Statements of Merrill Lynch Life Insurance Company
                 for the three years ended December 31, 2004; and the Notes relating thereto appear in the Statement of Additional
                 Information.
(b)  Exhibits
      (1)       Resolution of the Board of Directors of Merrill Lynch Life
                 Insurance Company establishing the Merrill Lynch Life
                 Variable Annuity Separate Account A. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 10
                 to Form N-4, Registration No. 33-43773 Filed December 10,
                 1996.)
      (2)       Not Applicable.
      (3)       Underwriting Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch, Pierce, Fenner & Smith
                 Incorporated. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
      (4) (a)   Form of Contract for the Flexible Premium Individual
                 Deferred Variable Annuity (Return of Premium).
                 (Incorporated by reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-118362 Filed
                 August 19, 2004.)
          (b)   Form of Contract for the Flexible Premium Individual
                 Deferred Variable Annuity (Contract Value). (Incorporated
                 by reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-118362 Filed August 19, 2004.)
          (c)   Return of Premium NAIC Model Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (d)   Return of Premium Fixed Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (e)   Contract Value NAIC Model Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (f)   Contract Value Fixed Non-Forfeiture Interest Rate Schedule
                 Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (g)   Guaranteed Minimum Income Benefit Endorsement and Schedule
                 Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (h)   Return of Premium Guaranteed Minimum Death Benefit
                 Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-118362 Filed August 19, 2004.)
          (i)   Maximum Anniversary Value Guaranteed Minimum Death Benefit
                 Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-118362 Filed August 19, 2004.)


          (j)   Roll-Up Guaranteed Minimum Death Benefit Endorsement and
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (k)   Greater of Maximum Anniversary Value and Roll-Up Guaranteed
                 Minimum Death Benefit Endorsement and Schedule Pages.
                 (Incorporated by reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-118362 Filed
                 August 19, 2004.)
          (l)   Additional Death Benefit Endorsement and Schedule Pages.
                 (Incorporated by reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-118362 Filed
                 August 19, 2004.)
          (m)   Bonus Endorsement and Schedule Pages. (Incorporated by
                 reference to Registrant's Pre-Effective Amendment No. 1 to
                 Form N-4, Registration No. 333-118362 Filed January 31,
                 2005.)
          (n)   Spousal Beneficiary Continuation Endorsement (Incorporated
                 by reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-118362 Filed August 19, 2004.)
      (5)       Form of Application for the Flexible Premium Individual
                 Deferred Variable Annuity. (Incorporated by reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-118362 Filed August 19, 2004.)
      (6) (a)   Articles of Amendment, Restatement and Redomestication of
                 the Articles of Incorporation of Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 10 to Form N-4,
                 Registration No. 33-43773 Filed December 10, 1996.)
          (b)   Amended and Restated By-Laws of Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
      (7)       Not Applicable.
      (8) (a)   Amended General Agency Agreement. (Incorporated by Reference
                 to Registrant's Post-Effective Amendment No. 5 to Form N-4,
                 Registration No. 33-43773 Filed April 28, 1994.)
          (b)   Indemnity Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Life Agency, Inc. (Incorporated
                 by Reference to Registrant's Post-Effective Amendment No.
                 10 to Form N-4, Registration No. 33-43773 Filed December
                 10, 1996.)
          (c)   Management Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch Asset Management, Inc.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 10 to Form N-4, Registration No. 33-43773
                 Filed December 10, 1996.)
          (d)   Agreement Between Merrill Lynch Life Insurance Company and
                 Merrill Lynch Variable Series Funds, Inc. Relating to
                 Maintaining Constant Net Asset Value for the Domestic Money
                 Market Fund. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
          (e)   Agreement Between Merrill Lynch Life Insurance Company and
                 Merrill Lynch Variable Series Funds, Inc. Relating to
                 Valuation and Purchase Procedures. (Incorporated by
                 Reference to Registrant's Post Effective Amendment No. 10
                 to Form N-4, Registration No. 33-43773 Filed December 10,
                 1996.)
          (f)   Amended Service Agreement Between Merrill Lynch Life
                 Insurance Company and Merrill Lynch Insurance Group, Inc.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 5 to Form N-4, Registration No. 33-43773
                 Filed April 28, 1994.)


          (g)   Reimbursement Agreement Between Merrill Lynch Asset
                 Management, L.P. and Merrill Lynch Life Agency, Inc.
                 (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 10 to Form N-4, Registration No. 33-43773
                 Filed December 10, 1996.)
          (h)   Amendment to the Reimbursement Agreement Between Merrill
                 Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                 Inc. (Incorporated by Reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-90243 Filed November 3, 1999.)
          (i)   Agreement between Merrill Lynch Life Insurance Company and
                 Merrill Lynch Series Fund, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration
                 Statement filed by Merrill Lynch Variable Life Separate
                 Account on Form S-6 (File No. 33-55472).)
          (j)   Form of Participation Agreement Between Merrill Lynch
                 Variable Series Funds, Inc. and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 10 to Form N-4,
                 Registration No. 33-43773 Filed December 10, 1996.)
          (k)   Amendment to the Participation Agreement Between Merrill
                 Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-90243 Filed November 3, 1999.)
          (l)   Participation Agreement By And Among AIM Variable Insurance
                 Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                 Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 11 to Form N-4,
                 Registration No. 33-43773 Filed April 23, 1997.)
          (m)   Amendment to the Participation Agreement By And Among AIM
                 Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                 Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (n)   Form of Participation Agreement Among Merrill Lynch Life
                 Insurance Company, Alliance Capital Management L.P., and
                 Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                 N-4, Registration No. 33-43773 Filed December 10, 1996.)
          (o)   Amendment to the Participation Agreement Among Merrill Lynch
                 Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                 (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed
                 November 3, 1999.)
          (p)   Amendment to the Participation Agreement Among Merrill Lynch
                 Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                 (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed
                 November 3, 1999.)
          (q)   Amendment to the Participation Agreement Among Merrill Lynch
                 Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                 (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed
                 November 3, 1999.)
          (r)   Form of Participation Agreement Between Davis Variable
                 Account Fund, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's Pre-
                 Effective Amendment No. 2 to Form N-4, Registration No.
                 333-90243 Filed March 31, 2000.)
          (s)   Form of Participation Agreement Between PIMCO Variable
                 Insurance Trust and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 2 to Form N-4, Registration No. 333-90243
                 Filed March 31, 2000.)


          (t)   Form of Participation Agreement Between Van Kampen Life
                 Investment Trust and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 2 to Form N-4, Registration No. 333-90243
                 Filed March 31, 2000.)
          (u)   Form of Participation Agreement Between American Century
                 Variable Portfolios, Inc. and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 19 to Form N-4, Registration
                 No. 33-43773 Filed April 30, 2001.)
          (v)   Form of Participation Agreement Between Federated Securities
                 Corp., Insurance Series, and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 7 to Form N-4, Registration
                 No. 333-90243 Filed April 23, 2004.)
          (w)   Form of Participation Agreement Between PIMCO Advisors VIT,
                 OCC Distributors LLC, and Merrill Lynch Life Insurance
                 Company. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 7 to Form N-4, Registration
                 No. 333-90243 Filed April 23, 2004.)
          (x)   Form of Participation Agreement Between American Funds
                 Insurance Series, Capital Research and Management Company,
                 and Merrill Lynch Life Insurance Company.
          (y)   Form of Participation Agreement Between Cohen & Steers VIF
                 Realty Fund, Inc., Cohen & Steers Securities, LLC, and
                 Merrill Lynch Life Insurance Company.
          (z)   Form of Participation Agreement Between Dreyfus Variable
                 Investment Fund, The Dreyfus Corporation, and Merrill Lynch
                 Life Insurance Company.
          (aa)  Form of Participation Agreement Between Eaton Vance Variable
                 Trust, Easton Vance Distributors, Inc., and Merrill Lynch
                 Life Insurance Company.
          (bb)  Form of Participation Agreement Between Federated Equity
                 Funds, Federated Securities Corp., and Merrill Lynch Life
                 Insurance Company.
          (cc)  Form of Participation Agreement Between Franklin Templeton
                 Variable Insurance Products Trust, Franklin/Templeton
                 Distributors, Inc., Merrill Lynch Life Insurance Company,
                 and Merrill Lynch, Pierce, Fenner & Smith Incorporated.
          (dd)  Form of Participation Agreement Between Pioneer Variable
                 Contracts Trust, Pioneer Investment Management, Inc.,
                 Pioneer Funds Distributor, Inc., and Merrill Lynch Life
                 Insurance Company.
          (ee)  Form of Participation Agreement Between Wanger Advisors
                 Trust, Columbia Funds Distributor, Inc., and Merrill Lynch
                 Life Insurance Company.
          (ff)  Form of Participation Agreement Between Oppenheimer Variable
                 Account Funds, OppenheimerFunds, Inc., and Merrill Lynch
                 Life Insurance Company.
      (9)       Opinion of Barry G. Skolnick, Esq. and Consent to its use as
                 to the legality of the securities being registered.
                 (Incorporated by Reference to Registrant's Pre-Effective
                 Amendment No. 1 to Form N-4, Registration No. 333-118362
                 Filed January 31, 2005.)
     (10) (a)   Written Consent of Sutherland Asbill & Brennan LLP.
          (b)   Written Consent of Deloitte & Touche LLP, independent
                 registered public accounting firm.
          (c)   Written Consent of Barry G. Skolnick, Esq.
     (11)       Not Applicable.
     (12)       Not Applicable.
     (13) (a)   Power of Attorney from Barry G. Skolnick. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 4 to
                 Form N-4, Registration No. 33-43773 Filed March 2, 1994.)
          (b)   Power of Attorney from H. McIntyre Gardner. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-63904 Filed June 26, 2001.)


          (c) Power of Attorney from Christopher J. Grady. (Incorporated by Reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-63904 Filed June 26, 2001.)
          (d)   Power of Attorney from Nikos K. Kardassis. (Incorporated by
                 Reference to Registrant's Pre-Effective Amendment No. 1 to
                 Form N-4, Registration No. 333-63904 Filed September 10,
                 2001.)
          (e)   Power of Attorney for Deborah J. Adler. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, File No. 333-90243 Filed April 22, 2003.)
          (f)   Power of Attorney for Joseph E. Justice. (Incorporated by
                 Reference to Registrant's Registration Statement on Form
                 N-4, File No. 333-90243 Filed April 22, 2003.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


           NAME                 PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR
           ----             -----------------------------------  --------------------------------------
Deborah J. Adler..........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                            Pennington, New Jersey 08534         and Chief Actuary.
H. McIntyre Gardner.......  4 World Financial Center             Director and Chairman of the Board.
                            New York, NY 10080
Christopher J. Grady......  800 Scudders Mill Road-3D            Director and Senior Vice President.
                            Plainsboro, New Jersey 08536
Joseph E. Justice.........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                            Pennington, New Jersey 08534         Chief Financial Officer, and
                                                                 Treasurer.
Nikos K. Kardassis........  800 Scudders Mill Road-3D            Director, President and Chief
                            Plainsboro, New Jersey 08536         Executive Officer.
Barry G. Skolnick.........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President and
                            Pennington, New Jersey 08534         General Counsel.
Andrew J. Bucklee.........  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                            Pennington, New Jersey 08534
Toni DeChiara.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                            Pennington, New Jersey 08534
Alison Denis..............  800 Scudders Mill Road-3D            Senior Vice President.
                            Plainsboro, New Jersey 08536
Edward W. Diffin, Jr......  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                            Pennington, New Jersey 08534
Scott Edblom..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Product Actuary.
                            Pennington, New Jersey 08534
Amy L. Ferrero............  4804 Deer Lake Drive East            Senior Vice President, Administration.
                            Jacksonville, FL 32246
Frances C. Grabish........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                            Pennington, New Jersey 08534
Roger Helms...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                            Pennington, New Jersey 08534
Radha Lakshminarayanan....  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Corporate
                            Pennington, New Jersey 08534         Actuary
Patrick Lusk..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Appointed Actuary.
                            Pennington, New Jersey 08534
Robin A. Maston...........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                            Pennington, New Jersey 08534         Officer.
Jane R. Michael...........  4804 Deer Lake Drive East            Vice President.
                            Jacksonville, FL 32246
Paul Michalowski..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President
                            Pennington, New Jersey 08534
Terry L. Rapp.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                            Pennington, New Jersey 08534         Officer.
Concetta M. Ruggiero......  800 Scudders Mill Road-3D            Senior Vice President.
                            Plainsboro, New Jersey 08536

           NAME                 PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR
           ----             -----------------------------------  --------------------------------------
Lori M. Salvo.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Chief Compliance
                            Pennington, New Jersey 08534         Officer, Senior Counsel, Director of
                                                                 Compliance, and Secretary.
Sarah Scanga..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                            Pennington, New Jersey 08534
Cheryl Y. Sullivan........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Counsel.
                            Pennington, New Jersey 08534
Greta Rein Ulmer..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                            Pennington, New Jersey 08534         Officer.
Kelley J. Woods...........  4804 Deer Lake Drive East            Vice President.
                            Jacksonville, FL 32246
Connie F. Yost............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Controller.
                            Pennington, New Jersey 08534


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


     The following are subsidiaries of ML & Co. as of February 22, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.





                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..................................    Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated (1)....    Delaware
     Merrill Lynch Life Agency Inc. (2).....................    Washington
     Merrill Lynch Professional Clearing Corp. (3)..........    Delaware
  Merrill Lynch Capital Services, Inc. .....................    Delaware
     Merrill Lynch Commodities, Inc. .......................    Delaware
       Merrill Lynch Commodities (Europe) Holdings
          Limited...........................................    England
          Merrill Lynch Commodities (Europe) Limited........    England
            Merrill Lynch Commodities (Europe) Trading
               Limited......................................    England
            Merrill Lynch Commodities GmbH..................    Germany
  Merrill Lynch Government Securities, Inc. ................    Delaware
     Merrill Lynch Money Markets Inc. ......................    Delaware
  Merrill Lynch Group, Inc. ................................    Delaware
     Investor Protection Insurance Company..................    Vermont
     Merrill Lynch Credit Reinsurance Limited...............    Bermuda

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     FAM Distributors, Inc. ................................    Delaware
     Merrill Lynch Investment Managers Group Limited (4)....    England
       Merrill Lynch Investment Managers (Channel Island)
          Limited (4).......................................    England
       Merrill Lynch Investment Managers (Dublin) Limited
          (4)...............................................    Ireland
       Merrill Lynch Investment Managers Limited (Australia)
          (4)...............................................    Australia
       Merrill Lynch Pensions Limited.......................    England
       Merrill Lynch Investment Managers (Isle of Man)
          Holdings Limited (4)..............................    Isle of Man
            Merrill Lynch Fund Managers (Isle of Man)
               Limited......................................    Isle of Man
       Merrill Lynch Investment Managers Holdings Limited...    England
       Merrill Lynch Investment Managers Limited............    England
            Merrill Lynch Fund Managers Limited.............    England
            Merrill Lynch Investment Managers Societa di
               Gestione del Risparmio S.p.A. ...............    Italy
            Merrill Lynch Investment Managers International
               Limited......................................    England
     Princeton Services, Inc. ..............................    Delaware
       Fund Asset Management, L.P. (5)......................    Delaware
            IQ Investment Advisors LLC......................    Delaware
       Merrill Lynch Investment Managers, L.P. (5)..........    Delaware
            Merrill Lynch Investment Managers, LLC..........    Delaware
            Merrill Lynch Alternative Investments LLC.......    Delaware
       Princeton Administrators, L.P. (5)...................    Delaware
     Merrill Lynch Bank & Trust Co. ........................    New Jersey
       Financial Data Services, Inc. .......................    Florida
            ML Mortgage Holdings Inc. ......................    Delaware
     Merrill Lynch Insurance Group, Inc. ...................    Delaware
       Merrill Lynch Life Insurance Company.................    Arkansas
       ML Life Insurance Company of New York................    New York
       Roszel Advisors, LLC.................................    Delaware
     Merrill Lynch International Finance Corporation........    New York
       Merrill Lynch International Bank Limited.............    England
            Majestic Acquisitions Limited...................    England
               Mortgage Holdings Limited....................    England
                 Mortgages PLC..............................    England
                 Genesis Home Loans PLC.....................    England
                 Mortgages 1 Limited........................    England
            Merrill Lynch Bank (Suisse) S.A. ...............    Switzerland
               MLBS Fund Management S.A. ...................    Switzerland
       Merrill Lynch Group Holdings Limited.................    Ireland
            Merrill Lynch Capital Markets Bank Limited......    Ireland

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Diversified Investments, Inc. ...........    Delaware
          Merrill Lynch Credit Products, L.L.C. ............    Delaware
            Merrill Lynch Mortgage Capital Inc. ............    Delaware
               Merrill Lynch Mortgage Lending, Inc. ........    Delaware
               Wilshire Credit Corporation..................    Delaware
     Merrill Lynch Trust Company, FSB.......................    Federal
     MLDP Holdings, Inc. ...................................    Delaware
       Merrill Lynch Derivatives Products AG................    Switzerland
     ML IBK Positions, Inc. ................................    Delaware
       Merrill Lynch PCG, Inc. .............................    Delaware
       Merrill Lynch Capital Corporation....................    Delaware
     ML Leasing Equipment Corp. (6).........................    Delaware
     Merrill Lynch Canada Holdings Company..................    Nova Scotia
       Merrill Lynch Canada Finance Company.................    Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ....................    Ontario
            Merrill Lynch Financial Assets Inc. ............    Canada
            Merrill Lynch Canada Inc. ......................    Canada
  Merrill Lynch Bank USA....................................    Utah
     MLBUSA Funding Corporation.............................    Delaware
     Merrill Lynch Business Financial Services Inc. (7).....    Delaware
     Merrill Lynch Credit Corporation.......................    Delaware
       Merrill Lynch NJ Investment Corporation..............    New Jersey
     Merrill Lynch Utah Investment Corporation..............    Utah
     Merrill Lynch Community Development Company, LLC.......    New Jersey
     Merrill Lynch Commercial Finance Corp. ................    Delaware
     Merrill Lynch Private Finance Inc. ....................    Delaware
  Merrill Lynch International Incorporated..................    Delaware
     Merrill Lynch Futures (Hong Kong) Limited..............    Hong Kong
     Merrill Lynch Taiwan Limited...........................    Taiwan
     Merrill Lynch International Bank.......................    Federal
     Merrill Lynch Reinsurance Solutions LTD................    Bermuda
     Merrill Lynch (Australasia) Pty Limited................    New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited........    Victoria, Australia
       Merrill Lynch Markets (Australia) Pty Limited........    New South Wales, Australia
            Merrill Lynch Private (Australia) Limited.......    Victoria, Australia
            Merrill Lynch Equities (Australia) Limited......    Victoria, Australia
            Berndale Securities Limited.....................    Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited....................................    New South Wales, Australia
            Merrill Lynch International (Australia) Pty
               Limited......................................    New South Wales, Australia
               Merrill Lynch (Australia) Futures Limited....    New South Wales, Australia
               Merrill Lynch Private (Australia) Limited....    New South Wales, Australia
     Merrill Lynch International Holdings Inc. .............    Delaware
       PT Merrill Lynch Indonesia...........................    Indonesia

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Bank and Trust Company (Cayman)            Cayman Islands, British West
          Limited...........................................      Indies
            Institucion Financiera Externa Merrill Lynch
               Bank (Uruguay) S.A. .........................    Uruguay
            Merrill Lynch Espanola Agencia de Valores
               S.A. ........................................    Spain
          Merrill Lynch Capital Markets AG (8)..............    Switzerland
          Merrill Lynch Europe PLC..........................    England
            Merrill Lynch Asset Management U.K. Limited.....    England
            Merrill Lynch Global Asset Management Limited...    England
            Merrill Lynch, Pierce, Fenner & Smith Limited...    England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. .......................    Luxembourg
            ML UK Capital Holdings (9)......................    England
               Merrill Lynch International (10).............    England
            Merrill Lynch Capital Markets Espana S.A.,
               S.V. ........................................    Spain
            Merrill Lynch (Singapore) Pte. Ltd. (11)........    Singapore
          Merrill Lynch South Africa (Pty) Ltd. (12)........    South Africa
          Merrill Lynch Mexico, S.A. de C.V., Casa de
            Bolsa...........................................    Mexico
          Merrill Lynch Argentina S.A. .....................    Argentina
          Merrill Lynch Pierce Fenner & Smith de Argentina
            S.A.F.M. y de M.................................    Argentina
          Banco Merrill Lynch de Investimentos S.A. ........    Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios..........................    Brazil
          Merrill Lynch S.A. ...............................    Luxembourg
          Merrill Lynch Europe Ltd. ........................    Cayman Islands, British West
                                                                  Indies
          Merrill Lynch France S.A.S. ......................    France
            Merrill Lynch Capital Markets (France)
               S.A.S. ......................................    France
            Merrill Lynch, Pierce, Fenner & Smith SAS.......    France
          Merrill Lynch (Asia Pacific) Limited..............    Hong Kong
            Merrill Lynch Far East Limited..................    Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..............    Japan
          Merrill Lynch Japan Finance Co., Ltd. ............    Japan
  Herzog, Heine, Geduld, LLC................................    Delaware
  Merrill Lynch Financial Markets Inc. .....................    Delaware


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Held through several intermediate holding companies.



 (5) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.



 (6) This corporation has 31 direct and indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (7) Also conducts business under the name "Merrill Lynch Capital."



 (8) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



 (9) Held through intermediate subsidiaries.



(10) Partially owned by another indirect subsidiary of ML & Co.



(11) Held through intermediate subsidiaries.



(12) Held through intermediate subsidiaries.



ITEM 27. NUMBER OF CONTRACTS



     The number of Contracts in force as of March 31, 2005 was 41.


ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 - INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 - INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust;

Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------               -----------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
James P. Gorman                             Director, Chairman of the Board and Chief
                                              Executive Officer
Do Woo Kim                                  Director and Executive Vice President
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill Lynch Drive, 2nd Floor, Pennington, New Jersey 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 25th day of April, 2005.


                                           Merrill Lynch Life Variable
                                           Annuity
                                           Separate Account A
                                                   (Registrant)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           Merrill Lynch Life Insurance
                                           Company
                                                    (Depositor)


Attest: /s/ EDWARD W. DIFFIN, JR.              By: /s/ BARRY G. SKOLNICK
        -------------------------------------  -----------------------------------------
        Edward W. Diffin, Jr.                      Barry G. Skolnick
        Vice President and Senior Counsel          Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities indicated on April 25, 2005.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST


EXHIBIT                            DESCRIPTION                            PAGE
-------                            -----------                            ----
 (8)(x)    Form of Participation Agreement Between American Funds
            Insurance Series, Capital Research and Management Company,
            and Merrill Lynch Life Insurance Company.
 (8)(y)    Form of Participation Agreement Between Cohen & Steers VIF
            Realty Fund, Inc., Cohen & Steers Securities, LLC, and
            Merrill Lynch Life Insurance Company.
 (8)(z)    Form of Participation Agreement Between Dreyfus Variable
            Investment Fund, The Dreyfus Corporation, and Merrill Lynch
            Life Insurance Company.
 (8)(aa)   Form of Participation Agreement Between Eaton Vance Variable
            Trust, Easton Vance Distributors, Inc., and Merrill Lynch
            Life Insurance Company.
 (8)(bb)   Form of Participation Agreement Between Federated Equity
            Funds, Federated Securities Corp., and Merrill Lynch Life
            Insurance Company.
 (8)(cc)   Form of Participation Agreement Between Franklin Templeton
            Variable Insurance Products Trust, Franklin/Templeton
            Distributors, Inc., Merrill Lynch Life Insurance Company,
            and Merrill Lynch, Pierce, Fenner & Smith Incorporated.
 (8)(dd)   Form of Participation Agreement Between Pioneer Variable
            Contracts Trust, Pioneer Investment Management, Inc.,
            Pioneer Funds Distributor, Inc., and Merrill Lynch Life
            Insurance Company.
 (8)(ee)   Form of Participation Agreement Between Wanger Advisors
            Trust, Columbia Funds Distributor, Inc., and Merrill Lynch
            Life Insurance Company.
 (8)(ff)   Form of Participation Agreement Between Oppenheimer Variable
            Account Funds, OppenheimerFunds, Inc., and Merrill Lynch
            Life Insurance Company.
(10)(a)    Written Consent of Sutherland Asbill & Brennan LLP.
(10)(b)    Written Consent of Deloitte & Touche LLP, independent
            registered public accounting firm.
(10)(c)    Written Consent of Barry G. Skolnick, Esq.